UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-23334

Symmetry Panoramic Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Michael Beattie

c/o SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 786-3309

Date of fiscal year end: August 31, 2025

Date of reporting period: August 31, 2025

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR § 270.30e-1), is attached hereto.

The Symmetry Panoramic Trust

Symmetry Panoramic US Equity Fund

Class I Shares - SPUSX

Annual Shareholder Report: August 31, 2025

This annual shareholder report contains important information about Class I Shares of the Symmetry Panoramic US Equity Fund (the "Fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://panoramicfunds.com/us-equity-fund/. You can also request this information by contacting us at 1-844-Sym-Fund (844-796-3863).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Symmetry Panoramic US Equity Fund, Class I Shares	$58	0.55%

How did the Fund perform in the last year?

The Fund had strong absolute performance in FY 2025 and was up 11.61% and trailed its benchmark, the MSCI US Broad Market Index (TR) (USD), by 4.26%. The Fund seeks to outperform its benchmark by taking a multi-factor approach. Specifically, by systematically overweighting US stocks with low price relative to a fundamental (value), with strong earnings (quality), and with strong relative performance in the previous 12 months (momentum). Additionally, the Fund has exposure to small capitalization stock risk (size) by deviating from market-cap weighting to gain factor exposure and exposure to low volatility stocks (low risk). With respect to investment style factors, size, value, quality, and low risk stocks trailed the broad market benchmark in the US while only momentum outperformed. The dispersion in the style returns highlights the need to diversify across investment factor styles. In the trailing 3-year period, the Fund was up 15.90% annualized and but trailed its benchmark by 2.98%. The longer-term relative underperformance driven primarily by the underperformance of value stocks relative to growth stocks and small cap stocks relative to large cap stocks.

Fiscal 2025 was a very strong year for equity investors across the globe. Much of the second half of Fiscal 2025 focused on the impact of a potential trade war following President Trump’s remarks on April 2, 2025. Despite the global equity market’s initial negative reaction to the proposed tariffs, the market recovered strongly led by a surge in equities outside the US and AI related stocks in the US. After a prolonged period of rate hikes to combat inflation following the COVID stimulus, The Fed turned to a policy of easing in early Fiscal 2025 with a series of three rate cuts of 25 bps. As of the end of Fiscal 2025, the Fed Funds target stood at 400-425 bps as compared to 525-550 bps at the beginning of Fiscal 2025. GDP growth remained positive throughout FY 2025 coming in at 2.8% for FY 2025, while US inflation as measured by year over year CPI change was 2.9% in Fiscal 2025 as compared to 2.5% in Fiscal 2024. Despite the concerns about the impact of tariffs on inflation and output, equity returns were strong globally.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	Symmetry Panoramic US Equity Fund, Class I Shares	MSCI US Broad Market Index (TR) (USD)Footnote Reference*
Nov/18	$10,000	$10,000
Aug/19	$10,626	$10,863
Aug/20	$11,341	$13,192
Aug/21	$15,446	$17,632
Aug/22	$14,050	$15,285
Aug/23	$15,522	$17,571
Aug/24	$19,600	$22,164
Aug/25	$21,876	$25,681

Since its inception on November 12, 2018. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-844-Sym-Fund (844-796-3863) or visit https://panoramicfunds.com/us-equity-fund/ for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of August 31, 2025

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Symmetry Panoramic US Equity Fund, Class I Shares	11.61%	14.04%	12.19%
MSCI US Broad Market Index (TR) (USD)Footnote Reference*	15.87%	14.25%	14.87%

Key Fund Statistics as of August 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$409,176,624	567	$1,371,910	18%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Rights	0.0%
Futures Contracts	0.0%
Real Estate	0.3%
Short-Term Investment	0.8%
Utilities	1.4%
Materials	1.7%
Energy	2.5%
Consumer Staples	3.7%
Health Care	5.0%
Communication Services	6.8%
Consumer Discretionary	7.0%
Industrials	10.5%
Financials	11.2%
Information Technology	17.3%
Registered Investment Companies	31.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
DFA US Targeted Value Portfolio, Cl I	4.6%
iShares MSCI USA Min Vol Factor ETF	4.2%
Microsoft	3.7%
DFA Real Estate Securities Portfolio, Cl I	3.7%
Dimensional US Targeted Value ETF	3.2%
iShares MSCI USA Momentum Factor ETF	3.1%
Vanguard US Value Factor ETF	2.9%
NVIDIA	2.8%
Meta Platforms, Cl A	2.7%
Apple	2.7%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-844-Sym-Fund (844-796-3863)

  https://panoramicfunds.com/us-equity-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-Sym-Fund (844-796-3863) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Symmetry Panoramic Trust

Symmetry Panoramic US Equity Fund / Class I Shares - SPUSX

Annual Shareholder Report: August 31, 2025

SPUSX-AR-2025

The Symmetry Panoramic Trust

Symmetry Panoramic International Equity Fund

Class I Shares - SPILX

Annual Shareholder Report: August 31, 2025

This annual shareholder report contains important information about Class I Shares of the Symmetry Panoramic International Equity Fund (the "Fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://panoramicfunds.com/international-equity-fund/. You can also request this information by contacting us at 1-844-Sym-Fund (844-796-3863).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Symmetry Panoramic International Equity Fund, Class I Shares	$71	0.65%

How did the Fund perform in the last year?

The Fund had strong absolute performance in FY 2025 and was up 17.68% and bested its benchmark, the MSCI ACWI ex-USA IMI (Net) (USD), by 2.03%. The Fund seeks to outperform its benchmark by taking a multi-factor approach. Specifically, by systematically overweighting xUS stocks with low price relative to a fundamental (value), with strong earnings (quality), and with strong relative performance in the previous 12 months (momentum). Additionally, the Fund has exposure to small cap stock risk (size) by deviating from market-cap weighting to gain factor exposure and to low volatility stocks (low risk). With respect to investment style factors, in ex USA Developed Markets, quality and low risk underperformed while value, size, momentum outperformed. In Emerging Markets, all investment style factors underperformed. The Fund’s relative performance was helped by an overweight to Emerging Markets which outperformed xUS Developed Markets in the Fiscal Year. The dispersion in the style factor returns highlights the need to diversify across investment styles. In the trailing 3-year period, the Fund was up 15.14% annualized and bested its benchmark by 0.15%.

Fiscal 2025 was a very strong year for equity investors across the globe. Much of the second half of Fiscal 2025 focused on the impact of a potential trade war following President Trump’s remarks on April 2, 2025. Despite the global equity market’s initial negative reaction to the proposed tariffs, the market recovered strongly led by a surge in equities outside the US and AI related stocks in the US. After a prolonged period of rate hikes to combat inflation following the COVID stimulus, The Fed turned to a policy of easing in early Fiscal 2025 with a series of three rate cuts of 25 bps. As of the end of Fiscal 2025, the Fed Funds target stood at 400-425 bps as compared to 525-550 bps at the beginning of Fiscal 2025. Gross Domestic Product ("GDP") growth remained positive throughout FY 2025 coming in at 2.8% for FY 2025, while US inflation as measured by year over year Consumer Price Index ("CPI") change was 2.9% in Fiscal 2025 as compared to 2.5% in Fiscal 2024. Despite the concerns about the impact of tariffs on inflation and output, equity returns were strong globally.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	Symmetry Panoramic International Equity Fund, Class I Shares	MSCI ACWI ex-USA IMI (Net) (USD)Footnote Reference*Footnote Reference†Footnote Reference‡
Nov/18	$10,000	$10,000
Aug/19	$10,293	$10,391
Aug/20	$10,744	$11,291
Aug/21	$13,728	$14,260
Aug/22	$11,218	$11,413
Aug/23	$12,398	$12,739
Aug/24	$14,552	$15,005
Aug/25	$17,124	$17,353

Since its inception on November 12, 2018. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-844-Sym-Fund (844-796-3863) or visit https://panoramicfunds.com/international-equity-fund/ for current month-end performance.

Footnote	Description
Footnote*	(Net) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
Footnote†	IMI - Investable Market Index
Footnote‡	ACWI – All Country World Index

Average Annual Total Returns as of August 31, 2025

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Symmetry Panoramic International Equity Fund, Class I Shares	17.68%	9.77%	8.22%
MSCI ACWI ex-USA IMI (Net) (USD)Footnote Reference*Footnote Reference†Footnote Reference‡	15.65%	8.98%	8.44%

Key Fund Statistics as of August 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$223,980,154	328	$844,915	17%

What did the Fund invest in?

Country/Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Other Countries	6.2%
France	0.9%
South Korea	1.4%
Spain	1.5%
United Kingdom	1.7%
Germany	2.1%
Canada	2.3%
Taiwan	2.4%
Italy	2.5%
Short-Term Investment	3.0%
Japan	4.0%
China	5.1%
United States	66.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
DFA Large Cap International Portfolio, Cl I	10.8%
DFA Emerging Markets Portfolio, Cl I	7.2%
DFA International Small Cap Value Portfolio, Cl I	5.8%
DFA International Value Portfolio, Cl I	5.6%
DFA International High Relative Profitability Portfolio, Cl I	5.5%
Avantis Emerging Markets Equity ETF	5.5%
DFA Emerging Markets Small Cap Portfolio, Cl I	4.8%
iShares MSCI Emerging Markets Min Vol Factor ETF	3.2%
iShares MSCI EAFE Min Vol Factor ETF	2.9%
DFA International Real Estate Securities, Cl I	2.8%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-844-Sym-Fund (844-796-3863)

  https://panoramicfunds.com/international-equity-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-Sym-Fund (844-796-3863) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Symmetry Panoramic Trust

Symmetry Panoramic International Equity Fund / Class I Shares - SPILX

Annual Shareholder Report: August 31, 2025

SPILX-AR-2025

The Symmetry Panoramic Trust

Symmetry Panoramic Global Equity Fund

Class I Shares - SPGEX

Annual Shareholder Report: August 31, 2025

This annual shareholder report contains important information about Class I Shares of the Symmetry Panoramic Global Equity Fund (the "Fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://panoramicfunds.com/global-equity-fund/. You can also request this information by contacting us at 1-844-Sym-Fund (844-796-3863).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Symmetry Panoramic Global Equity Fund, Class I Shares	$60	0.56%

How did the Fund perform in the last year?

The Fund had strong absolute performance in FY 2025 and was up 13.98% but trailed its benchmark, the MSCI ACWI IMI (Net) (USD), by 1.52%. The Fund seeks to outperform its benchmark by taking a multi-factor approach with a bias to US equities relative to the benchmark. Specifically, by systematically overweighting global stocks with low price relative to a fundamental (Value), with strong earnings (Quality), and with strong relative performance in the previous 12 months (Momentum). Additionally, the Fund has exposure to small cap stock risk (Size) by deviating from market-cap weighting to gain factor exposure and to low volatility stocks (Low Risk). Size, value, quality, and low risk stocks trailed the broad market benchmark while only momentum outperformed in the US. In ex USA Developed Markets, quality and low risk underperformed while value, size, and momentum outperformed. In Emerging Markets, all investment style factors underperformed. The overweight in US equities detracted from relative performance in the fiscal year. In the trailing 3-year period, the Fund was up 15.43% annualized and trailed its benchmark by 1.66% primarily due to the relative underperformance of US value and small capitalization stocks.

Fiscal 2025 was a very strong year for equity investors across the globe. Much of the second half of Fiscal 2025 focused on the impact of a potential trade war following President Trump’s remarks on April 2, 2025. Despite the global equity market’s initial negative reaction to the proposed tariffs, the market recovered strongly led by a surge in equities outside the US and AI related stocks in the US. After a prolonged period of rate hikes to combat inflation following the COVID stimulus, The Fed turned to a policy of easing in early Fiscal 2025 with a series of three rate cuts of 25 bps. As of the end of Fiscal 2025, the Fed Funds target stood at 400-425 bps as compared to 525-550 bps at the beginning of Fiscal 2025. GDP growth remained positive throughout FY 2025 coming in at 2.8% for FY 2025, while US inflation as measured by year over year CPI change was 2.9% in Fiscal 2025 as compared to 2.5% in Fiscal 2024. Despite the concerns about the impact of tariffs on inflation and output, equity returns were strong globally.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	Symmetry Panoramic Global Equity Fund, Class I Shares	MSCI ACWI IMI (Net) (USD)Footnote Reference*Footnote Reference†Footnote Reference‡
Nov/18	$10,000	$10,000
Aug/19	$10,499	$10,625
Aug/20	$11,126	$12,266
Aug/21	$14,752	$15,959
Aug/22	$12,889	$13,367
Aug/23	$14,190	$15,149
Aug/24	$17,393	$18,576
Aug/25	$19,824	$21,455

Since its inception on November 12, 2018. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-844-Sym-Fund (844-796-3863) or visit https://panoramicfunds.com/global-equity-fund/ for current month-end performance.

Footnote	Description
Footnote*	(Net) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
Footnote†	IMI - Investable Market Index
Footnote‡	ACWI – All Country World Index

Average Annual Total Returns as of August 31, 2025

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Symmetry Panoramic Global Equity Fund, Class I Shares	13.98%	12.25%	10.58%
MSCI ACWI IMI (Net) (USD)Footnote Reference*Footnote Reference†Footnote Reference‡	15.50%	11.83%	11.87%

Key Fund Statistics as of August 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$389,280,148	844	$1,321,104	21%

What did the Fund invest in?

Country/Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Other Countries	2.8%
Netherlands	0.4%
Spain	0.6%
South Korea	0.6%
United Kingdom	0.7%
Canada	0.8%
Germany	0.9%
Taiwan	0.9%
Italy	1.0%
Short-Term Investment	1.5%
Japan	1.7%
China	2.1%
United States	85.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Dimensional US Targeted Value ETF	3.4%
DFA Large Cap International Portfolio, Cl I	3.2%
DFA Real Estate Securities Portfolio, Cl I	2.5%
iShares MSCI USA Momentum Factor ETF	2.5%
Microsoft	2.2%
DFA International Value Portfolio, Cl I	2.2%
DFA US Targeted Value Portfolio, Cl I	1.9%
Vanguard US Value Factor ETF	1.8%
DFA International High Relative Profitability Portfolio, Cl I	1.8%
DFA International Small Cap Value Portfolio, Cl I	1.8%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-844-Sym-Fund (844-796-3863)

  https://panoramicfunds.com/global-equity-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-Sym-Fund (844-796-3863) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Symmetry Panoramic Trust

Symmetry Panoramic Global Equity Fund / Class I Shares - SPGEX

Annual Shareholder Report: August 31, 2025

SPGEX-AR-2025

The Symmetry Panoramic Trust

Symmetry Panoramic Tax-Managed Global Equity Fund

Class I Shares - SPGTX

Annual Shareholder Report: August 31, 2025

This annual shareholder report contains important information about Class I Shares of the Symmetry Panoramic Tax-Managed Global Equity Fund (the "Fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://panoramicfunds.com/global-equity-fund-2/. You can also request this information by contacting us at 1-844-Sym-Fund (844-796-3863).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Symmetry Panoramic Tax-Managed Global Equity Fund, Class I Shares	$45	0.42%

How did the Fund perform in the last year?

The Fund had strong absolute performance in FY 2025 and was up 14.72% but trailed its benchmark, the MSCI ACWI IMI (Net) (USD), by 0.78%. The Fund seeks to outperform its benchmark by taking a multi-factor approach with a bias to US equities relative to the benchmark. Specifically, by systematically overweighting global stocks with low price relative to a fundamental (value), with strong earnings (quality), and with strong relative performance in the previous 12 months (momentum). Additionally, the Fund has exposure to small cap stock risk (size) by deviating from market-cap weighting to gain factor exposure and to low volatility stocks (low risk). Size, value, quality, and low risk trailed the broad market benchmark while only momentum outperformed in the US. In ex USA Developed Markets, quality and low risk underperformed while value, size, momentum outperformed. In Emerging Markets, all investment style factors underperformed. The overweight in US equities detracted from relative performance in the fiscal year. In the trailing 3-year period, the Fund was up 15.84% annualized and trailed its benchmark by 1.25%.

Fiscal 2025 was a very strong year for equity investors across the globe. Much of the second half of Fiscal 2025 focused on the impact of a potential trade war following President Trump’s remarks on April 2, 2025. Despite the global equity market’s initial negative reaction to the proposed tariffs, the market recovered strongly led by a surge in equities outside the US and AI related stocks in the US. After a prolonged period of rate hikes to combat inflation following the COVID stimulus, The Fed turned to a policy of easing in early Fiscal 2025 with a series of three rate cuts of 25 bps. As of the end of Fiscal 2025, the Fed Funds target stood at 400-425 bps as compared to 525-550 bps at the beginning of Fiscal 2025. Gross Domestic Product ("GDP") growth remained positive throughout FY 2025 coming in at 2.8% for FY 2025, while US inflation as measured by year over year Consumer Price Index ("CPI") change was 2.9% in Fiscal 2025 as compared to 2.5% in Fiscal 2024. Despite the concerns about the impact of tariffs on inflation and output, equity returns were strong globally.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	Symmetry Panoramic Tax-Managed Global Equity Fund, Class I Shares	MSCI ACWI IMI (Net) (USD)Footnote Reference*Footnote Reference†Footnote Reference‡
Nov/18	$10,000	$10,000
Aug/19	$10,520	$10,625
Aug/20	$11,219	$12,266
Aug/21	$14,840	$15,959
Aug/22	$12,869	$13,367
Aug/23	$14,402	$15,149
Aug/24	$17,438	$18,576
Aug/25	$20,005	$21,455

Since its inception on November 12, 2018. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-844-Sym-Fund (844-796-3863) or visit https://panoramicfunds.com/global-equity-fund-2/ for current month-end performance.

Footnote	Description
Footnote*	(Net) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
Footnote†	IMI - Investable Market Index
Footnote‡	ACWI – All Country World Index

Average Annual Total Returns as of August 31, 2025

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Symmetry Panoramic Tax-Managed Global Equity Fund, Class I Shares	14.72%	12.26%	10.73%
MSCI ACWI IMI (Net) (USD)Footnote Reference*Footnote Reference†Footnote Reference‡	15.50%	11.83%	11.87%

Key Fund Statistics as of August 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$156,492,888	35	$221,356	7%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Short-Term Investment	1.2%
Registered Investment Companies	99.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
AQR Large Capital Multi-Style Fund, Cl R6	14.5%
Dimensional US Equity Market ETF	13.7%
AQR International Multi-Style Fund, Cl R6	10.7%
DFA US High Relative Profitability Portfolio, Cl I	7.0%
AQR Emerging Multi-Style II Fund, Cl R6	5.3%
Dimensional US Targeted Value ETF	5.1%
Dimensional US Marketwide Value ETF	5.1%
DFA Large Cap International Portfolio, Cl I	4.1%
iShares MSCI Global Min Vol Factor ETF	3.0%
DFA International Small Cap Value Portfolio, Cl I	2.8%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-844-Sym-Fund (844-796-3863)

  https://panoramicfunds.com/global-equity-fund-2/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-Sym-Fund (844-796-3863) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Symmetry Panoramic Trust

Symmetry Panoramic Tax-Managed Global Equity Fund / Class I Shares - SPGTX

Annual Shareholder Report: August 31, 2025

SPGTX-AR-2025

The Symmetry Panoramic Trust

Symmetry Panoramic US Systematic Fixed Income Fund

Class I Shares - SPUBX

Annual Shareholder Report: August 31, 2025

This annual shareholder report contains important information about Class I Shares of the Symmetry Panoramic US Systematic Fixed Income Fund (the "Fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://panoramicfunds.com/us-systematic-fixed-income-fund/. You can also request this information by contacting us at 1-844-Sym-Fund (844-796-3863).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Symmetry Panoramic US Systematic Fixed Income Fund, Class I Shares	$53	0.52%

How did the Fund perform in the last year?

The Fund had strong absolute performance in FY 2025 and was up 3.09% but trailed its benchmark, the Bloomberg U.S. Aggregate Bond Index (TR) (USD), by 0.05%. The Fund seeks to outperform its benchmark using a systematic multi-factor approach to selecting US corporate fixed income securities. In the trailing 3-year period, the Fund returned 3.18% and bested its benchmark by 0.16%.

Fiscal 2025 was a good year for fixed income investors across the globe. The US Treasury yield curve steepened during the fiscal year, with shorter maturities falling but longer dated maturities rising. The market yield on the 10-year Constant Maturity US Treasury rose 0.32% (i.e., 3.91% to 4.23%) over the fiscal year , while the market yield on the 1-year Constant Maturity Treasury fell 0.55% (i.e., 4.38% to 3.83%) over the same period . Corporate credit spreads in the US generally narrowed during the year for both investment grade and high-yield debt .

Much of the second half of Fiscal 2025 focused on the impact of a potential trade war following President Trump’s remarks on April 2, 2025. Despite the global equity market’s initial negative reaction to the proposed tariffs, the market recovered strongly led by a surge in equities outside the US and AI related stocks in the US. After a prolonged period of rate hikes to combat inflation following the COVID stimulus, The Fed turned to a policy of easing in early Fiscal 2025 with a series of three rate cuts of 25 bps. As of the end of Fiscal 2025, the Fed Funds target stood at 400-425 bps as compared to 525-550 bps at the beginning of Fiscal 2025. GDP growth remained positive throughout FY 2025 coming in at 2.8% for FY 2025, while US inflation as measured by year over year CPI change was 2.9% in Fiscal 2025 as compared to 2.5% in Fiscal 2024. Despite the concerns about the impact of tariffs on inflation and output, fixed income returns were strong globally.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	Symmetry Panoramic US Systematic Fixed Income Fund, Class I Shares	Bloomberg U.S. Aggregate Bond Index (TR) (USD)Footnote Reference*
Nov/18	$10,000	$10,000
Aug/19	$10,775	$11,180
Aug/20	$11,316	$11,904
Aug/21	$11,301	$11,894
Aug/22	$10,287	$10,524
Aug/23	$10,264	$10,399
Aug/24	$10,961	$11,158
Aug/25	$11,300	$11,508

Since its inception on November 12, 2018. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-844-Sym-Fund (844-796-3863) or visit https://panoramicfunds.com/us-systematic-fixed-income-fund/ for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of August 31, 2025

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Symmetry Panoramic US Systematic Fixed Income Fund, Class I Shares	3.09%	-0.03%	1.81%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)Footnote Reference*	3.14%	-0.68%	2.08%

Key Fund Statistics as of August 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$163,303,445	367	$386,785	41%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
U.S. Government Agency Obligation	0.3%
Asset-Backed Securities	0.5%
Municipal Bonds	0.5%
Short-Term Investment	0.7%
Sovereign Debt	1.4%
U.S. Treasury Obligations	25.2%
Mortgage-Backed Securities	25.8%
Corporate Obligations	44.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
FNMA, 2.00%, 3/1/2052	1.9%
FNMA, 3.00%, 6/1/2052	1.5%
FNMA, 2.50%, 1/1/2052	1.4%
U.S. Treasury Notes, 1.38%, 10/31/2028	1.3%
U.S. Treasury Bonds, 1.88%, 2/15/2041	1.3%
FNMA, 2.50%, 10/1/2051	1.2%
U.S. Treasury Bonds, 1.38%, 11/15/2040	1.1%
U.S. Treasury Bonds, 2.88%, 5/15/2049	1.1%
U.S. Treasury Notes, 3.25%, 6/30/2029	1.1%
FNMA, 2.00%, 5/1/2051	1.1%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-844-Sym-Fund (844-796-3863)

  https://panoramicfunds.com/us-systematic-fixed-income-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-Sym-Fund (844-796-3863) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Symmetry Panoramic Trust

Symmetry Panoramic US Systematic Fixed Income Fund / Class I Shares - SPUBX

Annual Shareholder Report: August 31, 2025

SPUBX-AR-2025

The Symmetry Panoramic Trust

Symmetry Panoramic Municipal Fixed Income Fund

Class I Shares - SPMFX

Annual Shareholder Report: August 31, 2025

This annual shareholder report contains important information about Class I Shares of the Symmetry Panoramic Municipal Fixed Income Fund (the "Fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://panoramicfunds.com/municipal-fixed-income-fund/. You can also request this information by contacting us at 1-844-Sym-Fund (844-796-3863).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Symmetry Panoramic Municipal Fixed Income Fund, Class I Shares	$41	0.41%

How did the Fund perform in the last year?

The Fund had good absolute performance in FY 2025 and was up 0.96% and bested its benchmark, Bloomberg US Municipal Bond Index (USD), by 0.88%. In the trailing 3-year period, the Fund returned 2.02% annualized and trailed its benchmark by 0.57%.

Fiscal 2025 was a good year for fixed income investors across the globe. The US Treasury yield curve steepened during the fiscal year, with shorter maturities falling but longer dated maturities rising. The market yield on the 10-year Constant Maturity US Treasury rose 0.32% (i.e., 3.91% to 4.23%) over the fiscal year, while the market yield on the 1-year Constant Maturity Treasury fell 0.55% (i.e., 4.38% to 3.83%) over the same period . Corporate credit spreads in the US generally narrowed during the year for both investment grade and high-yield debt.

Much of the second half of Fiscal 2025 focused on the impact of a potential trade war following President Trump’s remarks on April 2, 2025. Despite the global equity market’s initial negative reaction to the proposed tariffs, the market recovered strongly led by a surge in equities outside the US and AI related stocks in the US. After a prolonged period of rate hikes to combat inflation following the COVID stimulus, The Fed turned to a policy of easing in early Fiscal 2025 with a series of three rate cuts of 25 bps. As of the end of Fiscal 2025, the Fed Funds target stood at 400-425 bps as compared to 525-550 bps at the beginning of Fiscal 2025. Gross Domestic Product ("GDP") growth remained positive throughout FY 2025 coming in at 2.8% for FY 2025, while US inflation as measured by year over year Consumer Price Index ("CPI") change was 2.9% in Fiscal 2025 as compared to 2.5% in Fiscal 2024. Despite the concerns about the impact of tariffs on inflation and output, US municipal fixed income returns were generally positive.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	Symmetry Panoramic Municipal Fixed Income Fund, Class I Shares	Bloomberg US Municipal Bond Index (USD)	S&P Short Term National AMT-Free Muni. Bond (TR) (USD)Footnote Reference*
Nov/18	$10,000	$10,000	$10,000
Aug/19	$10,310	$11,019	$10,388
Aug/20	$10,466	$11,376	$10,633
Aug/21	$10,477	$11,762	$10,730
Aug/22	$10,105	$10,747	$10,428
Aug/23	$10,232	$10,930	$10,595
Aug/24	$10,628	$11,595	$11,040
Aug/25	$10,730	$11,604	$11,410

Since its inception on November 12, 2018. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-844-Sym-Fund (844-796-3863) or visit https://panoramicfunds.com/municipal-fixed-income-fund/ for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of August 31, 2025

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Symmetry Panoramic Municipal Fixed Income Fund, Class I Shares	0.96%	0.50%	1.04%
Bloomberg US Municipal Bond Index (USD)	0.08%	0.40%	2.21%
S&P Short Term National AMT-Free Muni. Bond (TR) (USD)Footnote Reference*	3.35%	1.42%	1.96%

Key Fund Statistics as of August 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$35,837,347	9	$-	76%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Short-Term Investment	1.1%
Registered Investment Companies	99.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Dimensional National Municipal Bond ETF	20.2%
DFA Short-Term Municipal Bond Portfolio, Cl I	13.8%
Vanguard Tax-Exempt Bond Index ETF	12.1%
iShares National Muni Bond ETF	12.0%
Schwab Municipal Bond ETF	11.0%
Vanguard Intermediate Tax-Exempt Bond ETF	10.0%
iShares Short-Term National Muni Bond ETF	10.0%
DFA Intermediate-Term Municipal Bond Portfolio, Cl I	9.9%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-844-Sym-Fund (844-796-3863)

  https://panoramicfunds.com/municipal-fixed-income-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-Sym-Fund (844-796-3863) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Symmetry Panoramic Trust

Symmetry Panoramic Municipal Fixed Income Fund / Class I Shares - SPMFX

Annual Shareholder Report: August 31, 2025

SPMFX-AR-2025

The Symmetry Panoramic Trust

Symmetry Panoramic Global Systematic Fixed Income Fund

Class I Shares - SPGBX

Annual Shareholder Report: August 31, 2025

This annual shareholder report contains important information about Class I Shares of the Symmetry Panoramic Global Systematic Fixed Income Fund (the "Fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://panoramicfunds.com/global-systematic-fixed-income-fund/. You can also request this information by contacting us at 1-844-Sym-Fund (844-796-3863).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Symmetry Panoramic Global Systematic Fixed Income Fund, Class I Shares	$58	0.57%

How did the Fund perform in the last year?

The Fund had strong absolute performance in FY 2025 and was up 2.84% but trailed its benchmark, the Bloomberg Global Aggregate Hedged Index, by 0.65%. The Fund seeks to outperform its benchmark using a systematic multi-factor approach to selecting global corporate fixed income securities. In the trailing 3-year period, the Fund returned 3.14% annualized and trailed its benchmark by 0.66%.

Fiscal 2025 was a good year for fixed income investors across the globe. The US Treasury yield curve steepened during the fiscal year, with shorter maturities falling but longer dated maturities rising. The market yield on the 10-year Constant Maturity US Treasury rose 0.32% (i.e., 3.91% to 4.23%) over the fiscal year , while the market yield on the 1-year Constant Maturity Treasury fell 0.55% (i.e., 4.38% to 3.83%) over the same period . Corporate credit spreads in the US generally narrowed during the year for both investment grade and high-yield debt .

Much of the second half of Fiscal 2025 focused on the impact of a potential trade war following President Trump’s remarks on April 2, 2025. Despite the global equity market’s initial negative reaction to the proposed tariffs, the market recovered strongly led by a surge in equities outside the US and AI related stocks in the US. After a prolonged period of rate hikes to combat inflation following the COVID stimulus, The Fed turned to a policy of easing in early Fiscal 2025 with a series of three rate cuts of 25 bps. As of the end of Fiscal 2025, the Fed Funds target stood at 400-425 bps as compared to 525-550 bps at the beginning of Fiscal 2025. GDP growth remained positive throughout FY 2025 coming in at 2.8% for FY 2025, while US inflation as measured by year over year CPI change was 2.9% in Fiscal 2025 as compared to 2.5% in Fiscal 2024. Despite the concerns about the impact of tariffs on inflation and output, fixed income returns were strong globally.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	Symmetry Panoramic Global Systematic Fixed Income Fund, Class I Shares	Bloomberg Global Aggregate Hedged Index
Nov/18	$10,000	$10,000
Aug/19	$11,058	$11,138
Aug/20	$11,407	$11,502
Aug/21	$11,413	$11,589
Aug/22	$10,082	$10,431
Aug/23	$10,056	$10,489
Aug/24	$10,757	$11,273
Aug/25	$11,062	$11,667

Since its inception on November 12, 2018. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-844-Sym-Fund (844-796-3863) or visit https://panoramicfunds.com/global-systematic-fixed-income-fund/ for current month-end performance.

Average Annual Total Returns as of August 31, 2025

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Symmetry Panoramic Global Systematic Fixed Income Fund, Class I Shares	2.84%	-0.61%	1.49%
Bloomberg Global Aggregate Hedged Index	3.49%	0.28%	2.29%

Key Fund Statistics as of August 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$261,600,329	351	$827,554	35%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Forwards	-0.9%
Interest Rate Swaps	-0.1%
Short-Term Investment	2.4%
Mortgage-Backed Securities	11.5%
U.S. Treasury Obligations	12.9%
Sovereign Debt	24.0%
Corporate Obligations	49.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Bonds, 1.75%, 8/15/2041	5.9%
French Republic Government Bond OAT	3.9%
U.S. Treasury Notes, 2.63%, 7/31/2029	3.4%
Japan Government Twenty Year Bond	2.4%
Spain Government Bond	1.8%
United Kingdom Gilt	1.7%
U.S. Treasury Notes, 1.38%, 11/15/2031	1.7%
European Union MTN	1.2%
U.S. Treasury Notes, 3.88%, 3/31/2027	1.1%
Kingdom of Belgium Government Bond	1.1%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-844-Sym-Fund (844-796-3863)

  https://panoramicfunds.com/global-systematic-fixed-income-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-Sym-Fund (844-796-3863) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Symmetry Panoramic Trust

Symmetry Panoramic Global Systematic Fixed Income Fund / Class I Shares - SPGBX

Annual Shareholder Report: August 31, 2025

SPGBX-AR-2025

The Symmetry Panoramic Trust

Symmetry Panoramic Alternatives Fund

Class I Shares - SPATX

Annual Shareholder Report: August 31, 2025

This annual shareholder report contains important information about Class I Shares of the Symmetry Panoramic Alternatives Fund (the "Fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://panoramicfunds.com/alternatives-fund/. You can also request this information by contacting us at 1-844-Sym-Fund (844-796-3863).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Symmetry Panoramic Alternatives Fund, Class I Shares	$52	0.50%

How did the Fund perform in the last year?

The Fund was up 8.25% in FY 2025. In comparison, global equities as represented by the MSCI ACWI IMI (Net) (USD) was up 15.50%. In the trailing 3-year period, the Fund was up 7.32% annualized while the MSCI ACWI IMI (Net) (USD) was up 17.09%.

Our alternatives fund has three main themes. Specifically, managed futures, long-short styles across asset classes, and diversified arbitrage strategies. In FY 2025, all three themes both resulted in positive performance. The Fund seeks to provide an uncorrelated return stream to equity markets and with lower risk as measured by standard deviation of returns. Over the trailing 3 years, the pairwise correlation of the Fund to global equity returns using monthly returns was -0.12 with the Fund’s annualized standard deviation of monthly returns approximately one-third of that for global equity. Investors can benefit from having additional diversification to alternative asset classes as compared to portfolios with exposure only to traditional asset classes such as global equity.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	Symmetry Panoramic Alternatives Fund, Class I Shares	MSCI ACWI IMI (Net) (USD)Footnote Reference*Footnote Reference†Footnote Reference‡
Nov/18	$10,000	$10,000
Aug/19	$10,239	$10,625
Aug/20	$9,815	$12,266
Aug/21	$10,899	$15,959
Aug/22	$12,190	$13,367
Aug/23	$12,892	$15,149
Aug/24	$13,919	$18,576
Aug/25	$15,067	$21,455

Since its inception on November 12, 2018. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-844-Sym-Fund (844-796-3863) or visit https://panoramicfunds.com/alternatives-fund/ for current month-end performance.

Footnote	Description
Footnote*	(Net) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
Footnote†	IMI - Investable Market Index
Footnote‡	ACWI – All Country World Index

Average Annual Total Returns as of August 31, 2025

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Symmetry Panoramic Alternatives Fund, Class I Shares	8.25%	8.95%	6.21%
MSCI ACWI IMI (Net) (USD)Footnote Reference*Footnote Reference†Footnote Reference‡	15.50%	11.83%	11.87%

Key Fund Statistics as of August 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$8,114,638	5	$-	6%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Short-Term Investment	5.9%
Registered Investment Companies	94.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
AQR Diversified Arbitrage Fund, Cl R6	46.3%
AQR Managed Futures Strategy Fund, Cl R6	24.2%
AQR Style Premia Alternative Fund, Cl R6	19.1%
AQR Alternative Risk Premia Fund, Cl R6	4.9%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-844-Sym-Fund (844-796-3863)

  https://panoramicfunds.com/alternatives-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-Sym-Fund (844-796-3863) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Symmetry Panoramic Trust

Symmetry Panoramic Alternatives Fund / Class I Shares - SPATX

Annual Shareholder Report: August 31, 2025

SPATX-AR-2025

(b)	Not applicable.

Item 2. Code of Ethics.

The Registrant (also referred to as the “Trust”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

(a) (1) The Registrant’s Board of Trustees has determined that the Registrant has an audit committee financial expert serving on the audit committee.

(a) (2) The audit committee financial experts Thomas P. Lemke and Jay Nadel are independent trustees as defined in Form N-CSR Item 3 (a) (2).

Item 4. Principal Accountant Fees and Services.

Fees billed by Cohen & Company, Ltd (Cohen) related to the Registrant.

Cohen billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

		2025			2024
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees	$140,200	N/A	N/A	$137,800	N/A	N/A
(b)	Audit-Related Fees	$1,700	N/A	N/A	$1,500	N/A	N/A
(c)	Tax Fees	$28,750	N/A	N/A	$30,750	N/A	N/A
(d)	All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

(e)(1) The Trust’s Audit Committee must pre-approve all audit and non-audit services provided by the Trust’s independent registered public accounting firm (the "Auditor") relating to the operations or financial reporting of the funds. The Trust’s Audit Committee has adopted, and the Board of Trustees has ratified, an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the Audit Committee’s considerations of audit-related and non-audit services provided by the Auditor. As a general matter, the Policy requires that the Audit Committee shall pre-approve all audit services and permissible non-audit services rendered to a fund or to the Adviser or its Affiliated Persons that provide ongoing services to the Funds if such engagement relates to the operations and financial reporting of the Trust.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	2025	2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not Applicable.

(g) The aggregate non-audit fees and services billed by Cohen for the fiscal years 2025 and 2024 were $28,750 and $30,750, respectively.

(h) During the past fiscal year, all non-audit services provided by the Registrant’s principal accountant either to the Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant, were pre-approved by the audit committee of the Registrant’s Board of Trustees. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i) Not Applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

(j) Not Applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR § 240.3b-4.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

(a) The Schedule of Investments is included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

Symmetry Panoramic Trust

ANNUAL FINANCIALS AND OTHER INFORMATION

AUGUST 31, 2025

Symmetry Panoramic US Equity Fund (SPUSX)

Symmetry Panoramic International Equity Fund (SPILX)

Symmetry Panoramic Global Equity Fund (SPGEX)

Symmetry Panoramic Tax-Managed Global Equity Fund (SPGTX)

Symmetry Panoramic US Systematic Fixed Income Fund (SPUBX)

Symmetry Panoramic Municipal Fixed Income Fund (SPMFX)

Symmetry Panoramic Global Systematic Fixed Income Fund (SPGBX)

Symmetry Panoramic Alternatives Fund (SPATX)

SYMMETRY PANORAMIC TRUST

AUGUST 31, 2025

TABLE OF CONTENTS

Financial Statements (Form N-CSR Item 7)
Schedules of Investments	1
Statements of Assets and Liabilities	133
Statements of Operations	137
Statements of Changes in Net Assets	141
Financial Highlights	149
Notes to Financial Statements	157
Report of Independent Registered Public Accounting Firm	195
Notice to Shareholders	197
Other Information (Form N-CSR Items 8-11) (Unaudited)	199

SYMMETRY PANORAMIC US EQUITY FUND

AUGUST 31, 2025

SCHEDULE OF INVESTMENTS

COMMON STOCK — 67.4%

	Shares	Value
BERMUDA — 0.0%
FINANCIALS — 0.0%
RenaissanceRe Holdings	287	$69,738

IRELAND — 0.3%
INFORMATION TECHNOLOGY — 0.3%
Accenture, Cl A	3,845	999,585

MEXICO — 0.0%
MATERIALS — 0.0%
Southern Copper	470	45,133

NETHERLANDS — 0.1%
INFORMATION TECHNOLOGY — 0.1%
NXP Semiconductors	1,121	263,267

SOUTH KOREA — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Coupang, Cl A *	811	23,178

SWITZERLAND — 0.1%
INFORMATION TECHNOLOGY — 0.1%
TE Connectivity	1,517	313,261

UNITED KINGDOM — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Aptiv PLC *	605	48,116
Flutter Entertainment *	256	78,635
		126,751

UNITED STATES — 66.9%
COMMUNICATION SERVICES — 6.8%
Alphabet, Cl A	16,385	3,488,530
Alphabet, Cl C	13,392	2,859,594
AT&T	82,678	2,421,639
Charter Communications, Cl A *	919	244,068
Comcast, Cl A	14,703	499,461

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND

AUGUST 31, 2025

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
COMMUNICATION SERVICES — continued
Electronic Arts	797	$137,044
Fox, Cl A	2,772	165,488
Fox, Cl B	2,648	144,448
GCI Liberty * (1)	1,489	—
Liberty Media -Liberty Formula One, Cl A *	450	40,554
Liberty Media -Liberty Formula One, Cl C *	1,373	137,163
Live Nation Entertainment *	1,042	173,483
Meta Platforms, Cl A	15,098	11,152,893
Netflix *	2,486	3,003,709
News, Cl A	2,994	88,054
News, Cl B	1,153	39,052
Omnicom Group	1,637	128,226
Pinterest, Cl A *	3,327	121,868
Reddit, Cl A *	481	108,263
ROBLOX, Cl A *	2,922	364,052
Snap, Cl A *	4,654	33,230
Spotify Technology *	561	382,535
Take-Two Interactive Software *	360	83,977
TKO Group Holdings, Cl A	249	47,200
T-Mobile US	1,852	466,685
Trade Desk, Cl A *	607	33,179
Verizon Communications	25,829	1,142,417
Walt Disney	3,032	358,928
Warner Bros Discovery *	7,571	88,126
		27,953,866

CONSUMER DISCRETIONARY — 7.0%
Airbnb, Cl A *	497	64,873
Amazon.com *	24,974	5,719,046
AutoNation *	7,727	1,692,831
AutoZone *	177	743,140
Best Buy	1,581	116,425
Booking Holdings	82	459,122
Burlington Stores *	321	93,308
Carnival *	6,841	218,159
Carvana, Cl A *	304	113,064
Chipotle Mexican Grill, Cl A *	6,100	257,054
Choice Hotels International	751	89,805
Darden Restaurants	1,101	227,841
Deckers Outdoor *	882	105,514

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND

AUGUST 31, 2025

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
CONSUMER DISCRETIONARY — continued
Dick's Sporting Goods	5,830	$1,240,624
Domino's Pizza	163	74,703
DoorDash, Cl A *	921	225,875
DR Horton	5,425	919,429
DraftKings, Cl A *	1,540	73,889
Duolingo, Cl A *	132	39,318
eBay	2,898	262,588
Expedia Group	868	186,446
Ford Motor	20,454	240,744
Garmin	1,308	316,301
General Motors	6,572	385,053
Genuine Parts	755	105,194
H&R Block	1,278	64,347
Hilton Worldwide Holdings	634	175,022
Home Depot	2,593	1,054,755
Las Vegas Sands	2,460	141,770
Lennar, Cl A	3,383	450,413
Lennar, Cl B	300	38,154
Lowe's	2,072	534,700
Lululemon Athletica *	747	151,043
Marriott International, Cl A	630	168,752
McDonald's	2,047	641,816
NIKE, Cl B	3,125	241,781
NVR *	26	211,059
Ollie's Bargain Outlet Holdings *	332	42,111
O'Reilly Automotive *	5,790	600,307
Penske Automotive Group	6,182	1,140,023
Pool	220	68,356
PulteGroup	8,445	1,114,909
Ralph Lauren, Cl A	798	236,950
Rivian Automotive, Cl A *	7,303	99,102
Ross Stores	1,453	213,823
Royal Caribbean Cruises	7,000	2,542,540
SharkNinja *	478	55,907
Starbucks	1,545	136,254
Tapestry	1,285	130,839
Tempur Sealy International	500	41,975
Tesla *	3,827	1,277,720
TJX	3,445	470,621
Tractor Supply	9,425	582,088
Ulta Beauty *	475	234,047

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND

AUGUST 31, 2025

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
CONSUMER DISCRETIONARY — continued
Williams-Sonoma	9,258	$1,742,263
Yum! Brands	1,600	235,152
		28,808,945

CONSUMER STAPLES — 3.7%
Albertsons, Cl A	1,799	35,008
Altria Group	11,281	758,196
Archer-Daniels-Midland	1,469	92,018
BJ's Wholesale Club Holdings *	740	72,283
Brown-Forman, Cl A	359	10,896
Brown-Forman, Cl B	1,651	49,431
Casey's General Stores	1,107	547,434
Church & Dwight	1,164	108,438
Clorox	586	69,265
Coca-Cola	13,271	915,566
Colgate-Palmolive	2,037	171,251
Constellation Brands, Cl A	786	127,285
Costco Wholesale	1,271	1,198,960
Dollar General	1,134	123,334
Dollar Tree *	775	84,607
Estee Lauder, Cl A	885	81,181
General Mills	3,346	165,058
Hershey	658	120,907
Hormel Foods	2,842	72,300
Kenvue	5,872	121,609
Keurig Dr Pepper	4,152	120,782
Kimberly-Clark	1,015	131,077
Kraft Heinz	3,652	102,146
Kroger	8,706	590,615
McCormick	1,276	89,767
Mondelez International, Cl A	1,938	119,071
Monster Beverage *	1,994	124,446
PepsiCo	3,163	470,180
Performance Food Group *	382	38,735
Philip Morris International	9,902	1,654,921
Procter & Gamble	5,575	875,498
Sprouts Farmers Market *	611	85,870
Sysco	1,996	160,618
Target	2,121	203,574
Tyson Foods, Cl A	374	21,236

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND

AUGUST 31, 2025

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
CONSUMER STAPLES — continued
US Foods Holding *	3,133	$243,121
Walmart	55,078	5,341,464
		15,298,148

ENERGY — 2.5%
Baker Hughes, Cl A	6,926	314,440
Cheniere Energy	1,935	467,922
Chesapeake Energy	972	94,070
Chevron	7,892	1,267,407
ConocoPhillips	6,301	623,610
Coterra Energy	3,460	84,562
Devon Energy	5,252	189,597
Diamondback Energy	4,908	730,114
EOG Resources	3,408	425,387
EQT	5,814	301,398
Exxon Mobil	20,630	2,357,803
Halliburton	8,943	203,274
Kinder Morgan	10,432	281,455
Marathon Petroleum	4,453	800,249
Occidental Petroleum	8,042	382,880
ONEOK	2,122	162,078
Phillips 66	1,718	229,491
Schlumberger	7,121	262,338
Targa Resources	2,215	371,588
TechnipFMC	2,161	79,438
Texas Pacific Land	103	96,148
Valero Energy	2,008	305,236
Williams	3,528	204,201
		10,234,686

FINANCIALS — 11.2%
Affirm Holdings, Cl A *	1,188	105,090
Aflac	4,970	531,094
Allstate	4,063	826,617
American Express	2,289	758,300
American International Group	3,061	248,921
Ameriprise Financial	3,182	1,638,125
Aon, Cl A	1,598	586,466
Apollo Global Management	1,166	158,844
Arch Capital Group	3,563	326,121

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND

AUGUST 31, 2025

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
FINANCIALS — continued
Ares Management, Cl A	635	$113,792
Arthur J Gallagher	634	191,943
Assurant	1,374	296,248
Assured Guaranty	9,901	813,862
Bank of America	22,174	1,125,109
Bank of New York Mellon	3,727	393,571
Bank OZK	3,480	182,596
Berkshire Hathaway, Cl B *	4,970	2,499,811
BlackRock Funding	299	337,015
Blackstone, Cl A	606	103,868
Block, Cl A *	1,712	136,344
Brown & Brown	1,634	158,416
Capital One Financial	2,218	503,993
Carlyle Group	1,865	120,404
Cboe Global Markets	1,536	362,419
Charles Schwab	4,190	401,570
Chubb	1,111	305,603
Cincinnati Financial	1,043	160,205
Citigroup	26,268	2,536,701
Citizens Financial Group	7,899	412,960
CME Group, Cl A	2,456	654,549
Coinbase Global, Cl A *	648	197,342
Corebridge Financial	4,320	150,206
Corpay *	536	174,559
East West Bancorp	7,581	797,066
Equitable Holdings	2,314	123,244
Erie Indemnity, Cl A	132	46,778
Everest Group	277	94,701
FactSet Research Systems	217	81,010
Fidelity National Financial	6,086	364,369
Fidelity National Information Services	1,909	133,267
Fifth Third Bancorp	4,565	208,940
First American Financial	1,494	98,604
First Citizens BancShares, Cl A	225	446,380
First Hawaiian	17,537	455,085
Fiserv *	1,563	215,975
Global Payments	1,022	90,774
Globe Life	1,644	230,078
Goldman Sachs Group	875	652,094
Hartford Financial Services Group	5,317	703,492
Huntington Bancshares	10,403	185,277

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND

AUGUST 31, 2025

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
FINANCIALS — continued
Interactive Brokers Group, Cl A	744	$46,307
Intercontinental Exchange	1,928	340,485
Jefferies Financial Group	1,907	123,669
JPMorgan Chase	27,079	8,162,152
KeyCorp	3,399	65,805
KKR	1,501	209,374
Lincoln National	749	32,155
Loews	1,638	158,558
LPL Financial Holdings	607	221,239
M&T Bank	956	192,787
Markel Group *	83	162,602
Marsh & McLennan	1,840	378,690
Mastercard, Cl A	2,753	1,638,833
MetLife	3,567	290,211
Moody's	645	328,795
Morgan Stanley	9,062	1,363,650
MSCI, Cl A	334	189,618
Nasdaq	6,501	615,905
Northern Trust	1,193	156,617
PayPal Holdings *	3,086	216,606
PNC Financial Services Group	1,429	296,432
Primerica	441	118,779
Principal Financial Group	1,341	107,964
Progressive	5,413	1,337,336
Prudential Financial	2,024	221,952
Raymond James Financial	1,436	243,316
Regions Financial	5,240	143,524
Reinsurance Group of America, Cl A	407	79,280
Robinhood Markets, Cl A *	5,596	582,152
S&P Global	645	353,744
SoFi Technologies *	2,971	75,879
State Street	2,265	260,407
Synchrony Financial	2,666	203,522
T Rowe Price Group	1,048	112,786
Toast, Cl A *	1,965	88,622
Tradeweb Markets, Cl A	569	70,192
Travelers	1,759	477,586
Truist Financial	2,612	122,294
Unum Group	931	65,040
US Bancorp	3,908	190,828
Virtu Financial, Cl A	4,672	195,850

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND

AUGUST 31, 2025

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
FINANCIALS — continued
Visa, Cl A	5,206	$1,831,367
Wells Fargo	9,638	792,051
Willis Towers Watson	785	256,530
WR Berkley	5,336	382,538
		45,943,827

HEALTH CARE — 5.0%
Abbott Laboratories	2,887	382,989
AbbVie	7,298	1,535,499
Agilent Technologies	872	109,576
Align Technology *	224	31,799
Alnylam Pharmaceuticals *	566	252,725
Amgen	1,568	451,129
Baxter International	2,757	68,070
Becton Dickinson	624	120,420
Biogen *	647	85,546
Boston Scientific *	3,033	319,981
Bristol-Myers Squibb	8,303	391,736
Cardinal Health	1,086	161,575
Cencora, Cl A	1,488	433,916
Centene *	1,518	44,083
Cigna Group	1,411	424,528
Cooper *	1,033	69,619
Corcept Therapeutics *	610	42,529
CVS Health	1,888	138,107
Danaher	1,348	277,445
DexCom *	882	66,450
Edwards Lifesciences *	1,683	136,895
Elevance Health	726	231,340
Eli Lilly	5,264	3,856,301
GE HealthCare Technologies	1,401	103,296
Gilead Sciences	6,716	758,707
GRAIL *	51	1,672
HCA Healthcare	4,393	1,774,596
Hologic *	1,266	84,974
Humana	442	134,218
IDEXX Laboratories *	562	363,665
Incyte *	526	44,505
Insmed *	376	51,174
Insulet *	229	77,833

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND

AUGUST 31, 2025

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
HEALTH CARE — continued
Intuitive Surgical *	359	$169,913
IQVIA Holdings *	779	148,641
Johnson & Johnson	7,221	1,279,345
Labcorp Holdings	897	249,357
McKesson	739	507,427
Medtronic	1,919	178,102
Merck	6,788	571,007
Mettler-Toledo International *	49	63,751
Molina Healthcare *	410	74,140
Natera *	208	34,996
Pfizer	12,046	298,259
Quest Diagnostics	2,786	506,049
Regeneron Pharmaceuticals	160	92,912
ResMed	934	256,392
Royalty Pharma, Cl A	1,326	47,709
STERIS	441	108,071
Stryker	778	304,517
Tenet Healthcare *	239	44,055
Thermo Fisher Scientific	410	202,015
United Therapeutics *	2,343	714,053
UnitedHealth Group	2,622	812,479
Universal Health Services, Cl B	704	127,832
Veeva Systems, Cl A *	247	66,492
Vertex Pharmaceuticals *	594	232,266
Waters *	379	114,382
West Pharmaceutical Services	357	88,161
Zimmer Biomet Holdings	629	66,737
Zoetis, Cl A	1,045	163,438
		20,549,396

INDUSTRIALS — 10.5%
3M	1,746	271,555
AECOM	1,913	238,915
Air Lease, Cl A	1,766	106,331
Allegion	249	42,280
Allison Transmission Holdings	3,317	289,607
AMETEK	1,976	365,165
Automatic Data Processing	1,516	460,940
Axon Enterprise *	214	159,920
Boeing *	866	203,233

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND

AUGUST 31, 2025

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INDUSTRIALS — continued
Booz Allen Hamilton Holding, Cl A	4,948	$537,947
Broadridge Financial Solutions	1,887	482,355
Builders FirstSource *	9,661	1,339,788
Carlisle	1,107	427,180
Carrier Global	2,275	148,330
Caterpillar	1,093	458,011
Cintas	5,228	1,098,037
CNH Industrial	7,639	87,467
Comfort Systems USA	202	142,083
Copart *	10,645	519,582
CSX	12,087	392,948
Cummins	960	382,502
Curtiss-Wright	41	19,604
Deere	921	440,827
Delta Air Lines	6,635	409,910
Dover	4,020	719,017
Eaton	5,848	2,041,771
EMCOR Group	337	208,940
Emerson Electric	1,298	171,336
Equifax	727	179,060
Esab	4,875	562,429
Expeditors International of Washington	843	101,615
Fastenal	19,738	980,189
FedEx	863	199,413
Ferguson Enterprises	1,148	265,360
Fortive	1,040	49,774
GE Vernova	1,727	1,058,599
General Dynamics	678	220,058
General Electric	6,296	1,732,659
Graco	963	82,231
HEICO	666	207,805
HEICO, Cl A	408	99,964
Honeywell International	1,518	333,201
Howmet Aerospace	8,692	1,513,277
Hubbell, Cl B	2,218	955,936
Illinois Tool Works	758	200,605
Ingersoll Rand	6,969	553,548
ITT	3,419	582,085
Jacobs Solutions	3,618	529,060
JB Hunt Transport Services	680	98,593
Johnson Controls International	3,787	404,792

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND

AUGUST 31, 2025

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INDUSTRIALS — continued
L3Harris Technologies	574	$159,354
Leidos Holdings	764	138,223
Lennox International	211	117,708
Lockheed Martin	587	267,455
Masco	540	39,631
Norfolk Southern	690	193,186
Northrop Grumman	514	303,281
Old Dominion Freight Line	4,297	648,718
Otis Worldwide	2,336	201,784
Owens Corning	2,223	333,828
PACCAR	5,516	551,490
Parker-Hannifin	1,826	1,386,573
Paychex	1,273	177,526
Paycom Software	164	37,253
Pentair	1,060	113,982
Quanta Services	6,306	2,383,416
Ralliant Corp *	347	14,494
Republic Services, Cl A	790	184,836
Rockwell Automation	384	131,877
Rollins	3,031	171,373
RTX	3,767	597,446
Ryder System	524	98,260
Snap-on	1,532	498,268
Southwest Airlines	2,769	91,100
SS&C Technologies Holdings	754	66,850
Textron	1,438	115,270
Trane Technologies	5,538	2,301,593
TransDigm Group	148	207,034
TransUnion	863	76,289
Uber Technologies *	2,306	216,188
U-Haul Holding, Cl B	712	37,195
Union Pacific	1,222	273,203
United Airlines Holdings *	9,920	1,041,600
United Parcel Service, Cl B	1,996	174,530
United Rentals	3,404	3,255,381
Veralto	759	80,598
Verisk Analytics, Cl A	1,747	468,406
Vertiv Holdings, Cl A	3,089	394,002
Waste Management	1,190	269,404
Watsco	646	259,937
Westinghouse Air Brake Technologies	2,200	425,700

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND

AUGUST 31, 2025

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INDUSTRIALS — continued
WW Grainger	956	$968,906
XPO *	2,765	358,621
Xylem	744	105,321
		43,012,924

INFORMATION TECHNOLOGY — 16.8%
Adobe *	695	247,907
Advanced Micro Devices *	3,208	521,717
Amphenol, Cl A	2,808	305,679
Analog Devices	1,132	284,483
Apple	47,326	10,986,258
Applied Materials	2,359	379,233
AppLovin, Cl A *	4,080	1,952,647
Arista Networks *	7,255	990,670
Astera Labs *	269	49,012
Atlassian, Cl A *	71	12,622
Autodesk *	507	159,553
Bentley Systems, Cl B	1,009	56,151
Broadcom	13,655	4,060,860
Cadence Design Systems *	2,715	951,417
CDW	827	136,257
Cisco Systems	12,779	882,901
Cloudflare, Cl A *	211	44,038
Cognizant Technology Solutions, Cl A	1,776	128,316
Corning	2,622	175,753
Credo Technology Group Holding *	492	60,543
Crowdstrike Holdings, Cl A *	183	77,537
Datadog, Cl A *	214	29,250
Dell Technologies, Cl C	449	54,845
DocuSign, Cl A *	571	43,773
Dynatrace *	1,440	72,864
F5 *	173	54,173
Fair Isaac *	607	923,635
First Solar *	662	129,216
Flex *	4,462	239,252
Fortinet *	6,551	516,022
Gartner *	456	114,543
Gen Digital	4,550	137,410
GLOBALFOUNDRIES *	853	28,482
GoDaddy, Cl A *	817	121,169

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND

AUGUST 31, 2025

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INFORMATION TECHNOLOGY — continued
Guidewire Software *	228	$49,481
Hewlett Packard Enterprise	8,859	199,948
HP	3,476	99,205
HubSpot *	117	56,531
Intel	6,524	158,859
International Business Machines	3,550	864,390
Intuit	556	370,852
Jabil	614	125,766
Keysight Technologies *	3,899	637,214
KLA	2,462	2,146,864
Kyndryl Holdings *	12,505	397,534
Lam Research	15,287	1,530,993
Manhattan Associates *	543	116,984
Marvell Technology	1,746	109,762
Microchip Technology	3,363	218,595
Micron Technology	2,515	299,310
Microsoft	29,742	15,069,974
MongoDB, Cl A *	299	94,367
Monolithic Power Systems	160	133,722
Motorola Solutions	1,226	579,236
NetApp	1,536	173,245
Nutanix, Cl A *	1,279	85,962
NVIDIA	65,351	11,382,837
Okta, Cl A *	884	82,009
ON Semiconductor *	2,481	123,033
Oracle	5,564	1,258,187
Palantir Technologies, Cl A *	9,397	1,472,604
Palo Alto Networks *	872	166,133
Pegasystems	3,434	186,157
PTC *	464	99,064
Pure Storage, Cl A *	1,082	83,974
QUALCOMM	4,103	659,475
Roper Technologies	279	146,840
Salesforce	1,927	493,794
Samsara, Cl A *	1,017	36,754
Seagate Technology Holdings	948	158,695
ServiceNow *	215	197,254
Snowflake, Cl A *	454	108,352
Super Micro Computer *	724	30,075
Synopsys *	1,826	1,102,028
TD SYNNEX	2,313	342,486

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND

AUGUST 31, 2025

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INFORMATION TECHNOLOGY — continued
Teledyne Technologies *	1,047	$563,464
Texas Instruments	1,748	353,935
Trimble *	1,270	102,641
Twilio, Cl A *	1,102	116,382
Tyler Technologies *	159	89,498
Ubiquiti	746	393,985
VeriSign	224	61,235
Western Digital	1,942	156,020
Workday, Cl A *	187	43,163
Zebra Technologies, Cl A *	136	43,124
Zoom Video Communications, Cl A *	880	71,650
Zscaler *	223	61,782
		68,633,612

MATERIALS — 1.7%
Air Products & Chemicals	607	178,525
Amcor	9,830	84,833
Avery Dennison	913	156,716
Ball	1,366	71,906
CF Industries Holdings	999	86,543
Corteva	4,158	308,482
CRH	2,336	263,851
Dow	2,544	62,659
DuPont de Nemours	1,280	98,458
Ecolab	416	115,249
Freeport-McMoRan	4,398	195,271
Graphic Packaging Holding	5,617	125,091
International Flavors & Fragrances	804	54,278
International Paper	1,256	62,398
Linde	1,337	639,474
LyondellBasell Industries, Cl A	1,163	65,535
Martin Marietta Materials	357	220,055
Newmont	3,803	282,943
Nucor	4,473	665,269
Packaging Corp of America	1,918	418,047
PPG Industries	1,077	119,795
Reliance	2,911	860,666
RPM International	1,754	219,794
Sherwin-Williams	1,048	383,390
Smurfit WestRock	1,251	59,247

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND

AUGUST 31, 2025

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
MATERIALS — continued
Steel Dynamics	6,300	$824,796
Vulcan Materials	749	218,079
		6,841,350

REAL ESTATE — 0.3%
CBRE Group, Cl A *	4,705	762,775
CoStar Group *	1,090	97,544
Zillow Group, Cl A *	596	48,562
Zillow Group, Cl C *	1,064	89,706
		998,587

UTILITIES — 1.4%
Alliant Energy	1,222	79,515
Ameren	643	64,159
American Electric Power	2,485	275,885
American Water Works	464	66,589
Atmos Energy	848	140,878
CenterPoint Energy	4,401	165,962
CMS Energy	712	50,958
Consolidated Edison	1,713	168,268
Constellation Energy	829	255,315
Dominion Energy	1,856	111,174
DTE Energy	1,300	177,645
Duke Energy	2,189	268,131
Edison International	916	51,415
Entergy	2,710	238,724
Evergy	1,983	141,309
Eversource Energy	1,599	102,448
Exelon	19,613	856,696
FirstEnergy	3,669	160,042
NextEra Energy	2,800	201,740
NiSource	5,185	219,170
NRG Energy	2,250	327,510
PG&E	9,595	146,612
PPL	5,203	189,753
Public Service Enterprise Group	2,477	203,931
Sempra	1,587	131,023
Southern	3,107	286,776
Vistra	2,002	378,598
WEC Energy Group	759	80,841

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND

AUGUST 31, 2025

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
UTILITIES — continued
Xcel Energy	1,327	$96,061
		5,637,128

		273,912,469
Total Common Stock
(Cost $122,266,437)		275,753,382

REGISTERED INVESTMENT COMPANIES — 31.8%

EQUITY FUNDS — 31.8%
AQR Large Cap Defensive Style Fund, Cl R6 *	47,410	1,031,162
Avantis US Small Capital Value ETF	79,127	7,900,831
DFA Real Estate Securities Portfolio, Cl I *	361,415	14,977,051
DFA US Small Cap Portfolio, Cl I *	139,875	7,200,772
DFA US Targeted Value Portfolio, Cl I *	514,090	18,743,722
Dimensional US Small Cap ETF	154,873	10,582,472
Dimensional US Targeted Value ETF	223,169	13,135,727
iShares MSCI USA Min Vol Factor ETF	181,432	17,101,780
iShares MSCI USA Momentum Factor ETF	51,853	12,638,132
Vanguard Small Cap Value ETF	25,896	5,407,085
Vanguard US Momentum Factor ETF	25,597	4,634,849
Vanguard US Quality Factor ETF	34,908	5,248,460
Vanguard US Value Factor ETF	91,457	11,730,275
Total Registered Investment Companies
(Cost $86,526,536)		130,332,318

RIGHTS — 0.0%

	Number of Rights
Abiomed(1)	362	5,651

Total Rights
(Cost $–)		5,651

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND

AUGUST 31, 2025

SHORT-TERM INVESTMENT — 0.8%
	Shares	Value
DWS Government Money Market Series,
Institutional Shares, 4.340% (A)
(Cost $3,117,251)	3,117,251	$3,117,251

Total Investments — 100.0%
(Cost $211,910,224)		$409,208,602

A list of open futures contracts held by the Fund at August 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Long Contracts
S&P 500 Index E-MINI	2	Sep-2025	$603,253	$647,275	$44,022

Percentages are based on Net Assets of $409,176,624.

*	Non-income producing security.

(1)	Level 3 security in accordance with fair value hierarchy.
(A)	The rate reported is the 7-day effective yield as of August 31, 2025.

Cl — Class

ETF — Exchange-Traded Fund

Min. — Minimum

S&P— Standard & Poor's

Vol — Volatility

The following is a summary of the level of inputs used as of August 31, 2025, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3#		Total
Common Stock	$275,753,382	$–	$–	(1)	$275,753,382
Registered Investment Companies	130,332,318	–	–		130,332,318
Rights	–	–	5,651		5,651
Short-Term Investment	3,117,251	–	–		3,117,251
Total Investments in Securities	$409,202,951	$–	$5,651		$409,208,602

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Future Contracts^
Unrealized Appreciation	$44,022	$–	$–	$44,022
Total Other Financial Instruments	$44,022	$–	$–	$44,022

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND

AUGUST 31, 2025

#	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

(1)	Includes security valued at zero.

^	Futures contracts are valued at the unrealized depreciation on the instrument.

Amounts designated as “—” are $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

AUGUST 31, 2025

SCHEDULE OF INVESTMENTS

REGISTERED INVESTMENT COMPANIES — 66.0%

	Shares	Value
EQUITY FUNDS — 66.0%
AQR International Defensive Style Fund, Cl R6	358,380	$5,916,860
Avantis Emerging Markets Equity ETF	172,237	12,244,328
Avantis International Equity ETF	54,104	4,157,892
Avantis International Small Cap Value ETF	68,705	5,893,515
DFA Emerging Markets Portfolio, Cl I	476,661	16,111,140
DFA Emerging Markets Small Cap Portfolio, Cl I	400,645	10,785,369
DFA Emerging Markets Targeted Value Portfolio, Cl I	145,375	1,895,692
DFA International High Relative Profitability Portfolio, Cl I	841,056	12,371,928
DFA International Real Estate Securities, Cl I	1,554,947	6,204,238
DFA International Small Cap Growth Portfolio, Cl I	79,872	1,463,253
DFA International Small Cap Value Portfolio, Cl I	440,300	12,944,809
DFA International Value Portfolio, Cl I	477,629	12,647,613
DFA Large Cap International Portfolio, Cl I (A)	737,077	24,087,689
Dimensional Emerging Markets High Profitability	183,981	5,364,886
iShares MSCI EAFE Min Vol Factor ETF	75,457	6,407,054
iShares MSCI Emerging Markets Min Vol Factor ETF	115,512	7,255,309
Schwab International Small-Cap Equity ETF	47,868	2,118,159
Total Registered Investment Companies
(Cost $96,449,284)		147,869,734

COMMON STOCK — 30.6%

AUSTRALIA — 0.4%
COMMUNICATION SERVICES — 0.1%
REA Group	1,089	178,344

CONSUMER DISCRETIONARY — 0.1%
Wesfarmers	1,889	113,148

CONSUMER STAPLES — 0.0%
Coles Group	4,513	70,453

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

AUGUST 31, 2025

COMMON STOCK — continued

	Shares	Value
AUSTRALIA — continued
MATERIALS — 0.2%
BlueScope Steel	2,357	$35,312
Fortescue	30,993	390,920
		426,232

		788,177

AUSTRIA — 0.1%
FINANCIALS — 0.1%
Erste Group Bank	2,598	247,293

BRAZIL — 0.3%
FINANCIALS — 0.1%
B3 - Brasil Bolsa Balcao	48,800	117,188

INDUSTRIALS — 0.0%
WEG	8,000	55,701

MATERIALS — 0.1%
Wheaton Precious Metals	1,709	171,628

UTILITIES — 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR	10,614	240,407

		584,924

CANADA — 2.3%
CONSUMER DISCRETIONARY — 0.1%
Dollarama	865	117,945

CONSUMER STAPLES — 0.1%
George Weston	2,661	171,361

ENERGY — 0.6%
Canadian Natural Resources	11,994	379,815
Imperial Oil	9,043	820,577
		1,200,392

The accompanying notes are an integral part of the financial statements.

 SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

AUGUST 31, 2025

COMMON STOCK — continued

	Shares	Value
CANADA — continued
FINANCIALS — 1.0%
Canadian Imperial Bank of Commerce	691	$53,379
Fairfax Financial Holdings	121	208,310
iA Financial	292	31,414
Intact Financial	1,902	380,899
National Bank of Canada	6,172	648,771
Royal Bank of Canada	6,482	941,987
Sun Life Financial	402	23,482
		2,288,242

INDUSTRIALS — 0.4%
Canadian Pacific Kansas City	3,830	291,737
RB Global	1,530	175,253
WSP Global	1,891	385,098
		852,088

INFORMATION TECHNOLOGY — 0.0%
Constellation Software	28	92,773

MATERIALS — 0.1%
Agnico Eagle Mines	1,914	275,961
Lundin Gold	757	46,549
		322,510

UTILITIES — 0.0%
Hydro One	1,413	51,454

		5,096,765

CHILE — 0.1%
MATERIALS — 0.1%
Antofagasta	7,299	211,791

CHINA — 5.1%
COMMUNICATION SERVICES — 0.0%
Tencent Holdings	500	38,722

CONSUMER DISCRETIONARY — 1.1%
Alibaba Group Holding	43,900	726,882

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

AUGUST 31, 2025

COMMON STOCK — continued

	Shares	Value
CHINA — continued
CONSUMER DISCRETIONARY — continued
BYD, Cl A	1,800	$28,753
BYD, Cl H	9,500	134,024
China Tourism Group Duty Free, Cl A	1,900	18,471
Geely Automobile Holdings	53,000	133,684
Great Wall Motor, Cl H	82,500	197,808
Haier Smart Home, Cl A	8,942	32,925
Midea Group, Cl A	1,700	17,566
Pop Mart International Group	20,200	839,661
SAIC Motor, Cl A	6,200	16,310
Trip.com Group	1,200	88,833
		2,234,917

CONSUMER STAPLES — 0.0%
Foshan Haitian Flavouring & Food, Cl A	3,912	22,749
Inner Mongolia Yili Industrial Group, Cl A	7,400	29,664
Kweichow Moutai, Cl A	300	62,308
Luzhou Laojiao, Cl A	900	17,324
		132,045

ENERGY — 0.6%
China Coal Energy, Cl H	72,000	87,498
China Petroleum & Chemical, Cl A	33,400	26,739
China Shenhua Energy, Cl H	116,000	521,283
PetroChina, Cl A	13,400	16,384
PetroChina, Cl H	682,000	660,386
		1,312,290

FINANCIALS — 2.6%
Agricultural Bank of China, Cl A	21,800	21,462
Agricultural Bank of China, Cl H	1,071,000	724,241
Bank of Beijing, Cl A	21,900	18,428
Bank of China, Cl A	11,700	9,059
Bank of China, Cl H	636,000	349,084
Bank of Communications, Cl A	15,200	15,498
Bank of Communications, Cl H	111,000	96,245
Bank of Ningbo, Cl A	6,868	27,180
Bank of Shanghai, Cl A	15,700	21,002
China CITIC Bank, Cl H	384,000	343,360
China Construction Bank, Cl H	780,000	754,886

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

AUGUST 31, 2025

COMMON STOCK — continued

	Shares	Value
CHINA — continued
FINANCIALS — continued
China Everbright Bank, Cl A	28,900	$15,324
China Galaxy Securities, Cl H	82,000	118,374
China Merchants Bank, Cl A	6,500	39,109
China Merchants Bank, Cl H	60,000	372,941
China Merchants Securities, Cl A	9,300	24,736
China Pacific Insurance Group, ClA	4,500	25,441
China Pacific Insurance Group, Cl H	86,600	397,491
China Taiping Insurance Holdings	174,800	365,215
CITIC Securities, Cl A	7,150	31,565
Guotai Junan Securities, Cl A	9,520	27,996
Huatai Securities, Cl A	7,500	22,803
Huatai Securities, Cl H	49,600	126,495
Huaxia Bank, Cl A	8,800	9,340
Industrial & Commercial Bank of China, Cl A	10,600	11,046
Industrial & Commercial Bank of China, Cl H	413,000	307,232
Industrial Bank, Cl A	7,500	23,571
New China Life Insurance, Cl A	2,800	26,799
New China Life Insurance, Cl H	52,900	329,140
People's Insurance Group of China, Cl H	305,000	274,260
PICC Property & Casualty, Cl H	222,000	536,523
Ping An Bank, Cl A	9,600	16,227
Ping An Insurance Group of China, Cl A	3,500	29,404
Postal Savings Bank of China, Cl H	95,000	66,158
Shanghai Pudong Development Bank, Cl A	11,600	22,173
Shenwan Hongyuan Group, Cl A	28,000	21,431
		5,621,239

HEALTH CARE — 0.0%
Akeso *	2,000	40,283
Hansoh Pharmaceutical Group	12,000	55,743
Jiangsu Hengrui Pharmaceuticals, Cl A	5,204	48,290
		144,316

INDUSTRIALS — 0.1%
Airtac International Group	1,046	26,795
COSCO SHIPPING Holdings, Cl H	118,700	206,831
NARI Technology, Cl A	8,668	26,455
Sany Heavy Industry, Cl A	12,800	37,730

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

AUGUST 31, 2025

COMMON STOCK — continued

	Shares	Value
CHINA — continued
INDUSTRIALS — continued
Sinotruk Hong Kong	3,000	$8,747
		306,558

INFORMATION TECHNOLOGY — 0.5%
AAC Technologies Holdings	33,000	184,053
BOE Technology Group, Cl A	73,200	43,419
BYD Electronic International	14,000	74,428
Luxshare Precision Industry, Cl A	5,769	37,145
Xiaomi, Cl B *	114,600	782,128
		1,121,173

MATERIALS — 0.2%
Anhui Conch Cement, Cl A	4,300	14,686
Baoshan Iron & Steel, Cl A	31,100	30,221
China Hongqiao Group	140,000	460,818
		505,725

REAL ESTATE — 0.0%
China Merchants Shekou Industrial Zone Holdings, Cl A	8,400	10,779
China Vanke, Cl A *	8,500	8,094
Poly Developments and Holdings Group, Cl A	8,700	9,713
		28,586

		11,445,571

DENMARK — 0.3%
CONSUMER DISCRETIONARY — 0.1%
Pandora	1,121	154,974

FINANCIALS — 0.1%
Danske Bank	7,431	305,847

INDUSTRIALS — 0.1%
AP Moller - Maersk, Cl B	60	123,632
DSV Panalpina	419	92,895

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

AUGUST 31, 2025

COMMON STOCK — continued

	Shares	Value
DENMARK — continued
INDUSTRIALS — continued
ROCKWOOL, Cl B	2,040	$77,098
		293,625

		754,446

FINLAND — 0.0%
UTILITIES — 0.0%
Fortum	3,962	68,558

FRANCE — 0.9%
COMMUNICATION SERVICES — 0.3%
Orange	44,105	718,879

CONSUMER DISCRETIONARY — 0.2%
Hermes International SCA	135	330,638

CONSUMER STAPLES — 0.1%
L'Oreal	162	75,636

FINANCIALS — 0.0%
Societe Generale	340	20,981

HEALTH CARE — 0.1%
EssilorLuxottica	851	259,586

INDUSTRIALS — 0.1%
Safran	678	225,320

MATERIALS — 0.1%
Air Liquide	1,282	264,141

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

AUGUST 31, 2025

COMMON STOCK — continued

	Shares	Value
FRANCE — continued
REAL ESTATE — 0.0%
Klepierre	622	$24,287

		1,919,468
GERMANY — 2.1%
COMMUNICATION SERVICES — 0.3%
Deutsche Telekom	16,786	614,287

FINANCIALS — 0.9%
Commerzbank	7,098	270,922
Deutsche Boerse	408	120,089
Hannover Rueck	1,224	356,360
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	2,081	1,327,480
		2,074,851

INDUSTRIALS — 0.8%
Brenntag	762	47,151
Rheinmetall	237	459,723
Siemens	4,123	1,142,924
Siemens Energy *	2,099	223,291
		1,873,089

MATERIALS — 0.1%
Heidelberg Materials	652	154,230

		4,716,457

HONG KONG — 0.0%
INDUSTRIALS — 0.0%
Techtronic Industries	4,000	51,730

HUNGARY — 0.3%
ENERGY — 0.0%
MOL Hungarian Oil & Gas	14,991	129,012

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

AUGUST 31, 2025

COMMON STOCK — continued

	Shares	Value
HUNGARY — continued
FINANCIALS — 0.1%
OTP Bank Nyrt	1,791	$156,219

HEALTH CARE — 0.2%
Richter Gedeon Nyrt	14,277	433,069

		718,300

INDONESIA — 0.1%
ENERGY — 0.1%
Adaro Energy Indonesia	1,498,700	159,588

FINANCIALS — 0.0%
Bank Mandiri Persero	162,400	46,544

		206,132

ITALY — 2.5%
CONSUMER DISCRETIONARY — 0.1%
Ferrari	455	217,130

FINANCIALS — 1.9%
BPER Banca SPA	2,340	24,306
Intesa Sanpaolo	375,784	2,365,779
UniCredit	18,597	1,438,386
Unipol Gruppo	17,174	358,819
		4,187,290

INDUSTRIALS — 0.5%
Leonardo	12,970	736,809
Prysmian	4,988	435,320
		1,172,129

		5,576,549

JAPAN — 4.0%
COMMUNICATION SERVICES — 0.2%
Konami Group	2,500	377,096

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2025

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
CONSUMER DISCRETIONARY — 0.1%
Sekisui House	1,400	$31,506
Sony	4,900	133,923
		165,429

CONSUMER STAPLES — 0.5%
Ajinomoto	12,000	325,430
Japan Tobacco	28,300	899,803
		1,225,233

FINANCIALS — 1.0%
Mitsubishi HC Capital	28,800	236,253
Mitsubishi UFJ Financial Group	19,500	296,772
Mizuho Financial Group	32,900	1,082,341
ORIX	7,000	180,796
Sompo Holdings	3,300	105,466
Sumitomo Mitsui Financial Group	13,700	373,128
		2,274,756

HEALTH CARE — 0.3%
Chugai Pharmaceutical	3,300	145,831
Daiichi Sankyo	5,700	136,297
Hoya	1,400	180,777
		462,905

INDUSTRIALS — 1.2%
Hitachi	9,000	242,491
ITOCHU	12,100	683,514
Marubeni	14,600	331,350
Mitsubishi Heavy Industries	5,000	126,161
Mitsui	12,000	276,257
Nippon Yusen	22,000	793,042
Obayashi	17,900	290,359
		2,743,174

INFORMATION TECHNOLOGY — 0.5%
Advantest	4,500	344,113
Fujitsu	18,000	433,156
Nomura Research Institute	3,300	129,539

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2025

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
INFORMATION TECHNOLOGY — continued
Oracle Japan	1,100	$113,853
Renesas Electronics	4,200	49,025
TDK	8,700	112,345
		1,182,031

MATERIALS — 0.0%
Nippon Sanso Holdings	2,500	90,619
Nitto Denko	900	20,258
		110,877

UTILITIES — 0.2%
Tokyo Gas	11,500	439,357

		8,980,858

MALAYSIA — 0.0%
COMMUNICATION SERVICES — 0.0%
Telekom Malaysia	63,100	104,895

MEXICO — 0.7%
COMMUNICATION SERVICES — 0.0%
America Movil ADR	3,259	65,148

CONSUMER STAPLES — 0.2%
Arca Continental	14,900	152,245
Coca-Cola Femsa ADR	1,424	121,026
Grupo Bimbo, Ser A	5,900	18,360
		291,631

FINANCIALS — 0.0%
Grupo Financiero Inbursa, Cl O	40,800	107,287

INDUSTRIALS — 0.1%
Grupo Aeroportuario del Sureste ADR	334	108,787
Grupo Carso	24,400	162,235

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2025

COMMON STOCK — continued
	Shares	Value
MEXICO — continued
INDUSTRIALS — continued
Promotora y Operadora de Infraestructura	7,800	$97,894
		368,916

MATERIALS — 0.4%
Cemex ADR	13,401	121,815
Grupo Mexico	24,500	160,708
Southern Copper	4,378	420,660
		703,183

		1,536,165

NETHERLANDS — 0.7%
FINANCIALS — 0.5%
Euronext	2,584	426,568
NN Group	9,903	681,648
		1,108,216

INDUSTRIALS — 0.1%
Wolters Kluwer	1,621	204,204

INFORMATION TECHNOLOGY — 0.1%
ASML Holding	436	323,772

		1,636,192

NORWAY — 0.4%
COMMUNICATION SERVICES — 0.2%
Telenor	32,847	548,004

CONSUMER STAPLES — 0.0%
Orkla	1,941	21,703

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2025

COMMON STOCK — continued
	Shares	Value
NORWAY — continued
INDUSTRIALS — 0.2%
Kongsberg Gruppen	12,715	$379,749
		949,456

PHILIPPINES — 0.0%
INDUSTRIALS — 0.0%
International Container Terminal Services	1,570	13,270

POLAND — 0.2%
COMMUNICATION SERVICES — 0.1%
CD Projekt	2,247	155,559

CONSUMER DISCRETIONARY — 0.0%
LPP	3	14,213

CONSUMER STAPLES — 0.0%
Dino Polska *	2,830	35,311

FINANCIALS — 0.1%
Bank Polska Kasa Opieki	1,756	88,448
Powszechna Kasa Oszczednosci Bank Polski	5,789	112,919
		201,367

UTILITIES — 0.0%
PGE Polska Grupa Energetyczna *	11,156	34,769

		441,219

ROMANIA — 0.0%
REAL ESTATE — 0.0%
NEPI Rockcastle	5,267	43,745

RUSSIA — 0.0%
FINANCIALS — 0.0%
Evraz * (1)	29,556	—

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2025

COMMON STOCK — continued
	Shares	Value
SINGAPORE — 0.1%
COMMUNICATION SERVICES — 0.1%
Singapore Telecommunications	43,800	$147,202

SOUTH AFRICA — 0.5%
COMMUNICATION SERVICES — 0.1%
MTN Group	23,681	201,169

CONSUMER DISCRETIONARY — 0.0%
Pepkor Holdings	32,790	47,173

CONSUMER STAPLES — 0.0%
Shoprite Holdings	2,080	31,041

FINANCIALS — 0.2%
Discovery	13,288	163,024
FirstRand	6,672	28,123
Old Mutual	11,538	9,092
Sanlam	46,972	242,165
		442,404

MATERIALS — 0.2%
Harmony Gold Mining ADR	19,012	252,479
Sibanye Stillwater *	68,981	131,222
		383,701

		1,105,488

SOUTH KOREA — 1.4%
COMMUNICATION SERVICES — 0.1%
Krafton *	560	131,677

CONSUMER DISCRETIONARY — 0.2%
Coway	420	31,356
Kia	5,045	381,722
		413,078

CONSUMER STAPLES — 0.1%
KT&G	2,730	264,056

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2025

COMMON STOCK — continued
	Shares	Value
SOUTH KOREA — continued
CONSUMER STAPLES — continued
Orion	266	$20,587
		284,643

ENERGY — 0.0%
HD Hyundai	196	19,300

FINANCIALS — 0.6%
DB Insurance	1,519	143,614
Hana Financial Group	2,771	163,355
KB Financial Group	4,476	349,599
Meritz Financial Group	2,356	214,329
NH Investment & Securities	14,968	209,053
Samsung Fire & Marine Insurance	303	96,436
Samsung Life Insurance	441	45,305
		1,221,691

HEALTH CARE — 0.0%
Alteogen *	94	29,563

INDUSTRIALS — 0.3%
Hanwha Aerospace	532	337,380
HD Hyundai Heavy Industries	334	124,598
HMM	696	11,054
LS Electric	512	103,522
SK Square *	1,961	207,979
		784,533

INFORMATION TECHNOLOGY — 0.0%
LG Innotek	257	31,061

MATERIALS — 0.1%
Korea Zinc	203	119,458

		3,035,004

SPAIN — 1.5%
FINANCIALS — 1.3%
Banco Bilbao Vizcaya Argentaria	35,047	637,823

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2025

COMMON STOCK — continued
	Shares	Value
SPAIN — continued
FINANCIALS — continued
Banco Santander	122,982	$1,174,489
CaixaBank	110,550	1,103,850
		2,916,162

UTILITIES — 0.2%
Iberdrola	23,846	449,521

		3,365,683

SWEDEN — 0.8%
COMMUNICATION SERVICES — 0.4%
Tele2, Cl B	28,241	497,384
Telia	94,124	351,385
		848,769

FINANCIALS — 0.2%
Investor, Cl B	11,172	344,175
Skandinaviska Enskilda Banken, Cl A	15,724	290,777
		634,952

INDUSTRIALS — 0.2%
Alfa Laval	4,917	223,850
Atlas Copco, Cl A	10,740	171,464
		395,314

		1,879,035

SWITZERLAND — 0.6%
CONSUMER STAPLES — 0.0%
Chocoladefabriken Lindt & Spruengli	5	76,252

FINANCIALS — 0.5%
Partners Group Holding	42	57,679
Swiss Life Holding	127	137,244
Zurich Insurance Group	1,088	795,062
		989,985

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2025

COMMON STOCK — continued
	Shares	Value
SWITZERLAND — continued
HEALTH CARE — 0.0%
Sonova Holding	199	$57,966

MATERIALS — 0.0%
Sika	103	23,902

REAL ESTATE — 0.1%
Swiss Prime Site	1,324	184,146

		1,332,251

TAIWAN — 2.4%
FINANCIALS — 0.6%
Chailease Holding	8,079	30,662
CTBC Financial Holding	75,000	100,599
E.Sun Financial Holding	279,614	305,169
Fubon Financial Holding	66,195	180,861
Mega Financial Holding	57,465	75,133
SinoPac Financial Holdings	58,263	44,463
Taishin Financial Holding	216,533	114,800
Taiwan Cooperative Financial Holding	164,796	127,558
Yuanta Financial Holding	195,329	206,769
		1,186,014

INDUSTRIALS — 0.0%
Evergreen Marine Taiwan	14,600	88,240
Wan Hai Lines	16,000	43,198
Yang Ming Marine Transport	7,000	13,161
		144,599

INFORMATION TECHNOLOGY — 1.8%
Accton Technology	15,000	493,836
Acer	39,000	37,506
Advantech	5,387	60,196
ASE Technology Holding	20,000	97,129
Compal Electronics	18,000	16,191
Delta Electronics	8,000	184,302
Hon Hai Precision Industry	81,000	534,758
Inventec	15,000	20,063
Lite-On Technology	70,000	296,132

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2025

COMMON STOCK — continued
	Shares	Value
TAIWAN — continued
INFORMATION TECHNOLOGY — continued
MediaTek	8,000	$355,488
Micro-Star International	29,000	127,387
Novatek Microelectronics	25,000	354,311
Quanta Computer	4,000	34,062
Realtek Semiconductor	21,000	364,855
Synnex Technology International	54,000	115,843
United Microelectronics	310,000	407,862
Wiwynn	2,000	191,955
Zhen Ding Technology Holding	36,000	229,699
		3,921,575

MATERIALS — 0.0%
Asia Cement	58,000	70,114

		5,322,302

THAILAND — 0.1%
COMMUNICATION SERVICES — 0.1%
Advanced Info Service NVDR	20,700	188,233

CONSUMER STAPLES — 0.0%
Charoen Pokphand Foods NVDR	10,400	7,036

ENERGY — 0.0%
PTT Exploration & Production NVDR	4,900	16,945

		212,214

TÜRKIYE — 0.4%
COMMUNICATION SERVICES — 0.1%
Turkcell Iletisim Hizmetleri	62,684	144,517

CONSUMER DISCRETIONARY — 0.0%
Ford Otomotiv Sanayi	33,060	89,847

FINANCIALS — 0.3%
Akbank	46,343	76,933
Haci Omer Sabanci Holding	142,793	327,163

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2025

COMMON STOCK — continued
	Shares	Value
TÜRKIYE — continued
FINANCIALS — continued
Turkiye Is Bankasi, Cl C	558,779	$204,553
		608,649

INDUSTRIALS — 0.0%
Turk Hava Yollari AO	3,202	26,082

		869,095

UNITED KINGDOM — 1.7%
COMMUNICATION SERVICES — 0.0%
Auto Trader Group	3,155	34,262
BT Group, Cl A	16,340	47,840
		82,102

CONSUMER DISCRETIONARY — 0.1%
Next	430	69,488
Pearson	16,057	233,499
		302,987

CONSUMER STAPLES — 0.9%
British American Tobacco	12,891	732,054
Imperial Brands	26,568	1,122,044
Tesco	18,494	105,713
		1,959,811

FINANCIALS — 0.1%
HSBC Holdings	2,844	36,407
Legal & General Group	74,166	248,227
		284,634

HEALTH CARE — 0.0%
AstraZeneca	170	27,101

INDUSTRIALS — 0.6%
Ashtead Group	2,476	182,428
BAE Systems	17,152	406,519

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2025

COMMON STOCK — continued
	Shares	Value
UNITED KINGDOM — continued
INDUSTRIALS — continued
Rolls-Royce Holdings	39,847	$574,611
		1,163,558

MATERIALS — 0.0%
Anglogold Ashanti	367	20,653

UTILITIES — 0.0%
SSE	1,149	26,850

		3,867,696

UNITED STATES — 0.6%
ENERGY — 0.0%
Tenaris	5,936	107,535

INDUSTRIALS — 0.6%
Experian	5,803	300,803
Schneider Electric	4,005	983,979
		1,284,782

		1,392,317

Total Common Stock
(Cost $32,591,783)		68,620,248

PREFERRED STOCK — 0.1%

BRAZIL — 0.1%
UTILITIES — 0.1%
Cia Energetica de Minas Gerais(2)	42,194	86,537

Total Preferred Stock
(Cost $77,045)		86,537

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2025

WARRANTS — 0.0%

	Number of Warrants	Value
Constellation Software, Expires 08/22/28(1)	28	$—

Total Warrants
(Cost $–)		—

SHORT-TERM INVESTMENT — 3.0%
	Shares
DWS Government Money Market Series, Institutional Shares, 4.340% (B)
(Cost $6,622,825)	6,622,825	6,622,825

Total Investments — 99.7%
(Cost $135,740,937)		$223,199,344

A list of open futures contracts held by the Fund at August 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
IFSC Nifty50 Index	100	Sep-2025	$4,996,113	$4,910,600	$(85,513)
MSCI EAFE Index	10	Sep-2025	1,349,122	1,360,550	11,428
			$6,345,235	$6,271,150	$(74,085)

Percentages are based on Net Assets of $223,980,154.

*	Non-income producing security.

(1)	Level 3 security in accordance with fair value hierarchy.

(2)	No Interest Rate Available.

(A)	Represents greater than 10% of the Fund’s total investments. For further financial information, please go to the Securities and Exchange Commission's website https://www.sec.gov.

(B)	The rate reported is the 7-day effective yield as of August 31, 2025.

ADR — American Depositary Receipt

Cl — Class

EAFE — Europe, Australasia and Far East

ETF — Exchange-Traded Fund

IFSC— International Financial Service Centre

Min. — Minimum

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2025

NVDR — Non-Voting Depositary Receipt

NYRT — Nyilvánosan működő Részvénytársaság (public limited company)

Ser — Series

Vol — Volatility

The following is a summary of the level of inputs used as of August 31, 2025, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3#		Total
Registered Investment Companies	$147,869,734	$–	$–		$147,869,734
Common Stock
Australia	–	788,177	–		788,177
Austria	–	247,293	–		247,293
Brazil	584,924	–	–		584,924
Canada	5,096,765	–	–		5,096,765
Chile	–	211,791	–		211,791
China	–	11,445,571	–		11,445,571
Denmark	–	754,446	–		754,446
Finland	–	68,558	–		68,558
France	–	1,919,468	–		1,919,468
Germany	–	4,716,457	–		4,716,457
Hong Kong	–	51,730	–		51,730
Hungary	–	718,300	–		718,300
Indonesia	–	206,132	–		206,132
Italy	217,130	5,359,419	–		5,576,549
Japan	–	8,980,858	–		8,980,858
Malaysia	–	104,895	–		104,895
Mexico	1,536,165	–	–		1,536,165
Netherlands	–	1,636,192	–		1,636,192
Norway	–	949,456	–		949,456
Philippines	–	13,270	–		13,270
Poland	–	441,219	–		441,219
Romania	43,745	–	–		43,745
Russia	–	–	–	(1)	–	(1)
Singapore	–	147,202	–		147,202
South Africa	261,571	843,917	–		1,105,488
South Korea	–	3,035,004	–		3,035,004
Spain	–	3,365,683	–		3,365,683
Sweden	–	1,879,035	–		1,879,035
Switzerland	–	1,332,251	–		1,332,251
Taiwan	–	5,322,302	–		5,322,302
Thailand	–	212,214	–		212,214
Türkiye	–	869,095	–		869,095
United Kingdom	–	3,867,696	–		3,867,696
United States	–	1,392,317	–		1,392,317
Total Common Stock	7,740,300	60,879,948	–	(1)	68,620,248
Preferred Stock
Brazil	86,537	–	–		86,537
Warrants	–	–	–	(1)	–	(1)
Short-Term Investment	6,622,825	–	–		6,622,825

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2025

Investments in Securities	Level 1	Level 2	Level 3#		Total
Total Investments in Securities	$162,319,396	$60,879,948	$–	(1)	$223,199,344

Other Financial Instruments	Level 1	Level 2	Level 3		Total
Future Contracts^
Unrealized Depreciation	$(74,085)	$–	$–		$(74,085)
Total Other Financial Instruments	$(74,085)	$–	$–		$(74,085)

#	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

(1)	Includes securities valued at zero.

^	Futures contracts are valued at the unrealized depreciation on the instrument.

Amounts designated as “—” are $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

AUGUST 31, 2025

SCHEDULE OF INVESTMENTS

COMMON STOCK — 56.1%

	Shares	Value
AUSTRALIA — 0.1%
COMMUNICATION SERVICES — 0.0%
REA Group	734	$120,206

CONSUMER DISCRETIONARY — 0.0%
Wesfarmers	1,077	64,511

MATERIALS — 0.1%
BlueScope Steel	1,841	27,582
Fortescue	24,313	306,664
		334,246

		518,963
AUSTRIA — 0.1%
FINANCIALS — 0.1%
Erste Group Bank	2,210	210,361

BELGIUM — 0.0%
HEALTH CARE — 0.0%
UCB	94	22,051

BRAZIL — 0.1%
COMMUNICATION SERVICES — 0.0%
TIM	8,000	33,627

FINANCIALS — 0.0%
Banco Bradesco ADR	11,367	35,351

MATERIALS — 0.0%
Wheaton Precious Metals	1,224	122,922

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

AUGUST 31, 2025

COMMON STOCK — continued
	Shares	Value
BRAZIL — continued
UTILITIES — 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	6,800	$153,186

		345,086

CANADA — 0.8%
CONSUMER DISCRETIONARY — 0.0%
Dollarama	718	97,901

CONSUMER STAPLES — 0.0%
George Weston	1,536	98,914

ENERGY — 0.3%
Canadian Natural Resources	12,835	406,447
Imperial Oil	6,944	630,110
		1,036,557

FINANCIALS — 0.3%
Fairfax Financial Holdings	12	20,659
Intact Financial	1,593	319,018
National Bank of Canada	4,302	452,206
Royal Bank of Canada	1,750	254,316
Sun Life Financial	315	18,400
		1,064,599

INDUSTRIALS — 0.2%
Canadian Pacific Kansas City	3,055	232,704
RB Global	1,078	123,479
WSP Global	1,366	278,183
		634,366

INFORMATION TECHNOLOGY — 0.0%
CGI, Cl A	253	24,568
Constellation Software	22	72,893
		97,461

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

AUGUST 31, 2025

COMMON STOCK — continued
	Shares	Value
CANADA — continued
MATERIALS — 0.0%
Agnico Eagle Mines	1,438	$207,331

UTILITIES — 0.0%
Hydro One	1,426	51,927

		3,289,056

CHILE — 0.0%
MATERIALS — 0.0%
Antofagasta	5,161	149,754

CHINA — 2.1%
COMMUNICATION SERVICES — 0.0%
Tencent Holdings	800	61,956

CONSUMER DISCRETIONARY — 0.4%
Alibaba Group Holding	28,900	478,517
BYD, Cl A	1,200	19,168
BYD, Cl H	5,500	77,593
China Tourism Group Duty Free, Cl A	1,400	13,610
Geely Automobile Holdings	38,000	95,849
Great Wall Motor, Cl H	60,500	145,059
Haier Smart Home, Cl A	5,141	18,930
Midea Group, Cl A	900	9,300
Pop Mart International Group	15,000	623,511
SAIC Motor, Cl A	4,600	12,101
Trip.com Group	750	55,520
		1,549,158

CONSUMER STAPLES — 0.0%
Foshan Haitian Flavouring & Food, Cl A	3,088	17,957
Inner Mongolia Yili Industrial Group, Cl A	4,100	16,436
Jiangsu Yanghe Distillery, Cl A	900	9,330
Kweichow Moutai, Cl A	200	41,539
Luzhou Laojiao, Cl A	700	13,474
Wuliangye Yibin, Cl A	800	14,534
Yonghui Superstores, Cl A *	9,900	7,207
		120,477

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

AUGUST 31, 2025

COMMON STOCK — continued
	Shares	Value
CHINA — continued
ENERGY — 0.2%
China Coal Energy, Cl H	84,000	$102,081
China Petroleum & Chemical, Cl A	17,600	14,090
China Shenhua Energy, Cl H	100,500	451,629
PetroChina, Cl A	7,100	8,681
PetroChina, Cl H	484,000	468,661
		1,045,142

FINANCIALS — 1.0%
Agricultural Bank of China, Cl A	16,700	16,441
Agricultural Bank of China, Cl H	831,000	561,946
Bank of Beijing, Cl A	15,300	12,875
Bank of China, Cl A	10,200	7,898
Bank of China, Cl H	85,000	46,654
Bank of Communications, Cl A	12,100	12,337
Bank of Communications, Cl H	72,000	62,429
Bank of Ningbo, Cl A	4,440	17,571
Bank of Shanghai, Cl A	11,197	14,978
China CITIC Bank, Cl H	280,000	250,366
China Construction Bank, Cl H	525,000	508,096
China Everbright Bank, Cl A	26,600	14,105
China Galaxy Securities, Cl H	66,500	95,998
China Life Insurance, Cl H	7,000	21,775
China Merchants Bank, Cl A	5,000	30,084
China Merchants Bank, Cl H	31,500	195,794
China Merchants Securities, Cl A	5,500	14,629
China Pacific Insurance Group, Cl A	2,800	15,830
China Pacific Insurance Group, Cl H	39,600	181,762
China Taiping Insurance Holdings	144,200	301,281
Guotai Junan Securities, Cl A	7,145	21,012
Huatai Securities, Cl A	7,100	21,587
Huatai Securities, Cl H	39,600	100,992
Huaxia Bank, Cl A	6,500	6,899
Industrial & Commercial Bank of China, Cl A	10,100	10,525
Industrial & Commercial Bank of China, Cl H	418,000	310,952
Industrial Bank, Cl A	5,400	16,971
New China Life Insurance, Cl A	2,000	19,142
New China Life Insurance, Cl H	40,700	253,233
People's Insurance Group of China, Cl H	104,000	93,518
PICC Property & Casualty, Cl H	168,000	406,017

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

AUGUST 31, 2025

COMMON STOCK — continued
	Shares	Value
CHINA — continued
FINANCIALS — continued
Ping An Bank, Cl A	7,000	$11,832
Ping An Insurance Group of China, Cl A	1,200	10,081
Shanghai Pudong Development Bank, Cl A	10,000	19,115
Shenwan Hongyuan Group, Cl A	19,800	15,155
		3,699,880

HEALTH CARE — 0.0%
Hansoh Pharmaceutical Group	14,000	65,033
Jiangsu Hengrui Pharmaceuticals, Cl A	3,520	32,664
		97,697

INDUSTRIALS — 0.1%
Airtac International Group	1,046	26,795
China Communications Services, Cl H	22,000	13,122
COSCO SHIPPING Holdings, Cl H	96,250	167,712
NARI Technology, Cl A	6,583	20,092
Sany Heavy Industry, Cl A	9,500	28,003
		255,724

INFORMATION TECHNOLOGY — 0.3%
AAC Technologies Holdings	22,000	122,702
BOE Technology Group, Cl A	49,900	29,598
BYD Electronic International	11,000	58,479
Luxshare Precision Industry, Cl A	4,315	27,783
Xiaomi, Cl B *	83,200	567,828
		806,390

MATERIALS — 0.1%
Anhui Conch Cement, Cl A	3,288	11,230
Baoshan Iron & Steel, Cl A	24,600	23,904
China Hongqiao Group	105,500	347,260
		382,394

REAL ESTATE — 0.0%
China Merchants Shekou Industrial Zone Holdings, Cl A	6,200	7,956

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

AUGUST 31, 2025

COMMON STOCK — continued
	Shares	Value
CHINA — continued
REAL ESTATE — continued
Poly Developments and Holdings Group, Cl A	6,900	$7,703
		15,659

		8,034,477
DENMARK — 0.1%
CONSUMER DISCRETIONARY — 0.0%
Pandora	440	60,828

FINANCIALS — 0.1%
Danske Bank	7,177	295,393

INDUSTRIALS — 0.0%
DSV Panalpina	413	91,565
ROCKWOOL, Cl B	1,190	44,974
		136,539

		492,760
FINLAND — 0.0%
INDUSTRIALS — 0.0%
Wartsila Abp	1,330	38,986

FRANCE — 0.4%
COMMUNICATION SERVICES — 0.1%
Orange	32,136	523,793

CONSUMER DISCRETIONARY — 0.1%
Hermes International SCA	98	240,019

CONSUMER STAPLES — 0.0%
L'Oreal	36	16,808

HEALTH CARE — 0.0%
EssilorLuxottica	578	176,311

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

AUGUST 31, 2025

COMMON STOCK — continued
	Shares	Value
FRANCE — continued
INDUSTRIALS — 0.1%
Safran	787	$261,544

MATERIALS — 0.1%
Air Liquide	893	183,992

		1,402,467
GERMANY — 0.9%
COMMUNICATION SERVICES — 0.2%
Deutsche Telekom	16,163	591,488

FINANCIALS — 0.4%
Commerzbank	10,794	411,993
Deutsche Boerse	247	72,701
Hannover Rueck	1,226	356,942
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	1,286	820,346
		1,661,982

INDUSTRIALS — 0.3%
Brenntag	937	57,980
Rheinmetall	227	440,325
Siemens	1,980	548,869
Siemens Energy *	582	61,913
		1,109,087

MATERIALS — 0.0%
Heidelberg Materials	176	41,633

UTILITIES — 0.0%
RWE	433	17,341

		3,421,531

HONG KONG — 0.0%
INDUSTRIALS — 0.0%
Techtronic Industries	2,500	32,331

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

AUGUST 31, 2025

COMMON STOCK — continued
	Shares	Value
HUNGARY — 0.1%
ENERGY — 0.0%
MOL Hungarian Oil & Gas	10,204	$87,815

FINANCIALS — 0.0%
OTP Bank Nyrt	1,511	131,796

HEALTH CARE — 0.1%
Richter Gedeon Nyrt	11,319	343,343

		562,954

INDONESIA — 0.1%
ENERGY — 0.1%
Adaro Energy Indonesia	1,134,000	120,753

FINANCIALS — 0.0%
Bank Mandiri Persero	222,200	63,683

		184,436

IRELAND — 0.2%
INFORMATION TECHNOLOGY — 0.2%
Accenture, Cl A	2,420	629,127

ITALY — 1.0%
CONSUMER DISCRETIONARY — 0.0%
Ferrari	239	114,053

FINANCIALS — 0.7%
Intesa Sanpaolo	227,211	1,430,426
UniCredit	18,029	1,394,454
		2,824,880

INDUSTRIALS — 0.3%
Leonardo	11,312	642,620

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

AUGUST 31, 2025

COMMON STOCK — continued
	Shares	Value
ITALY — continued
INDUSTRIALS — continued
Prysmian	4,171	$364,018
		1,006,638

		3,945,571

JAPAN — 1.7%
COMMUNICATION SERVICES — 0.1%
Konami Group	1,900	286,593

CONSUMER DISCRETIONARY — 0.1%
Sekisui House	600	13,503
Sony	6,000	163,987
		177,490

CONSUMER STAPLES — 0.3%
Ajinomoto	9,600	260,344
Japan Tobacco	21,300	677,237
		937,581

FINANCIALS — 0.5%
Mitsubishi HC Capital	30,000	246,097
Mitsubishi UFJ Financial Group	15,200	231,330
Mizuho Financial Group	23,400	769,811
ORIX	7,300	188,544
Sompo Holdings	3,000	95,878
Sumitomo Mitsui Financial Group	4,100	111,666
		1,643,326

HEALTH CARE — 0.0%
Chugai Pharmaceutical	2,100	92,802
Daiichi Sankyo	4,500	107,603
Hoya	700	90,389
		290,794

INDUSTRIALS — 0.5%
Hitachi	4,100	110,468
ITOCHU	9,400	530,994
Marubeni	12,500	283,690

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

AUGUST 31, 2025

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
INDUSTRIALS — continued
Mitsui	11,000	$253,235
Mitsui OSK Lines	1,600	51,343
Nippon Yusen	19,700	710,133
Obayashi	8,900	144,368
		2,084,231
INFORMATION TECHNOLOGY — 0.2%
Advantest	3,400	259,996
Fujitsu	14,000	336,899
Nomura Research Institute	2,400	94,210
TDK	6,000	77,480
		768,585
MATERIALS — 0.0%
Nippon Sanso Holdings	1,800	65,246
Nitto Denko	3,000	67,526
		132,772
UTILITIES — 0.0%
Tokyo Gas	3,700	141,358

		6,462,730
MALAYSIA — 0.0%
COMMUNICATION SERVICES — 0.0%
Telekom Malaysia	43,200	71,814

MEXICO — 0.3%
CONSUMER STAPLES — 0.1%
Arca Continental	11,400	116,483
Coca-Cola Femsa ADR	1,093	92,894
Grupo Bimbo, Ser A	16,700	51,967
		261,344
FINANCIALS — 0.0%
Grupo Financiero Inbursa, Cl O	35,700	93,876

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

AUGUST 31, 2025

COMMON STOCK — continued
	Shares	Value
MEXICO — continued
INDUSTRIALS — 0.1%
Grupo Carso	17,100	$113,698
Promotora y Operadora de Infraestructura	10,290	129,145
		242,843

MATERIALS — 0.1%
Cemex ADR	11,065	100,581
Grupo Mexico	14,300	93,801
Southern Copper	3,513	337,576
		531,958

		1,130,021
NETHERLANDS — 0.4%
FINANCIALS — 0.2%
Euronext	1,968	324,879
NN Group	8,285	570,277
		895,156

INDUSTRIALS — 0.0%
Wolters Kluwer	998	125,722

INFORMATION TECHNOLOGY — 0.2%
ASML Holding	472	350,505
NXP Semiconductors	1,074	252,229
		602,734

		1,623,612

NORWAY — 0.2%
COMMUNICATION SERVICES — 0.1%
Telenor	30,720	512,518

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

AUGUST 31, 2025

COMMON STOCK — continued
	Shares	Value
NORWAY — continued
INDUSTRIALS — 0.1%
Kongsberg Gruppen	11,275	$336,742

		849,260
PHILIPPINES — 0.0%
FINANCIALS — 0.0%
Metropolitan Bank & Trust	24,600	30,112

POLAND — 0.1%
COMMUNICATION SERVICES — 0.0%
CD Projekt	665	46,037

CONSUMER DISCRETIONARY — 0.0%
LPP	6	28,427

CONSUMER STAPLES — 0.0%
Dino Polska *	1,830	22,834

FINANCIALS — 0.1%
Bank Polska Kasa Opieki	1,687	84,972
Powszechna Kasa Oszczednosci Bank Polski	7,038	137,282
		222,254
UTILITIES — 0.0%
PGE Polska Grupa Energetyczna *	4,990	15,552

		335,104
ROMANIA — 0.0%
REAL ESTATE — 0.0%
NEPI Rockcastle	5,921	49,177

RUSSIA — 0.0%
FINANCIALS — 0.0%
Evraz * (1)	16,851	—

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

AUGUST 31, 2025

COMMON STOCK — continued
	Shares	Value
SAUDI ARABIA — 0.0%
COMMUNICATION SERVICES — 0.0%
Etihad Etisalat	2,768	$47,207

SOUTH AFRICA — 0.1%
COMMUNICATION SERVICES — 0.0%
MTN Group	15,428	131,060

CONSUMER STAPLES — 0.0%
Shoprite Holdings	2,772	41,368

FINANCIALS — 0.0%
Discovery	1,948	23,899
FirstRand	5,526	23,292
		47,191

HEALTH CARE — 0.0%
Aspen Pharmacare Holdings	1,196	7,178

MATERIALS — 0.1%
Harmony Gold Mining ADR	13,821	183,543
Sibanye Stillwater *	53,377	101,539
		285,082

		511,879

SOUTH KOREA — 0.6%
COMMUNICATION SERVICES — 0.0%
Krafton *	415	97,582

CONSUMER DISCRETIONARY — 0.1%
Coupang, Cl A *	1,694	48,414
Coway	429	32,028
Kia	3,952	299,022
		379,464

CONSUMER STAPLES — 0.0%
KT&G	1,646	159,207

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

AUGUST 31, 2025

COMMON STOCK — continued
	Shares	Value
SOUTH KOREA — continued
FINANCIALS — 0.4%
DB Insurance	1,142	$107,970
Hana Financial Group	3,889	229,262
KB Financial Group	2,990	233,535
Meritz Financial Group	1,869	170,026
NH Investment & Securities	14,168	197,880
Samsung Fire & Marine Insurance	256	81,477
		1,020,150
HEALTH CARE — 0.0%
Alteogen *	44	13,838

INDUSTRIALS — 0.1%
Hanwha Aerospace	411	260,645
HD Hyundai Heavy Industries	306	114,153
LS Electric	383	77,440
SK Square *	1,478	156,753
		608,991

INFORMATION TECHNOLOGY — 0.0%
LG Innotek	105	12,690

MATERIALS — 0.0%
Korea Zinc	112	65,908

		2,357,830

SPAIN — 0.6%
FINANCIALS — 0.5%
Banco Bilbao Vizcaya Argentaria	17,512	318,703
Banco Santander	70,225	670,655
CaixaBank	86,144	860,154
		1,849,512

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

AUGUST 31, 2025

COMMON STOCK — continued
	Shares	Value
SPAIN — continued
UTILITIES — 0.1%
Iberdrola	18,507	$348,875

		2,198,387

SWEDEN — 0.4%
COMMUNICATION SERVICES — 0.2%
Tele2, Cl B	14,732	259,462
Telia	75,672	282,500
		541,962

FINANCIALS — 0.2%
Investor, Cl B	10,944	337,151
Skandinaviska Enskilda Banken, Cl A	15,002	277,425
		614,576

INDUSTRIALS — 0.0%
Alfa Laval	4,339	197,536
Atlas Copco, Cl A	2,768	44,191
Epiroc, Cl A	1,316	27,502
		269,229

		1,425,767

SWITZERLAND — 0.3%
CONSUMER STAPLES — 0.0%
Chocoladefabriken Lindt & Spruengli	5	76,252

FINANCIALS — 0.2%
Partners Group Holding	76	104,372
Swiss Life Holding	60	64,839
UBS Group	1,015	41,117
Zurich Insurance Group	839	613,104
		823,432

HEALTH CARE — 0.0%
Sonova Holding	106	30,877

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

AUGUST 31, 2025

COMMON STOCK — continued
	Shares	Value
SWITZERLAND — continued
INFORMATION TECHNOLOGY — 0.1%
TE Connectivity	1,162	$239,953

		1,170,514

TAIWAN — 0.9%
FINANCIALS — 0.2%
Chailease Holding	2,641	10,022
E.Sun Financial Holding	222,599	242,944
Fubon Financial Holding	19,920	54,426
Hua Nan Financial Holdings	19,089	17,386
Mega Financial Holding	29,796	38,957
SinoPac Financial Holdings	27,902	21,294
Taishin Financial Holding	154,493	81,908
Taiwan Cooperative Financial Holding	150,959	116,847
Yuanta Financial Holding	170,199	180,167
		763,951

INDUSTRIALS — 0.0%
Evergreen Marine Taiwan	16,800	101,537
Wan Hai Lines	10,000	26,999
		128,536

INFORMATION TECHNOLOGY — 0.7%
Accton Technology	11,000	362,146
Acer	42,000	40,391
Advantech	4,058	45,345
ASE Technology Holding	33,000	160,264
Asustek Computer	2,000	41,145
Compal Electronics	17,000	15,291
Delta Electronics	9,000	207,340
Hon Hai Precision Industry	59,000	389,515
Lite-On Technology	10,000	42,304
MediaTek	6,000	266,616
Micro-Star International	18,000	79,068
Novatek Microelectronics	17,000	240,932
Realtek Semiconductor	15,000	260,611
Synnex Technology International	32,000	68,648
United Microelectronics	202,000	265,768
Wiwynn	1,000	95,978

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

AUGUST 31, 2025

COMMON STOCK — continued
	Shares	Value
TAIWAN — continued
INFORMATION TECHNOLOGY — continued
Zhen Ding Technology Holding	26,000	$165,894
		2,747,256

		3,639,743

THAILAND — 0.0%
CONSUMER STAPLES — 0.0%
Charoen Pokphand Foods NVDR	52,500	35,519

TÜRKIYE — 0.2%
COMMUNICATION SERVICES — 0.0%
Turkcell Iletisim Hizmetleri	29,483	67,973

CONSUMER DISCRETIONARY — 0.0%
Ford Otomotiv Sanayi	24,800	67,399

CONSUMER STAPLES — 0.0%
BIM Birlesik Magazalar	7,126	91,816

FINANCIALS — 0.2%
Akbank	33,109	54,963
Haci Omer Sabanci Holding	105,474	241,659
Turkiye Is Bankasi, Cl C	386,389	141,446
		438,068

INDUSTRIALS — 0.0%
Turk Hava Yollari AO	2,594	21,129

		686,385
UNITED KINGDOM — 0.7%
CONSUMER DISCRETIONARY — 0.1%
Flutter Entertainment *	221	67,885
Next	390	63,024
Pearson	13,306	193,494
		324,403

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

AUGUST 31, 2025

COMMON STOCK — continued
	Shares	Value
UNITED KINGDOM — continued
CONSUMER STAPLES — 0.3%
British American Tobacco	6,607	$375,198
Imperial Brands	20,915	883,301
		1,258,499

FINANCIALS — 0.0%
Admiral Group	332	16,269
HSBC Holdings	6,445	82,505
Legal & General Group	25,875	86,601
		185,375
HEALTH CARE — 0.1%
AstraZeneca	1,371	218,558

INDUSTRIALS — 0.2%
Ashtead Group	1,136	83,699
BAE Systems	12,198	289,105
Rolls-Royce Holdings	23,217	334,799
		707,603

MATERIALS — 0.0%
Anglogold Ashanti	499	28,082

UTILITIES — 0.0%
SSE	784	18,321

		2,740,841

UNITED STATES — 43.6%
COMMUNICATION SERVICES — 4.1%
Alphabet, Cl A	8,286	1,764,172
Alphabet, Cl C	7,039	1,503,038
AT&T	45,837	1,342,566
Charter Communications, Cl A *	631	167,581
Comcast, Cl A	10,581	359,437
Electronic Arts	977	167,995
Fox, Cl A	1,383	82,565
Fox, Cl B	1,153	62,896
Liberty Media -Liberty Formula One, Cl A *	600	54,072

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

AUGUST 31, 2025

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
COMMUNICATION SERVICES — continued
Liberty Media -Liberty Formula One, Cl C *	946	$94,505
Live Nation Entertainment *	922	153,504
Meta Platforms, Cl A	8,802	6,502,037
Netflix *	1,030	1,244,498
News, Cl B	1,712	57,985
Pinterest, Cl A *	2,910	106,593
Reddit, Cl A *	353	79,453
ROBLOX, Cl A *	2,100	261,639
Snap, Cl A *	3,407	24,326
Spotify Technology *	454	309,574
Take-Two Interactive Software *	647	150,926
TKO Group Holdings, Cl A	262	49,665
T-Mobile US	2,052	517,083
Trade Desk, Cl A *	389	21,263
Verizon Communications	11,335	501,347
Walt Disney	1,937	229,302
Warner Bros Discovery *	7,406	86,206
Warner Music Group, Cl A	700	23,345
		15,917,573

CONSUMER DISCRETIONARY — 4.4%
Airbnb, Cl A *	496	64,743
Amazon.com *	14,725	3,372,025
AutoNation *	4,486	982,793
AutoZone *	113	474,434
Booking Holdings	47	263,155
Burlington Stores *	389	113,075
Carnival *	5,033	160,502
Carvana, Cl A *	383	142,445
Chipotle Mexican Grill, Cl A *	4,140	174,460
Choice Hotels International	455	54,409
Darden Restaurants	621	128,510
Deckers Outdoor *	474	56,705
Dick's Sporting Goods	2,247	478,162
Domino's Pizza	142	65,079
DoorDash, Cl A *	412	101,043
DR Horton	4,399	745,543
DraftKings, Cl A *	1,135	54,457
Duolingo, Cl A *	77	22,935
eBay	2,574	233,230

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

AUGUST 31, 2025

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
CONSUMER DISCRETIONARY — continued
Expedia Group	306	$65,729
Ford Motor	12,647	148,855
Garmin	412	99,630
General Motors	4,309	252,464
Genuine Parts	797	111,046
Hilton Worldwide Holdings	565	155,974
Home Depot	1,796	730,559
Las Vegas Sands	1,895	109,209
Lennar, Cl A	681	90,668
Lennar, Cl B	77	9,793
Lowe's	852	219,867
Lululemon Athletica *	483	97,663
Marriott International, Cl A	590	158,037
McDonald's	995	311,972
NIKE, Cl B	4,071	314,973
NVR *	33	267,882
O'Reilly Automotive *	4,215	437,011
Penske Automotive Group	3,074	566,876
Pool	429	133,295
PulteGroup	1,998	263,776
Ralph Lauren, Cl A	503	149,356
Ross Stores	1,244	183,067
Royal Caribbean Cruises	4,044	1,468,862
Starbucks	2,707	238,730
Tapestry	316	32,175
Tesla *	1,975	659,393
TJX	3,664	500,539
Tractor Supply	7,180	443,437
Ulta Beauty *	245	120,719
Williams-Sonoma	5,264	990,632
Yum! Brands	686	100,821
		17,120,715

CONSUMER STAPLES — 2.4%
Altria Group	8,368	562,413
Archer-Daniels-Midland	991	62,076
Brown-Forman, Cl A	439	13,324
Casey's General Stores	473	233,908
Church & Dwight	1,050	97,818
Coca-Cola	5,320	367,027

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

AUGUST 31, 2025

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
CONSUMER STAPLES — continued
Colgate-Palmolive	2,292	$192,688
Constellation Brands, Cl A	1,035	167,608
Costco Wholesale	643	606,555
Dollar General	1,055	114,742
Dollar Tree *	923	100,764
Estee Lauder, Cl A	451	41,370
General Mills	2,434	120,069
Hershey	837	153,799
Hormel Foods	1,658	42,179
Kenvue	8,499	176,014
Keurig Dr Pepper	3,013	87,648
Kimberly-Clark	811	104,733
Kraft Heinz	4,207	117,670
Kroger	4,181	283,639
McCormick	1,068	75,091
Mondelez International, Cl A	4,499	276,419
Monster Beverage *	2,759	172,189
PepsiCo	3,293	489,504
Philip Morris International	4,453	744,230
Pilgrim's Pride	364	16,180
Procter & Gamble	4,542	713,276
Sysco	1,387	111,612
Target	2,127	204,149
Tyson Foods, Cl A	865	49,115
US Foods Holding *	859	66,658
Walmart	28,657	2,779,156
		9,343,623

ENERGY — 1.8%
Baker Hughes, Cl A	4,219	191,543
Cheniere Energy	852	206,031
Chesapeake Energy	575	55,648
Chevron	4,278	687,019
ConocoPhillips	4,474	442,792
Coterra Energy	2,756	67,357
Devon Energy	3,762	135,808
Diamondback Energy	3,158	469,784
EOG Resources	2,677	334,143
EQT	2,451	127,060
Exxon Mobil	7,356	840,717

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

AUGUST 31, 2025

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
ENERGY — continued
Halliburton	5,489	$124,765
Kinder Morgan	6,341	171,080
Marathon Petroleum	2,902	521,518
Occidental Petroleum	4,970	236,622
ONEOK	2,300	175,674
Phillips 66	1,176	157,090
Schlumberger	4,535	167,069
Targa Resources	6,980	1,170,965
Tenaris	6,377	115,524
Texas Pacific Land	69	64,410
Valero Energy	1,767	268,602
Williams	3,561	206,111
		6,937,332

FINANCIALS — 7.2%
Affirm Holdings, Cl A *	693	61,303
Aflac	3,243	346,547
Allstate	2,219	451,456
American Express	1,137	376,665
American International Group	2,638	214,522
Ameriprise Financial	1,828	941,073
Aon, Cl A	1,169	429,023
Apollo Global Management	969	132,007
Arch Capital Group	1,454	133,085
Ares Management, Cl A	145	25,984
Arthur J Gallagher	528	159,852
Assurant	1,057	227,900
Assured Guaranty	510	41,922
Bank of America	9,968	505,776
Bank of New York Mellon	1,903	200,957
Bank OZK	2,910	152,688
Berkshire Hathaway, Cl B *	2,626	1,320,825
BlackRock Funding	213	240,081
Blackstone, Cl A	238	40,793
Block, Cl A *	968	77,092
Brighthouse Financial *	370	17,486
Brown & Brown	1,232	119,442
Capital One Financial	1,926	437,545
Carlyle Group	1,244	80,313
Cboe Global Markets	418	98,627

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

AUGUST 31, 2025

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
FINANCIALS — continued
Charles Schwab	2,422	$232,124
Chubb	901	247,838
Cincinnati Financial	763	117,197
Citigroup	14,303	1,381,241
Citizens Financial Group	2,164	113,134
CME Group, Cl A	722	192,420
Coinbase Global, Cl A *	407	123,948
Corebridge Financial	3,430	119,261
Corpay *	369	120,172
East West Bancorp	3,823	401,950
Equitable Holdings	1,214	64,658
Erie Indemnity, Cl A	189	66,978
FactSet Research Systems	154	57,491
Fidelity National Financial	2,434	145,724
Fidelity National Information Services	1,469	102,551
Fifth Third Bancorp	3,609	165,184
First American Financial	1,333	87,978
First Citizens BancShares, Cl A	130	257,908
Fiserv *	1,407	194,419
Global Payments	982	87,221
Globe Life	865	121,057
Goldman Sachs Group	805	599,926
Hartford Financial Services Group	2,749	363,720
Huntington Bancshares	4,380	78,008
Interactive Brokers Group, Cl A	652	40,580
Intercontinental Exchange	1,625	286,975
Jefferies Financial Group	1,798	116,600
JPMorgan Chase	17,721	5,341,464
KeyCorp	3,591	69,522
KKR	1,027	143,256
Lincoln National	3,571	153,303
Loews	807	78,118
LPL Financial Holdings	431	157,091
M&T Bank	807	162,740
Markel Group *	66	129,298
Marsh & McLennan	1,971	405,651
Mastercard, Cl A	1,321	786,378
MetLife	2,727	221,869
Moody's	459	233,980
Morgan Stanley	6,567	988,202
MSCI, Cl A	229	130,008

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

AUGUST 31, 2025

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
FINANCIALS — continued
Nasdaq	3,894	$368,918
Northern Trust	930	122,090
PayPal Holdings *	3,222	226,152
PNC Financial Services Group	1,082	224,450
Principal Financial Group	1,334	107,400
Progressive	3,126	772,310
Prudential Financial	1,002	109,879
Raymond James Financial	865	146,566
Regions Financial	6,591	180,527
Robinhood Markets, Cl A *	3,557	370,035
Rocket, Cl A	2,356	41,866
S&P Global	487	267,090
State Street	1,537	176,709
Synchrony Financial	2,305	175,964
T Rowe Price Group	1,241	133,556
Toast, Cl A *	1,524	68,732
Tradeweb Markets, Cl A	588	72,536
Travelers	1,239	336,401
Truist Financial	3,566	166,960
US Bancorp	3,586	175,104
Virtu Financial, Cl A	3,597	150,786
Visa, Cl A	2,579	907,241
Wells Fargo	4,772	392,163
Willis Towers Watson	543	177,447
WR Berkley	3,753	269,053
		27,860,042

HEALTH CARE — 3.7%
Abbott Laboratories	1,856	246,217
AbbVie	4,278	900,091
Agilent Technologies	886	111,335
Alnylam Pharmaceuticals *	471	210,306
Amgen	871	250,595
Avantor *	1,809	24,367
Becton Dickinson	873	168,472
Biogen *	409	54,078
Boston Scientific *	1,466	154,663
Bristol-Myers Squibb	8,267	390,037
Cardinal Health	1,059	157,558
Cencora, Cl A	1,942	566,307

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

AUGUST 31, 2025

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
HEALTH CARE — continued
Centene *	1,188	$34,500
Chemed	99	45,337
Cigna Group	1,452	436,863
Corcept Therapeutics *	388	27,051
CVS Health	2,882	210,818
Danaher	1,675	344,749
DexCom *	572	43,094
Edwards Lifesciences *	1,770	143,972
Elevance Health	674	214,770
Eli Lilly	2,747	2,012,397
GE HealthCare Technologies	2,393	176,436
Gilead Sciences	3,975	449,056
GRAIL *	58	1,902
HCA Healthcare	2,897	1,170,272
Humana	292	88,669
IDEXX Laboratories *	462	298,956
Incyte *	344	29,106
Insmed *	330	44,913
Insulet *	253	85,990
Intuitive Surgical *	220	104,125
IQVIA Holdings *	447	85,292
Johnson & Johnson	3,838	679,978
Labcorp Holdings	684	190,145
McKesson	766	525,966
Medtronic	3,138	291,238
Merck	4,341	365,165
Mettler-Toledo International *	90	117,094
Moderna *	666	16,044
Molina Healthcare *	263	47,558
Natera *	128	21,536
Pfizer	17,672	437,559
Quest Diagnostics	1,602	290,987
Regeneron Pharmaceuticals	230	133,561
ResMed	683	187,490
Royalty Pharma, Cl A	1,078	38,786
Solventum *	498	36,399
STERIS	377	92,388
Stryker	488	191,008
Thermo Fisher Scientific	432	212,855
United Therapeutics *	986	300,493
UnitedHealth Group	1,605	497,341

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

AUGUST 31, 2025

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
HEALTH CARE — continued
Veeva Systems, Cl A *	358	$96,374
Vertex Pharmaceuticals *	298	116,524
Waters *	248	74,846
West Pharmaceutical Services	206	50,872
Zimmer Biomet Holdings	622	65,994
Zoetis, Cl A	1,688	264,003
		14,624,498

INDUSTRIALS — 7.4%
3M	1,652	256,936
AECOM	663	82,802
Air Lease, Cl A	1,150	69,242
Allison Transmission Holdings	2,427	211,901
Amentum Holdings *	920	22,959
AMETEK	470	86,856
Automatic Data Processing	1,230	373,982
Axon Enterprise *	99	73,982
Boeing *	914	214,498
Booz Allen Hamilton Holding, Cl A	2,648	287,891
Broadridge Financial Solutions	1,184	302,654
Builders FirstSource *	2,894	401,340
Carlisle	715	275,911
Carrier Global	2,066	134,703
Caterpillar	1,278	535,533
Cintas	3,348	703,180
CNH Industrial	3,698	42,342
Comfort Systems USA	117	82,295
Copart *	7,052	344,208
CSX	7,967	259,007
Cummins	563	224,322
Deere	692	331,219
Delta Air Lines	3,545	219,010
Dover	2,700	482,922
Eaton	4,023	1,404,590
EMCOR Group	208	128,960
Emerson Electric	1,567	206,844
Equifax	514	126,598
Esab	1,106	127,599
Expeditors International of Washington	698	84,137
Experian	4,503	233,417

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

AUGUST 31, 2025

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INDUSTRIALS — continued
Fastenal	10,572	$525,006
FedEx	914	211,198
Ferguson Enterprises	874	202,025
Fortive	1,538	73,609
GE Vernova	1,026	628,907
General Dynamics	603	195,716
General Electric	4,652	1,280,230
HEICO	516	161,002
HEICO, Cl A	280	68,603
Honeywell International	2,199	482,681
Howmet Aerospace	4,415	768,652
Hubbell, Cl B	1,351	582,268
Illinois Tool Works	599	158,525
Ingersoll Rand	4,230	335,989
ITT	1,371	233,413
Jacobs Solutions	2,250	329,018
Johnson Controls International	1,819	194,433
L3Harris Technologies	542	150,470
Leidos Holdings	533	96,430
Lennox International	94	52,439
Lockheed Martin	734	334,432
Norfolk Southern	791	221,464
Northrop Grumman	379	223,625
nVent Electric	1,352	122,207
Old Dominion Freight Line	3,574	539,567
Otis Worldwide	1,188	102,619
PACCAR	1,955	195,461
Parker-Hannifin	1,345	1,021,326
Paychex	1,038	144,754
Pentair	704	75,701
Quanta Services	3,315	1,252,937
Ralliant Corp *	513	21,435
Republic Services, Cl A	640	149,741
Rockwell Automation	530	182,018
Rollins	1,732	97,927
RTX	1,913	303,402
Ryder System	349	65,444
Schneider Electric	3,162	776,864
Snap-on	913	296,944
Southwest Airlines	1,809	59,516
SS&C Technologies Holdings	1,137	100,806

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

AUGUST 31, 2025

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INDUSTRIALS — continued
Symbotic, Cl A *	782	$37,090
Timken	400	30,892
Trane Technologies	3,473	1,443,379
TransDigm Group	132	184,652
TransUnion	605	53,482
Uber Technologies *	1,353	126,844
Union Pacific	2,296	513,317
United Airlines Holdings *	7,477	785,085
United Parcel Service, Cl B	3,537	309,275
United Rentals	1,847	1,766,360
Veralto	583	61,909
Verisk Analytics, Cl A	884	237,018
Vertiv Holdings, Cl A	1,399	178,442
Waste Management	1,525	345,245
Watsco	501	201,592
Westinghouse Air Brake Technologies	1,325	256,388
WW Grainger	677	686,140
XPO *	1,012	131,256
Xylem	1,052	148,921
		28,847,931

INFORMATION TECHNOLOGY — 10.3%
Adobe *	640	228,288
Advanced Micro Devices *	2,160	351,281
Amdocs	844	72,221
Amphenol, Cl A	2,709	294,902
Analog Devices	1,081	271,666
Apple	26,307	6,106,907
Applied Materials	1,157	185,999
AppLovin, Cl A *	1,654	791,588
Arista Networks *	2,428	331,543
Arrow Electronics *	273	34,488
Astera Labs *	247	45,003
Atlassian, Cl A *	73	12,978
Autodesk *	459	144,447
Bentley Systems, Cl B	1,002	55,761
Broadcom	8,168	2,429,082
Cadence Design Systems *	1,859	651,449
CDW	833	137,245
Cisco Systems	5,660	391,049

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

AUGUST 31, 2025

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INFORMATION TECHNOLOGY — continued
Cloudflare, Cl A *	528	$110,199
Cognizant Technology Solutions, Cl A	1,459	105,413
Corning	3,224	216,105
Crowdstrike Holdings, Cl A *	105	44,488
Datadog, Cl A *	325	44,421
Dell Technologies, Cl C	752	91,857
DocuSign, Cl A *	470	36,030
F5 *	138	43,213
Fair Isaac *	417	634,524
First Solar *	557	108,721
Flex *	1,608	86,221
Fortinet *	4,563	359,428
Gartner *	335	84,149
Gen Digital	3,804	114,881
GLOBALFOUNDRIES *	410	13,690
GoDaddy, Cl A *	449	66,591
Guidewire Software *	236	51,217
Hewlett Packard Enterprise	7,177	161,985
HP	2,988	85,278
HubSpot *	73	35,271
Intel	5,456	132,854
International Business Machines	1,674	407,602
Intuit	196	130,732
Jabil	1,394	285,533
Keysight Technologies *	1,469	240,079
KLA	1,478	1,288,816
Kyndryl Holdings *	6,559	208,511
Lam Research	4,834	484,125
Manhattan Associates *	333	71,742
Marvell Technology	1,718	108,002
Microchip Technology	1,576	102,440
Micron Technology	3,549	422,366
Microsoft	16,745	8,484,524
MongoDB, Cl A *	27	8,521
Monolithic Power Systems	140	117,006
Motorola Solutions	890	420,489
NetApp	713	80,419
Nutanix, Cl A *	844	56,725
NVIDIA	39,308	6,846,667
Okta, Cl A *	678	62,898
ON Semiconductor *	2,272	112,668

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

AUGUST 31, 2025

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INFORMATION TECHNOLOGY — continued
Oracle	2,685	$607,159
Palantir Technologies, Cl A *	4,740	742,805
Palo Alto Networks *	625	119,075
Pegasystems	986	53,451
PTC *	527	112,515
Pure Storage, Cl A *	808	62,709
QUALCOMM	1,808	290,600
Roper Technologies	344	181,051
Salesforce	946	242,413
Samsara, Cl A *	635	22,949
Sandisk Corp *	605	31,727
Seagate Technology Holdings	835	139,779
ServiceNow *	74	67,892
Snowflake, Cl A *	279	66,586
Synopsys *	1,155	697,066
TD SYNNEX	434	64,262
Teledyne Technologies *	612	329,360
Texas Instruments	919	186,079
Trimble *	1,191	96,257
Twilio, Cl A *	199	21,016
Tyler Technologies *	104	58,540
Ubiquiti	484	255,615
VeriSign	267	72,990
Western Digital	1,814	145,737
Workday, Cl A *	421	97,175
Zebra Technologies, Cl A *	173	54,857
Zoom Video Communications, Cl A *	1,079	87,852
Zscaler *	219	60,674
		40,070,489

MATERIALS — 1.1%
Air Products & Chemicals	524	154,114
Amcor	5,053	43,607
Avery Dennison	117	20,083
Corteva	2,267	168,189
CRH	1,460	164,907
Dow	4,461	109,874
DuPont de Nemours	1,894	145,686
Eagle Materials	274	63,266
Ecolab	728	201,685

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

AUGUST 31, 2025

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
MATERIALS — continued
Freeport-McMoRan	8,224	$365,146
Graphic Packaging Holding	1,659	36,946
International Flavors & Fragrances	1,296	87,493
International Paper	1,935	96,131
Linde	676	323,324
LyondellBasell Industries, Cl A	1,878	105,825
Martin Marietta Materials	269	165,812
Newmont	3,129	232,798
Nucor	927	137,873
Packaging Corp of America	1,341	292,284
PPG Industries	1,268	141,040
Reliance	1,453	429,594
RPM International	1,035	129,696
Sherwin-Williams	567	207,426
Smurfit WestRock	1,804	85,437
Steel Dynamics	3,487	456,518
Vulcan Materials	275	80,069
Westlake	353	31,000
		4,475,823
REAL ESTATE — 0.2%
CBRE Group, Cl A *	3,127	506,949
CoStar Group *	1,416	126,718
Zillow Group, Cl C *	619	52,188
		685,855
UTILITIES — 1.0%
Alliant Energy	583	37,936
Ameren	710	70,844
American Electric Power	1,232	136,777
American Water Works	463	66,445
Atmos Energy	663	110,144
CenterPoint Energy	2,026	76,400
CMS Energy	796	56,970
Consolidated Edison	1,001	98,328
Constellation Energy	777	239,300
Dominion Energy	1,314	78,709
DTE Energy	954	130,364
Duke Energy	1,937	237,263
Edison International	1,663	93,344

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

AUGUST 31, 2025

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
UTILITIES — continued
Entergy	2,084	$183,580
Evergy	1,568	111,736
Eversource Energy	830	53,178
Exelon	7,695	336,118
FirstEnergy	2,829	123,401
NextEra Energy	2,471	178,035
NiSource	1,057	44,679
NRG Energy	1,257	182,969
PG&E	6,191	94,598
PPL	1,964	71,627
Public Service Enterprise Group	1,448	119,214
Sempra	1,826	150,755
Southern	2,677	247,087
Vistra	981	185,517
WEC Energy Group	1,166	124,191
Xcel Energy	1,714	124,076
		3,763,585

		169,647,466
Total Common Stock
(Cost $105,497,377)		218,293,279

REGISTERED INVESTMENT COMPANIES — 42.1%
EQUITY FUNDS — 42.1%
AQR International Defensive Style Fund, Cl R6 *	197,742	3,264,714
AQR Large Cap Defensive Style Fund, Cl R6 *	238,053	5,177,653
Avantis Emerging Markets Equity ETF	81,224	5,774,214
Avantis International Equity ETF	36,074	2,772,287
Avantis International Small Cap Value ETF	40,442	3,469,115
Avantis US Small Capital Value ETF	55,449	5,536,583
DFA Emerging Markets Portfolio, Cl I *	173,764	5,873,224
DFA Emerging Markets Small Cap Portfolio, Cl I *	128,268	3,452,973
DFA Emerging Markets Targeted Value Portfolio, Cl I *	107,089	1,396,446
DFA International High Relative Profitability Portfolio, Cl I *	475,813	6,999,202

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

AUGUST 31, 2025

REGISTERED INVESTMENT COMPANIES — continued
	Shares	Value
EQUITY FUNDS — continued
DFA International Real Estate Securities, Cl I *	586,808	$2,341,363
DFA International Small Cap Growth Portfolio, Cl I *	63,945	1,171,465
DFA International Small Cap Value Portfolio, Cl I *	235,854	6,934,111
DFA International Value Portfolio, Cl I *	319,987	8,473,248
DFA Large Cap International Portfolio, Cl I *	379,234	12,393,378
DFA Real Estate Securities Portfolio, Cl I *	237,249	9,831,609
DFA US Small Cap Portfolio, Cl I *	113,481	5,841,998
DFA US Targeted Value Portfolio, Cl I *	202,436	7,380,830
Dimensional Emerging Markets High Profitability	96,409	2,811,286
Dimensional US Small Cap ETF	53,582	3,661,258
Dimensional US Targeted Value ETF	224,035	13,186,700
iShares MSCI EAFE Min Vol Factor ETF	13,000	1,103,830
iShares MSCI Emerging Markets Min Vol Factor ETF	7,500	471,075
iShares MSCI Global Min Vol Factor ETF	54,600	6,519,786
iShares MSCI USA Min Vol Factor ETF	72,000	6,786,720
iShares MSCI USA Momentum Factor ETF	40,200	9,797,946
Schwab International Small-Cap Equity ETF	37,746	1,670,260
Vanguard Small Cap Value ETF	19,094	3,986,827
Vanguard US Momentum Factor ETF	25,450	4,608,232
Vanguard US Quality Factor ETF	28,129	4,229,229
Vanguard US Value Factor ETF	55,458	7,113,043
Total Registered Investment Companies
(Cost $110,769,902)		164,030,605

PREFERRED STOCK — 0.0%

BRAZIL — 0.0%
ENERGY — 0.0%
Petroleo Brasileiro(2)	6,400	36,782

UTILITIES — 0.0%
Cia Energetica de Minas Gerais(2)	33,223	68,138

Total Preferred Stock
(Cost $87,649)		104,920

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

AUGUST 31, 2025

RIGHTS — 0.0%
	Number of Rights	Value
Abiomed(1)	241	$3,762

Total Rights
(Cost $–)		3,762

WARRANTS — 0.0%

	Number of Warrants
Constellation Software, Expires 08/22/28(1)	22	—

Total Warrants
(Cost $–)		—

SHORT-TERM INVESTMENT — 1.6%

	Shares
DWS Government Money Market Series, Institutional Shares, 4.340% (A)
(Cost $6,030,196)	6,030,196	6,030,196

Total Investments — 99.8%
(Cost $222,385,124)		$388,462,762

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

AUGUST 31, 2025

A list of open futures contracts held by the Fund at August 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
IFSC Nifty50 Index	73	Sep-2025	$3,645,782	$3,584,738	$(61,044)
MSCI EAFE Index	9	Sep-2025	1,215,915	1,224,495	8,580
S&P TSX 60 Index	1	Sep-2025	231,220	246,944	15,883

			$5,092,917	$5,056,177	$(36,581)

Percentages are based on Net Assets of $389,280,148.

*	Non-income producing security.

(1)	Level 3 security in accordance with fair value hierarchy.

(2)	No Interest Rate Available.

(A)	The rate reported is the 7-day effective yield as of August 31, 2025.

ADR — American Depositary Receipt

Cl — Class

EAFE — Europe, Australasia and Far East

ETF — Exchange-Traded Fund

IFSC— International Financial Service Centre

Min. — Minimum

NASDAQ – National Association of Securities Dealers and Automated Quotations

NVDR — Non-Voting Depositary Receipt

NYRT — Nyilvánosan működő Részvénytársaság (public limited company)

S&P— Standard & Poor's

Ser — Series

Vol — Volatility

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

AUGUST 31, 2025

The following is a summary of the level of inputs used as of August 31, 2025, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3#		Total
Common Stock
Australia	$–	$518,963	$–		$518,963
Austria	–	210,361	–		210,361
Belgium	–	22,051	–		22,051
Brazil	345,086	–	–		345,086
Canada	3,289,056	–	–		3,289,056
Chile	–	149,754	–		149,754
China	–	8,034,477	–		8,034,477
Denmark	–	492,760	–		492,760
Finland	–	38,986	–		38,986
France	–	1,402,467	–		1,402,467
Germany	–	3,421,531	–		3,421,531
Hong Kong	–	32,331	–		32,331
Hungary	–	562,954	–		562,954
Indonesia	–	184,436	–		184,436
Ireland	629,127	–	–		629,127
Italy	114,053	3,831,518	–		3,945,571
Japan	–	6,462,730	–		6,462,730
Malaysia	–	71,814	–		71,814
Mexico	1,130,021	–	–		1,130,021
Netherlands	252,229	1,371,383	–		1,623,612
Norway	–	849,260	–		849,260
Philippines	–	30,112	–		30,112
Poland	–	335,104	–		335,104
Romania	49,177	–	–		49,177
Russia	–	–	–	(1)	–	(1)
Saudi Arabia	–	47,207	–		47,207
South Africa	190,721	321,158	–		511,879
South Korea	48,414	2,309,416	–		2,357,830
Spain	–	2,198,387	–		2,198,387
Sweden	–	1,425,767	–		1,425,767
Switzerland	239,953	930,561	–		1,170,514
Taiwan	–	3,639,743	–		3,639,743
Thailand	–	35,519	–		35,519
Türkiye	–	686,385	–		686,385
United Kingdom	67,885	2,672,956	–		2,740,841
United States	168,521,661	1,125,805	–		169,647,466
Total Common Stock	174,877,383	43,415,896	–	(1)	218,293,279
Registered Investment Companies	164,030,605	–	–		164,030,605
Preferred Stock
Brazil	104,920	–	–		104,920
Warrants	–	–	–	(1)	–	(1)
Rights	–	–	3,762		3,762
Short-Term Investment	6,030,196	–	–		6,030,196
Total Investments in Securities	$345,043,104	$43,415,896	$3,762		$388,462,762

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

AUGUST 31, 2025

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Future Contracts^
Unrealized Depreciation	$(36,581)	$–	$–	$(36,581)
Total Other Financial Instruments	$(36,581)	$–	$–	$(36,581)

#	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

(1)	Includes security valued at zero.

^	Futures contracts are valued at the unrealized appreciation on the instrument.

Amounts designated as “—” are $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TAX-MANAGED GLOBAL EQUITY FUND

AUGUST 31, 2025

SCHEDULE OF INVESTMENTS

REGISTERED INVESTMENT COMPANIES — 99.0%

	Shares	Value
EQUITY FUNDS — 99.0%
AQR Emerging Multi-Style II Fund, Cl R6	693,995	$8,369,582
AQR International Defensive Style Fund, Cl R6	4,637	76,556
AQR International Multi-Style Fund, Cl R6 (A)	996,728	16,784,895
AQR Large Cap Defensive Style Fund, Cl R6	50,009	1,087,698
AQR Large Capital Multi-Style Fund, Cl R6 (A)	1,057,771	22,678,620
Avantis Emerging Markets Equity ETF	31,541	2,242,250
Avantis International Equity ETF	9,043	694,954
Avantis International Small Cap Value ETF	12,183	1,045,058
Avantis US Small Capital Value ETF	25,825	2,578,626
DFA Emerging Markets Portfolio, Cl I	125,208	4,232,029
DFA Emerging Markets Small Cap Portfolio, Cl I	90,126	2,426,200
DFA Emerging Markets Targeted Value Portfolio, Cl I	46,922	611,869
DFA International High Relative Profitability Portfolio, Cl I	219,241	3,225,039
DFA International Small Cap Growth Portfolio, Cl I	30,149	552,331
DFA International Small Cap Value Portfolio, Cl I	149,638	4,399,344
DFA Large Cap International Portfolio, Cl I	196,661	6,426,887
DFA Real Estate Securities Portfolio, Cl I	56,615	2,346,109
DFA US High Relative Profitability Portfolio, Cl I	412,431	10,945,908
Dimensional Emerging Markets High Profitability	52,475	1,530,171
Dimensional International Value ETF	65,410	2,974,193
Dimensional US Equity Market ETF (A)	305,825	21,462,798
Dimensional US Marketwide Value ETF	179,763	7,988,668
Dimensional US Small Cap ETF	54,433	3,719,407
Dimensional US Targeted Value ETF	136,319	8,023,736
iShares MSCI EAFE Min Vol Factor ETF	4,200	356,622
iShares MSCI Emerging Markets Min Vol Factor ETF	1,000	62,810
iShares MSCI Global Min Vol Factor ETF	38,792	4,632,153
iShares MSCI USA Min Vol Factor ETF	24,000	2,262,240
iShares MSCI USA Momentum Factor ETF	16,220	3,953,301

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TAX-MANAGED GLOBAL EQUITY FUND

AUGUST 31, 2025

REGISTERED INVESTMENT COMPANIES — continued

	Shares	Value
EQUITY FUNDS — continued
Schwab International Small-Cap Equity ETF	13,498	$597,286
Vanguard Small Cap Value ETF	6,731	1,405,433
Vanguard US Momentum Factor ETF	10,658	1,929,844
Vanguard US Quality Factor ETF	8,766	1,317,979
Vanguard US Value Factor ETF	15,514	1,989,826
Total Registered Investment Companies
(Cost $99,467,495)		154,930,422

SHORT-TERM INVESTMENT — 1.2%
DWS Government Money Market Series, Institutional Shares, 4.340% (B)
(Cost $1,842,236)	1,842,236	1,842,236

Total Investments — 100.2%
(Cost $101,309,731)		$156,772,658

Percentages are based on Net Assets of $156,492,888.

(A)	Represents greater than 10% of the Fund’s total investments. For further financial information, please go to the Securities and Exchange Commission's website https://www.sec.gov.

(B)	The rate reported is the 7-day effective yield as of August 31, 2025.

Cl — Class

EAFE — Europe, Australasia and Far East

ETF — Exchange-Traded Fund

Min. — Minimum

Vol — Volatility

As of August 31, 2025, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND

AUGUST 31, 2025

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — 44.7%

	Face Amount	Value
AUSTRALIA — 0.7%
ENERGY — 0.1%
Woodside Finance
5.100%, 09/12/34	$199,000	$194,975

MATERIALS — 0.6%
Fortescue Treasury Pty
4.500%, 09/15/27	567,000	561,817
Rio Tinto Finance USA
5.000%, 03/09/33	421,000	429,932
		991,749

		1,186,724
CANADA — 2.4%
ENERGY — 0.5%
Canadian Natural Resources
3.850%, 06/01/27	461,000	457,531
2.950%, 07/15/30	14,000	13,052
Suncor Energy
7.150%, 02/01/32	65,000	72,658
6.850%, 06/01/39	237,000	259,172
5.950%, 12/01/34	27,000	28,125
		830,538

FINANCIALS — 1.2%
Bank of Montreal
3.088%, H15T5Y + 1.400%, 01/10/37(A)	276,000	242,453
Fairfax Financial Holdings
6.000%, 12/07/33	268,000	281,802
4.625%, 04/29/30	24,000	24,069
goeasy
7.625%, 07/01/29	545,000	564,386
National Bank of Canada
5.600%, 12/18/28	403,000	419,487

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND

AUGUST 31, 2025

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
Trust Finance
5.850%, 04/15/40	$300,000	$308,857
		1,841,054

INDUSTRIALS — 0.3%
Canadian National Railway
5.850%, 11/01/33	166,000	179,691
3.850%, 08/05/32	285,000	272,415
		452,106

INFORMATION TECHNOLOGY — 0.2%
CGI
4.950%, 03/14/30	337,000	343,815

MATERIALS — 0.2%
Kinross
6.250%, 07/15/33	287,000	310,096

		3,777,609
GERMANY — 0.3%
FINANCIALS — 0.3%
Deutsche Bank NY
3.742%, SOFRRATE + 2.257%, 01/07/33(A)	536,000	491,076
Landwirtschaftliche Rentenbank
3.875%, 06/14/28	36,000	36,235
		527,311

JAPAN — 0.1%
FINANCIALS — 0.1%
Mizuho Financial Group
2.260%, H15T1Y + 0.900%, 07/09/32(A)	205,000	179,820

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND

AUGUST 31, 2025

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
NORWAY — 0.1%
ENERGY — 0.1%
Seadrill Finance
8.375%, 08/01/30	$220,000	$228,529

SPAIN — 0.4%
COMMUNICATION SERVICES — 0.3%
Telefonica Emisiones
4.103%, 03/08/27	494,000	492,481

FINANCIALS — 0.1%
Banco Bilbao Vizcaya Argentaria
7.883%, H15T1Y + 3.300%, 11/15/34(A)	200,000	230,080

		722,561
SUPRANATIONAL — 1.9%
CONSUMER DISCRETIONARY — 0.5%
Council of Europe Development Bank
4.625%, 06/11/27	75,000	76,091
4.125%, 01/24/29	750,000	760,791
		836,882

FINANCIALS — 1.4%
European Investment Bank
3.625%, 07/15/30	100,000	99,566
3.250%, 11/15/27	754,000	747,652
International Bank for Reconstruction & Development
3.125%, 06/15/27	280,000	277,201
1.250%, 02/10/31	800,000	700,023
Nordic Investment Bank
4.375%, 03/14/28	359,000	365,204
3.375%, 09/08/27	200,000	198,733
		2,388,379
		3,225,261

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND

AUGUST 31, 2025

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
UNITED KINGDOM — 2.2%
CONSUMER STAPLES — 0.7%
BAT Capital
4.390%, 08/15/37	$303,000	$273,664
Mead Johnson Nutrition
5.900%, 11/01/39	330,000	344,792
RELX Capital
3.000%, 05/22/30	464,000	440,344
		1,058,800
FINANCIALS — 1.3%
Barclays
5.501%, H15T1Y + 2.650%, 08/09/28(A)	200,000	204,377
HSBC Holdings
6.800%, 06/01/38	480,000	527,046
4.755%, SOFRRATE + 2.110%, 06/09/28(A)	200,000	201,485
Lloyds Banking Group
3.574%, US0003M + 1.205%, 11/07/28(A)	469,000	461,999
Marex Group
6.404%, 11/04/29	120,000	123,673
5.829%, 05/08/28	100,000	101,360
NatWest Group
3.073%, H15T1Y + 2.550%, 05/22/28(A)	239,000	234,443
3.032%, H15T5Y + 2.350%, 11/28/35(A)	210,000	191,270
		2,045,653

HEALTH CARE — 0.0%
GlaxoSmithKline Capital
3.375%, 06/01/29	11,000	10,732

INDUSTRIALS — 0.2%
nVent Finance Sarl
5.650%, 05/15/33	290,000	298,343

		3,413,528

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND

AUGUST 31, 2025

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
UNITED STATES — 36.6%
COMMUNICATION SERVICES — 3.9%
AT&T
4.850%, 03/01/39	$101,000	$95,744
4.350%, 03/01/29	164,000	164,702
4.250%, 03/01/27	82,000	82,102
2.550%, 12/01/33	649,000	546,264
CCO Holdings
5.000%, 02/01/28	576,000	571,309
Comcast
1.950%, 01/15/31	114,000	101,020
Discovery Communications
4.125%, 05/15/29	185,000	175,219
Electronic Arts
1.850%, 02/15/31	505,000	443,796
Fox
4.709%, 01/25/29	72,000	72,821
3.500%, 04/08/30	426,000	411,709
Match Group Holdings II
4.625%, 06/01/28	162,000	159,541
Meta Platforms
4.800%, 05/15/30	419,000	432,493
4.600%, 05/15/28	90,000	91,758
Netflix
6.375%, 05/15/29	15,000	16,190
4.875%, 04/15/28	436,000	445,924
Paramount Global
4.200%, 05/19/32	300,000	279,843
Sirius XM Radio
4.000%, 07/15/28	591,000	570,364
TEGNA
4.625%, 03/15/28	565,000	560,317
T-Mobile USA
5.050%, 07/15/33	537,000	542,509
3.500%, 04/15/31	94,000	88,866
2.625%, 02/15/29	35,000	33,136
Verizon Communications
4.500%, 08/10/33	50,000	48,909

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND

AUGUST 31, 2025

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
COMMUNICATION SERVICES — continued
Warnermedia Holdings
4.054%, 03/15/29	$408,000	$387,600
		6,322,136

CONSUMER DISCRETIONARY — 3.4%
Adtalem Global Education
5.500%, 03/01/28	558,000	555,658
AutoZone
6.550%, 11/01/33	252,000	279,320
5.200%, 08/01/33	57,000	58,087
Block Financial
3.875%, 08/15/30	229,000	219,845
2.500%, 07/15/28	228,000	215,895
DR Horton
1.300%, 10/15/26	390,000	378,053
Ford Motor
3.250%, 02/12/32	76,000	65,155
Kontoor Brands
4.125%, 11/15/29	340,000	322,626
M/I Homes Inc
3.950%, 02/15/30	347,000	326,381
Marriott International
2.750%, 10/15/33	40,000	34,211
Meritage Homes
5.125%, 06/06/27	416,000	418,454
Nordstrom
6.950%, 03/15/28	539,000	553,494
O'Reilly Automotive
4.700%, 06/15/32	298,000	298,328
3.900%, 06/01/29	153,000	151,511
PulteGroup
7.875%, 06/15/32	32,000	37,622
Shea Homes
4.750%, 02/15/28	330,000	325,555
Tapestry
3.050%, 03/15/32	383,000	342,977
Toll Brothers Finance
4.875%, 03/15/27	418,000	420,842

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND

AUGUST 31, 2025

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
CONSUMER DISCRETIONARY — continued
Tri Pointe Homes
5.700%, 06/15/28	$450,000	$457,282
		5,461,296

CONSUMER STAPLES — 1.4%
Costco Wholesale
1.750%, 04/20/32	523,000	449,247
HLF Financing Sarl
12.250%, 04/15/29	548,000	594,596
Ingredion
2.900%, 06/01/30	450,000	421,114
Philip Morris International
0.875%, 05/01/26	10,000	9,782
Pilgrim's Pride
4.250%, 04/15/31	375,000	361,163
Procter & Gamble
4.050%, 01/26/33	498,000	493,767
		2,329,669

ENERGY — 3.2%
Boardwalk Pipelines
3.600%, 09/01/32	84,000	76,927
Bristow Group
6.875%, 03/01/28	367,000	367,565
California Resources
8.250%, 06/15/29	544,000	562,048
ConocoPhillips
5.050%, 09/15/33	28,000	28,600
Continental Resources
4.375%, 01/15/28	228,000	226,606
Coterra Energy
3.900%, 05/15/27	433,000	430,093
Diamondback Energy
3.125%, 03/24/31	495,000	458,469
Equities
5.750%, 02/01/34	68,000	70,399
Expand Energy
4.750%, 02/01/32	120,000	116,800

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND

AUGUST 31, 2025

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
ENERGY — continued
Hess
6.000%, 01/15/40	$107,000	$114,575
MPLX
4.500%, 04/15/38	23,000	20,510
4.125%, 03/01/27	530,000	528,921
Oceaneering International
6.000%, 02/01/28	563,000	568,831
Targa Resources
5.500%, 02/15/35	425,000	428,671
Tidewater
9.125%, 07/15/30	300,000	320,096
Valero Energy
2.800%, 12/01/31	343,000	309,482
Western Midstream Operating
4.050%, 02/01/30	457,000	444,346
		5,072,939

FINANCIALS — 8.2%
American National Group
6.000%, 07/15/35	164,000	165,788
Ameriprise Financial
5.150%, 05/15/33	413,000	424,286
Athene Holding
5.875%, 01/15/34	67,000	69,419
4.125%, 01/12/28	271,000	270,372
Bank of America
2.651%, SOFRRATE + 1.220%, 03/11/32(A)	901,000	818,948
2.482%, H15T5Y + 1.200%, 09/21/36(A)	839,000	725,830
1.898%, SOFRRATE + 1.530%, 07/23/31(A)	10,000	8,890
Blackrock
4.750%, 05/25/33	62,000	62,944
Brown & Brown
5.650%, 06/11/34	57,000	58,459
Capital One
2.700%, 02/06/30	274,000	256,641
Capital One Financial
7.624%, SOFRRATE + 3.070%, 10/30/31(A)	145,000	164,513

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND

AUGUST 31, 2025

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
4.100%, 02/09/27	$233,000	$232,471
2.359%, SOFRRATE + 1.337%, 07/29/32(A)	349,000	300,264
CBRE Services
2.500%, 04/01/31	481,000	432,318
Citigroup
3.070%, SOFRRATE + 1.280%, 02/24/28(A)	254,000	249,492
3.057%, SOFRRATE + 1.351%, 01/25/33(A)	50,000	45,163
Citizens Financial Group
3.250%, 04/30/30	224,000	211,821
Corebridge Financial
6.050%, 09/15/33	71,000	75,294
Enstar Group
4.950%, 06/01/29	435,000	438,681
F&G Annuities & Life
7.400%, 01/13/28	391,000	410,923
FactSet Research Systems
3.450%, 03/01/32	378,000	348,094
Goldman Sachs Group
4.411%, TSFR3M + 1.692%, 04/23/39(A)	593,000	539,944
4.017%, TSFR3M + 1.635%, 10/31/38(A)	210,000	184,714
Manufacturers & Traders Trust
4.700%, 01/27/28	261,000	264,258
Morgan Stanley
2.484%, SOFRRATE + 1.360%, 09/16/36(A)	1,220,000	1,057,819
2.475%, SOFRRATE + 1.000%, 01/21/28(A)	120,000	117,135
Navient
5.500%, 03/15/29	120,000	118,651
OneMain Finance
3.500%, 01/15/27	433,000	423,753
Principal Financial Group
5.375%, 03/15/33	54,000	55,755
Reinsurance Group of America
6.000%, 09/15/33	29,000	30,623

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND

AUGUST 31, 2025

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
Santander Holdings USA
7.660%, SOFRRATE + 3.280%, 11/09/31(A)	$130,000	$146,393
2.490%, SOFRRATE + 1.249%, 01/06/28(A)	649,000	632,310
Starwood Property Trust
4.375%, 01/15/27	319,000	315,347
3.625%, 07/15/26	20,000	19,694
Synchrony Bank
5.625%, 08/23/27	1,590,000	1,625,076
Synchrony Financial
6.000%, SOFRRATE + 2.070%, 07/29/36(A)	357,000	360,833
3.950%, 12/01/27	845,000	833,579
Truist Financial MTN
5.122%, SOFRRATE + 1.852%, 01/26/34(A)	20,000	20,142
US Bancorp
2.491%, H15T5Y + 0.950%, 11/03/36(A)	611,000	525,769
Wells Fargo MTN
3.584%, TSFR3M + 1.572%, 05/22/28(A)	307,000	303,705
2.572%, TSFR3M + 1.262%, 02/11/31(A)	45,000	41,708
		13,387,819

HEALTH CARE — 3.4%
Abbott Laboratories
6.000%, 04/01/39	67,000	73,563
1.150%, 01/30/28	328,000	308,445
Agilent Technologies
2.750%, 09/15/29	464,000	439,140
Boston Scientific
4.550%, 03/01/39	348,000	329,339
4.000%, 03/01/28	54,000	54,126
Cardinal Health
5.450%, 02/15/34	159,000	163,293
Centene
4.250%, 12/15/27	441,000	430,660
2.625%, 08/01/31	52,000	44,069

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND

AUGUST 31, 2025

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
HEALTH CARE — continued
Charles River Laboratories International
3.750%, 03/15/29	$200,000	$189,621
Elevance Health
5.375%, 06/15/34	29,000	29,644
5.200%, 02/15/35	62,000	62,379
Gilead Sciences
1.200%, 10/01/27	150,000	141,810
Humana
5.875%, 03/01/33	44,000	45,994
3.125%, 08/15/29	310,000	294,854
2.150%, 02/03/32	165,000	139,895
McKesson
1.300%, 08/15/26	319,000	310,521
Merck
3.900%, 03/07/39	397,000	349,397
Organon
4.125%, 04/30/28	288,000	275,802
Quest Diagnostics
6.400%, 11/30/33	292,000	321,715
4.200%, 06/30/29	116,000	116,082
Royalty Pharma
2.150%, 09/02/31	471,000	410,167
STERIS Irish FinCo UnLtd
2.700%, 03/15/31	487,000	442,479
UnitedHealth Group
6.625%, 11/15/37	20,000	22,157
4.500%, 04/15/33	17,000	16,663
3.500%, 08/15/39	634,000	514,634
2.875%, 08/15/29	20,000	19,038
2.300%, 05/15/31	26,000	23,217
Zimmer Biomet Holdings
5.750%, 11/30/39	22,000	22,255
		5,590,959

INDUSTRIALS — 3.3%
Allegiant Travel
7.250%, 08/15/27	320,000	325,533
Allegion US Holding
5.411%, 07/01/32	149,000	154,379
3.550%, 10/01/27	361,000	355,384

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND

AUGUST 31, 2025

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
INDUSTRIALS — continued
Ardagh Metal Packaging Finance USA
3.250%, 09/01/28	$334,000	$315,651
Broadridge Financial Solutions
2.900%, 12/01/29	11,000	10,415
Burlington Northern Santa Fe
3.250%, 06/15/27	100,000	98,821
Carlisle
2.200%, 03/01/32	458,000	391,499
CH Robinson Worldwide
4.200%, 04/15/28	44,000	44,052
Cintas No. 2
3.700%, 04/01/27	409,000	406,859
Concentrix
6.850%, 08/02/33	47,000	49,411
CoreCivic
4.750%, 10/15/27	607,000	596,569
Delta Air Lines
4.375%, 04/19/28	25,000	25,028
Deluxe
8.125%, 09/15/29	300,000	312,529
FedEx
4.900%, 01/15/34	58,000	56,299
3.900%, 02/01/35	75,000	67,743
Hexcel
4.200%, 02/15/27	297,000	295,049
Howmet Aerospace
5.950%, 02/01/37	181,000	192,522
James Hardie International Finance DAC
5.000%, 01/15/28	260,000	256,756
Otis Worldwide
3.112%, 02/15/40	124,000	95,640
Paychex
5.350%, 04/15/32	340,000	351,710
Pentair Finance Sarl
5.900%, 07/15/32	120,000	126,482
4.500%, 07/01/29	181,000	181,886
Trane Technologies Holdco
3.750%, 08/21/28	386,000	384,514
TriNet Group
3.500%, 03/01/29	296,000	277,127

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND

AUGUST 31, 2025

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
INDUSTRIALS — continued
Xylem
1.950%, 01/30/28	$70,000	$66,866
		5,438,724

INFORMATION TECHNOLOGY — 2.3%
Adobe
2.150%, 02/01/27	169,000	165,015
Amdocs
2.538%, 06/15/30	377,000	344,319
Apple
4.300%, 05/10/33	16,000	16,122
Broadcom
3.187%, 11/15/36	73,000	60,936
Keysight Technologies
4.950%, 10/15/34	55,000	54,565
NetApp
2.375%, 06/22/27	350,000	338,676
Oracle
3.800%, 11/15/37	116,000	98,948
Seagate Data Storage Technology Pte
4.091%, 06/01/29	340,000	322,693
Teledyne Technologies
2.250%, 04/01/28	105,000	100,028
TTM Technologies
4.000%, 03/01/29	330,000	315,641
VeriSign
5.250%, 06/01/32	698,000	711,808
2.700%, 06/15/31	398,000	358,721
Viasat
5.625%, 04/15/27	562,000	560,739
Western Digital
2.850%, 02/01/29	376,000	353,174
		3,801,385

MATERIALS — 1.1%
AptarGroup
3.600%, 03/15/32	451,000	414,268
Cleveland-Cliffs
4.625%, 03/01/29	336,000	318,305

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND

AUGUST 31, 2025

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
MATERIALS — continued
NewMarket
2.700%, 03/18/31	$309,000	$279,745
Reliance
2.150%, 08/15/30	349,000	312,792
RPM International
3.750%, 03/15/27	137,000	135,871
TriMas
4.125%, 04/15/29	335,000	322,380
		1,783,361

REAL ESTATE — 2.4%
Agree
2.600%, 06/15/33	192,000	162,758
2.000%, 06/15/28	292,000	275,368
AvalonBay Communities
5.300%, 12/07/33	234,000	241,475
2.050%, 01/15/32	253,000	219,706
Brandywine Operating Partnership
8.300%, 03/15/28	296,000	314,768
EPR Properties
4.500%, 06/01/27	145,000	144,545
3.750%, 08/15/29	10,000	9,604
Essential Properties
2.950%, 07/15/31	396,000	356,255
Global Net Lease
3.750%, 12/15/27	587,000	569,353
Highwoods Realty
4.125%, 03/15/28	432,000	425,588
Invitation Homes Operating Partnership
2.700%, 01/15/34	293,000	245,659
National Health Investors
3.000%, 02/01/31	112,000	100,051
Omega Healthcare Investors
4.750%, 01/15/28	433,000	436,500
Tanger Properties
2.750%, 09/01/31	491,000	437,634

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND

AUGUST 31, 2025

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
REAL ESTATE — continued
Welltower OP
3.850%, 06/15/32	$55,000	$52,524
		3,991,788

UTILITIES — 4.0%
Avangrid
3.800%, 06/01/29	337,000	331,266
Consolidated Edison of New York
4.000%, 12/01/28	35,000	35,043
3.350%, 04/01/30	549,000	532,132
Constellation Energy Generation
5.600%, 03/01/28	245,000	253,964
DTE Energy
3.400%, 06/15/29	11,000	10,639
2.950%, 03/01/30	458,000	431,453
Duke Energy Carolinas
4.950%, 01/15/33	10,000	10,224
Essential Utilities
5.375%, 01/15/34	331,000	337,237
Evergy Kansas Central
5.900%, 11/15/33	401,000	426,605
MidAmerican Energy
5.350%, 01/15/34	233,000	241,831
3.650%, 04/15/29	510,000	503,177
National Fuel Gas
5.950%, 03/15/35	248,000	255,829
Northern States Power
5.350%, 11/01/39	462,000	472,955
Oklahoma Gas and Electric
5.400%, 01/15/33	316,000	327,714
Piedmont Natural Gas
2.500%, 03/15/31	15,000	13,497
PPL Electric Utilities
5.000%, 05/15/33	462,000	471,786
Public Service Electric and Gas
5.200%, 08/01/33	480,000	496,067
Puget Energy
4.224%, 03/15/32	371,000	351,841

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND

AUGUST 31, 2025

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
UTILITIES — continued
Puget Sound Energy
5.330%, 06/15/34	$227,000	$232,283
Southern California Edison
2.750%, 02/01/32	17,000	14,934
Southern California Gas
5.200%, 06/01/33	95,000	97,012
XPLR Infrastructure Operating Partners
7.250%, 01/15/29	150,000	153,200
4.500%, 09/15/27	500,000	490,395
		6,491,084

		59,671,160
Total Corporate Obligations
(Cost $71,848,444)		72,932,503

MORTGAGE-BACKED SECURITIES — 25.8%

Agency Mortgage-Backed Obligations — 25.1%
FHLMC
6.000%, 10/01/54	373,877	383,924
6.000%, 08/01/53	278,831	288,630
6.000%, 02/01/55	263,916	272,184
5.500%, 11/01/54	258,782	260,340
4.500%, 10/01/52	813,922	785,403
4.500%, 07/01/52	244,001	235,930
4.000%, 07/01/52	1,232,559	1,152,535
2.500%, 01/01/52	774,127	650,699
FHLMC Multifamily Structured Pass Through Certificates, Ser K102, Cl A1
2.184%, 05/25/29	297,083	287,450
FHLMC Multifamily Structured Pass Through Certificates, Ser K122, Cl A1
0.863%, 05/25/30	815,972	756,020
FHLMC Multifamily Structured Pass Through Certificates, Ser K126, Cl A1
1.319%, 10/25/30	570,851	541,935
FHLMC Multifamily Structured Pass Through Certificates, Ser K747, Cl AM
1.752%, 12/25/28(A)	1,500,000	1,398,068
FNMA
6.500%, 01/01/53	795,866	826,649
6.500%, 09/01/53	222,771	231,660

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND

AUGUST 31, 2025

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
Agency Mortgage-Backed Obligations — continued
6.000%, 12/01/53	$300,698	$308,425
6.000%, 08/01/53	1,565,905	1,604,174
5.500%, 07/01/53	816,597	832,703
5.500%, 12/01/52	1,734,611	1,754,469
5.000%, 12/01/52	153,030	151,570
5.000%, 10/01/53	390,316	386,087
5.000%, 10/01/52	1,745,265	1,729,420
4.500%, 11/01/52	546,945	527,668
3.500%, 12/01/52	1,771,151	1,600,932
3.000%, 04/01/52	2,062,482	1,791,086
3.000%, 06/01/52	2,790,307	2,422,649
2.500%, 10/01/51	2,365,025	1,989,526
2.500%, 01/01/52	2,791,551	2,346,489
2.500%, 03/01/37	812,309	761,935
2.500%, 02/01/52	492,460	411,160
2.000%, 03/01/37	1,299,421	1,192,543
2.000%, 10/01/51	1,017,427	812,752
2.000%, 05/01/51	2,276,080	1,821,459
2.000%, 03/01/52	3,846,696	3,068,785
1.500%, 12/01/36	814,285	728,195
GNMA
5.500%, 09/20/53	783,997	794,191
5.000%, 07/20/53	862,499	855,835
4.500%, 04/20/53	852,862	825,729
4.000%, 09/20/52	605,428	569,632
3.500%, 05/20/52	1,540,954	1,406,910
2.500%, 11/20/51	541,268	461,591
2.000%, 04/20/52	2,166,121	1,775,091
		41,002,433
Commercial Mortgage-Backed Obligations — 0.7%
BANK, Ser 2025-BNK50, Cl A5
5.652%, 05/15/68(A)	205,000	216,416
BMO Mortgage Trust, Ser 2024-C9, Cl A5
5.759%, 07/15/57	300,000	318,218
BMO Mortgage Trust, Ser 2025-C11, Cl A5
5.687%, 02/15/58	300,000	316,048

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND

AUGUST 31, 2025

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
Commercial Mortgage-Backed Obligations — continued
MSWF Commercial Mortgage Trust, Ser 2023-2, Cl A5
6.014%, 12/15/56(A)	$300,000	$324,281
		1,174,963

Total Mortgage-Backed Securities
(Cost $42,136,949)		42,177,396
U.S. TREASURY OBLIGATIONS — 25.2%

U.S. Treasury Bonds
4.625%, 02/15/55	124,000	118,188
4.250%, 02/15/54	183,000	163,728
4.250%, 08/15/54	124,000	110,941
3.375%, 11/15/48	324,000	252,834
3.125%, 05/15/48	720,000	539,128
3.000%, 08/15/48	711,000	518,863
2.875%, 05/15/49	2,584,000	1,827,272
2.875%, 05/15/52	2,047,000	1,411,550
2.250%, 05/15/41	2,292,000	1,660,894
2.250%, 02/15/52	146,000	87,275
2.000%, 02/15/50	139,000	80,240
1.875%, 02/15/41	3,023,000	2,077,486
1.875%, 02/15/51	2,045,000	1,124,990
1.875%, 11/15/51	2,949,000	1,604,901
1.625%, 11/15/50	3,116,000	1,607,661
1.375%, 11/15/40	2,927,000	1,865,391
1.375%, 08/15/50	3,390,000	1,637,794
1.250%, 05/15/50	3,171,000	1,494,210
1.125%, 05/15/40	571,000	355,336
1.125%, 08/15/40	2,957,000	1,820,403
		20,359,085

U.S. Treasury Notes
3.250%, 06/30/29	1,848,000	1,823,095
3.125%, 11/15/28	1,636,000	1,612,674
2.875%, 05/15/32	31,000	29,118
2.750%, 05/31/29	1,600,000	1,551,500
2.750%, 08/15/32	313,000	290,613
1.875%, 02/28/29	702,000	662,348
1.875%, 02/15/32	902,000	799,186
1.750%, 11/15/29	169,000	156,847
1.625%, 08/15/29	500,000	464,160

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND

AUGUST 31, 2025

U.S. TREASURY OBLIGATIONS — continued

	Face Amount	Value
1.500%, 11/30/28	$446,000	$417,585
1.500%, 02/15/30	234,000	213,488
1.375%, 10/31/28	2,354,000	2,199,059
1.375%, 12/31/28	1,112,000	1,035,202
1.375%, 11/15/31	1,250,000	1,080,127
1.250%, 11/30/26	901,000	873,407
1.125%, 02/28/27	347,000	334,069
0.875%, 09/30/26	609,000	590,088
0.875%, 11/15/30	2,065,000	1,789,936
0.750%, 08/31/26	747,000	724,450
0.625%, 05/15/30	1,909,000	1,658,966
0.625%, 08/15/30	1,814,000	1,563,229
0.500%, 06/30/27	26,000	24,566
0.375%, 07/31/27	892,000	838,828
		20,732,541

Total U.S. Treasury Obligations
(Cost $42,763,811)		41,091,626
SOVEREIGN DEBT — 1.4%

CANADA — 0.3%
Canada Government International Bond
3.750%, 04/26/28	415,000	416,310

INDONESIA — 0.2%
Indonesia Government International Bond
4.550%, 01/11/28	315,000	318,056

MEXICO — 0.2%
Mexico Government International Bond
4.280%, 08/14/41	523,000	408,986

PANAMA — 0.1%
Panama Government International Bond
4.500%, 01/19/63	237,000	160,828

PHILIPPINES — 0.3%
Philippine Government International Bond
3.200%, 07/06/46	740,000	528,858

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND

AUGUST 31, 2025

SOVEREIGN DEBT — continued

	Face Amount	Value
SOUTH KOREA — 0.1%
Korea Development Bank
4.375%, 02/15/28	$209,000	$211,340

URUGUAY — 0.2%
Oriental Republic of Uruguay
5.250%, 09/10/60	300,000	271,584

Total Sovereign Debt
(Cost $2,337,751)		2,315,962

MUNICIPAL BONDS — 0.5%

ILLINOIS — 0.2%
State of Illinois, GO
6.630%, 02/01/35	288,462	304,180

LOUISIANA — 0.2%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB
4.475%, 08/01/39	290,000	277,904

OHIO — 0.1%
JobsOhio Beverage System, Ser A, RB
2.833%, 01/01/38	310,000	256,392

Total Municipal Bonds
(Cost $832,717)		838,476

ASSET-BACKED SECURITIES — 0.5%

Automotive — 0.3%
Avis Budget Rental Car Funding AESOP, Ser 2022-1A, Cl A
3.830%, 08/21/28	100,000	99,163
Credit Acceptance Auto Loan Trust, Ser 2025-1A, Cl A
5.020%, 03/15/35	95,000	96,207
Mercedes-Benz Auto Lease Trust, Ser 2024-A, Cl A4
5.320%, 02/15/30	300,000	305,310
		500,680

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND

AUGUST 31, 2025

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Other Asset-Backed Security — 0.2%
Dell Equipment Finance Trust, Ser 2025-1, Cl B
4.960%, 02/24/31	$310,000	$314,567

Total Asset-Backed Securities
(Cost $809,421)		815,247

U.S. GOVERNMENT AGENCY OBLIGATION — 0.3%

Tennessee Valley Authority
3.875%, 03/15/28	439,000	441,393

Total U.S. Government Agency Obligation
(Cost $436,740)		441,393

SHORT-TERM INVESTMENT — 0.7%
	Shares
DWS Government Money Market Series, Institutional Shares, 4.340% (B)
(Cost $1,133,943)	1,133,943	1,133,943

Total Investments — 99.1%
(Cost $162,299,776)		$161,746,546

Percentages are based on Net Assets of $163,303,445.

(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	The rate reported is the 7-day effective yield as of August 31, 2025.

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

H15T1Y — US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

H15T5Y — US Treasury Yield Curve Constant Maturity Rate 5 Year

MTN — Medium Term Note

RB — Revenue Bond

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND

AUGUST 31, 2025

Ser — Series

SOFRRATE — Secured Overnight Financing Rate

TSFR3M — 3 Month CME Term Secured

US0003M — 3 Month USD Swap Rate

The following is a summary of the level of inputs used as of August 31, 2025, in valuing the Fund’s carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$–	$72,932,503	$–	$72,932,503
Mortgage-Backed Securities	–	42,177,396	–	42,177,396
U.S. Treasury Obligations	–	41,091,626	–	41,091,626
Sovereign Debt	–	2,315,962	–	2,315,962
Municipal Bonds	–	838,476	–	838,476
Asset-Backed Securities	–	815,247	–	815,247
U.S. Government Agency Obligation	–	441,393	–	441,393
Short-Term Investment	1,133,943	–	–	1,133,943
Total Investments in Securities	$1,133,943	$160,612,603	$–	$161,746,546

Amounts designated as “—” are $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC MUNICIPAL FIXED INCOME FUND

AUGUST 31, 2025

SCHEDULE OF INVESTMENTS

REGISTERED INVESTMENT COMPANIES — 99.0%

	Shares	Value
MUNICIPAL BOND FUNDS — 99.0%
DFA Intermediate-Term Municipal Bond Portfolio, Cl I	355,430	$3,557,858
DFA Short-Term Municipal Bond Portfolio, Cl I (A)	485,586	4,952,979
Dimensional National Municipal Bond ETF (A)	152,481	7,230,649
iShares National Muni Bond ETF (A)	41,335	4,317,854
iShares Short-Term National Muni Bond ETF (A)	33,444	3,578,508
Schwab Municipal Bond ETF (A)	156,829	3,945,818
Vanguard Intermediate Tax-Exempt Bond ETF (A)	36,300	3,586,803
Vanguard Tax-Exempt Bond Index ETF (A)	88,189	4,322,143
Total Registered Investment Companies
(Cost $35,723,776)		35,492,612

SHORT-TERM INVESTMENT — 1.1%
DWS Government Money Market Series, Institutional Shares, 4.340% (B)
(Cost $393,033)	393,033	393,033

Total Investments — 100.1%
(Cost $36,116,809)		$35,885,645

Percentages are based on Net Assets of $35,837,347.

(A)	Represents greater than 10% of the Fund’s total investments. For further financial information, please go to the Securities and Exchange Commission's website https://www.sec.gov.

(B)	The rate reported is the 7-day effective yield as of August 31, 2025.

Cl — Class

ETF — Exchange-Traded Fund

As of August 31, 2025, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2025

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — 49.0%

	Face Amount	Value
AUSTRALIA — 3.2%
CONSUMER STAPLES — 0.2%
CSL Finance
4.250%, 04/27/32	$546,000	$535,619

ENERGY — 0.3%
Santos Finance MTN
5.250%, 03/13/29	393,000	399,082
Woodside Finance
5.400%, 05/19/30	354,000	363,793
		762,875

FINANCIALS — 0.5%
Goodman US Finance Three
3.700%, 03/15/28	566,000	558,043
Vicinity Centres Trust MTN
1.125%, 11/07/29	579,000	630,682
		1,188,725

INDUSTRIALS — 0.2%
Brambles Finance
1.500%, 10/04/27	489,000	561,542
CIMIC Finance USA Pty
7.000%, 03/25/34	20,000	21,574
		583,116

MATERIALS — 1.8%
BHP Billiton Finance MTN
1.500%, 04/29/30	292,000	320,326
Dyno Nobel MTN
3.950%, 08/03/27	200,000	197,518
Fortescue Treasury Pty
5.875%, 04/15/30	923,000	942,624
4.500%, 09/15/27	384,000	380,490
Mineral Resources MTN
9.250%, 10/01/28	283,000	295,853
8.000%, 11/01/27	633,000	644,284

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2025

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
MATERIALS — continued
Northern Star Resources
6.125%, 04/11/33	$321,000	$335,893
Perenti Finance Pty
7.500%, 04/26/29	1,229,000	1,282,769
Rio Tinto Finance USA
5.000%, 03/09/33	349,000	356,405
South32 Treasury
4.350%, 04/14/32	137,000	130,732
		4,886,894

UTILITIES — 0.2%
Origin Energy Finance MTN
1.000%, 09/17/29	494,000	533,121

		8,490,350

AUSTRIA — 0.7%
FINANCIALS — 0.7%
BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse MTN
1.750%, 03/08/30	300,000	337,433
0.375%, 09/03/27	500,000	558,989
Erste Group Bank MTN
0.875%, 11/15/32(A)	100,000	112,168
Raiffeisen Bank International MTN
0.050%, 09/01/27	500,000	559,413
		1,568,003

BELGIUM — 0.3%
FINANCIALS — 0.3%
KBC Group
6.324%, H15T1Y + 2.050%, 09/21/34(A)	400,000	433,152
VGP
1.625%, 01/17/27	200,000	229,986
		663,138

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2025

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
CANADA — 1.2%
ENERGY — 0.4%
Canadian Natural Resources
3.850%, 06/01/27	$377,000	$374,163
2.950%, 07/15/30	193,000	179,926
Suncor Energy
7.150%, 02/01/32	532,000	594,681
		1,148,770

FINANCIALS — 0.6%
Bank of Nova Scotia
0.010%, 01/14/27	882,000	1,002,889
Fairfax Financial Holdings
2.750%, 03/29/28	514,000	601,523
		1,604,412

INDUSTRIALS — 0.2%
Canadian National Railway
5.850%, 11/01/33	474,000	513,095

UTILITIES — 0.0%
Capital Power US Holdings
6.189%, 06/01/35	100,000	103,409

		3,369,686

CHILE — 0.1%
INDUSTRIALS — 0.1%
Empresa de los Ferrocarriles del Estado
3.830%, 09/14/61	237,000	156,724

CHINA — 0.5%
FINANCIALS — 0.5%
China Construction Bank
2.850%, H15T5Y + 1.400%, 01/21/32(A)	893,000	874,975

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2025

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Industrial & Commercial Bank of China MTN
1.625%, 10/28/26	$600,000	$583,313
		1,458,288

CZECHIA — 0.1%
FINANCIALS — 0.1%
Ceska sporitelna MTN
5.943%, EUR003M + 2.400%, 06/29/27(A)	300,000	359,758

DENMARK — 0.7%
CONSUMER DISCRETIONARY — 0.2%
Pandora MTN
4.500%, 04/10/28	443,000	539,821

CONSUMER STAPLES — 0.2%
H Lundbeck MTN
0.875%, 10/14/27	529,000	595,354

FINANCIALS — 0.2%
Sydbank MTN
5.125%, EUSA1 + 1.850%, 09/06/28(A)	482,000	591,776

INDUSTRIALS — 0.1%
AP Moller - Maersk
5.875%, 09/14/33	122,000	128,974

		1,855,925

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2025

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FRANCE — 1.9%
CONSUMER STAPLES — 0.2%
Ipsen
3.875%, 03/25/32	$400,000	$471,166

FINANCIALS — 1.4%
Arkea Home Loans SFH MTN
3.000%, 03/30/27	700,000	829,272
La Banque Postale MTN
4.000%, 05/03/28	1,400,000	1,693,339
La Banque Postale Home Loan SFH MTN
3.000%, 01/31/31	300,000	355,913
Societe Generale
4.250%, 08/19/26	759,000	756,243
		3,634,767

UTILITIES — 0.3%
Electricite de France
5.700%, 05/23/28	864,000	893,935

		4,999,868

GERMANY — 4.8%
CONSUMER DISCRETIONARY — 0.3%
Hella GmbH & KGaA
0.500%, 01/26/27	659,000	740,961

CONSUMER STAPLES — 0.2%
Fresenius Medical Care US Finance III
1.875%, 12/01/26	663,000	640,321

FINANCIALS — 3.7%
Commerzbank MTN
3.375%, 12/12/25	312,000	366,518

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2025

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Deutsche Bank MTN
1.875%, EUR003M + 1.380%, 02/23/28(A)	$700,000	$810,119
0.010%, 10/02/29	226,000	238,814
Deutsche Kreditbank
3.000%, 01/31/35	200,000	234,606
Deutsche Pfandbriefbank MTN
0.010%, 08/25/26	300,000	343,789
Kreditanstalt fuer Wiederaufbau MTN
2.500%, 11/19/25	2,067,000	2,421,408
Landesbank Baden-Wuerttemberg MTN
1.750%, 05/10/32	49,000	53,919
0.010%, 01/27/31	689,000	700,600
Landwirtschaftliche Rentenbank MTN
0.100%, 03/08/27	541,000	615,060
0.050%, 01/31/31	1,131,000	1,159,744
Muenchener Hypothekenbank eG MTN
2.750%, 09/24/25	816,000	955,011
NRW Bank
2.875%, 04/05/33	15,000	17,611
1.625%, 08/03/32	1,766,000	1,920,712
		9,837,911

INDUSTRIALS — 0.3%
Deutsche Bahn MTN
1.125%, 05/29/51	1,128,000	706,887

MATERIALS — 0.1%
K+S AG
4.250%, 06/19/29	100,000	121,231

UTILITIES — 0.2%
RWE Finance US
5.875%, 04/16/34	536,000	559,296

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2025

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
UTILITIES — continued
		12,606,607

GREECE — 0.6%
FINANCIALS — 0.6%
Eurobank MTN
4.000%, EUSA1 + 1.800%, 09/24/30(A)	$512,000	$618,369
National Bank of Greece MTN
4.500%, EUR006M + 1.812%, 01/29/29(A)	502,000	612,977
Piraeus Bank MTN
4.625%, EUAMDB01 + 1.723%, 07/17/29(A)	495,000	606,156
		1,837,502

IRELAND — 0.4%
CONSUMER DISCRETIONARY — 0.2%
Flutter Treasury DAC
5.000%, 04/29/29	500,000	603,311

FINANCIALS — 0.2%
Bank of Ireland Group MTN
5.000%, EUAMDB01 + 2.050%, 07/04/31(A)	430,000	545,193

		1,148,504

ITALY — 1.3%
ENERGY — 0.2%
ERG MTN
0.500%, 09/11/27	534,000	599,735

FINANCIALS — 0.8%
Banco BPM MTN
6.000%, EUR003M + 3.300%, 01/21/28(A)	482,000	588,511
3.750%, 06/27/28	200,000	242,091

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2025

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Intesa Sanpaolo MTN
4.000%, 09/23/29	$709,000	$694,465
UniCredit
3.127%, H15T1Y + 1.550%, 06/03/32(A)	586,000	537,952
		2,063,019

UTILITIES — 0.3%
Enel Finance International
5.000%, 06/15/32	657,000	664,360

		3,327,114

JAPAN — 0.4%
CONSUMER STAPLES — 0.2%
JT International Financial Services BV MTN
3.875%, 09/28/28	499,000	492,450

FINANCIALS — 0.2%
Aozora Bank
5.900%, 09/08/26	540,000	546,732

		1,039,182

LUXEMBOURG — 0.5%
COMMUNICATION SERVICES — 0.2%
SES MTN
0.875%, 11/04/27	438,000	492,278

CONSUMER STAPLES — 0.2%
Eurofins Scientific
4.000%, 07/06/29	101,000	121,941
0.875%, 05/19/31	425,000	429,939
		551,880

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2025

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
MATERIALS — 0.1%
ArcelorMittal
4.250%, 07/16/29	$316,000	$314,804

		1,358,962

NETHERLANDS — 1.5%
COMMUNICATION SERVICES — 0.4%
Koninklijke KPN MTN
0.875%, 11/15/33	600,000	573,509
Wolters Kluwer
3.000%, 09/23/26	550,000	645,958
		1,219,467

CONSUMER DISCRETIONARY — 0.4%
IMCD
4.875%, 09/18/28	403,000	496,030
Universal Music Group MTN
3.750%, 06/30/32	503,000	599,391
		1,095,421

CONSUMER STAPLES — 0.3%
Sandoz Finance BV
4.220%, 04/17/30	523,000	643,579

UTILITIES — 0.4%
TenneT Holding BV MTN
0.875%, 06/16/35	954,000	898,598

		3,857,065

NORWAY — 0.4%
ENERGY — 0.2%
Aker BP
6.000%, 06/13/33	150,000	155,618

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2025

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
ENERGY — continued
5.600%, 06/13/28	$338,000	$349,845
		505,463

FINANCIALS — 0.2%
SpareBank 1 Sor-Norge MTN
4.875%, 08/24/28	491,000	609,821
		1,115,284

QATAR — 0.1%
ENERGY — 0.1%
QatarEnergy
3.300%, 07/12/51	200,000	136,574

SAUDI ARABIA — 0.2%
ENERGY — 0.1%
Greensaif Pipelines Bidco Sarl
6.103%, 08/23/42	259,000	267,819

FINANCIALS — 0.1%
Gaci First Investment
5.375%, 10/13/22	202,000	171,920

		439,739

SPAIN — 1.2%
ENERGY — 0.2%
Acciona Energia Financiacion Filiales MTN
3.750%, 04/25/30	200,000	240,354
1.375%, 01/26/32	200,000	205,289
		445,643

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2025

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — 0.8%
Banco Bilbao Vizcaya Argentaria
6.033%, H15T1Y + 1.950%, 03/13/35(A)	$600,000	$630,366
CaixaBank
5.673%, SOFRINDX + 1.780%, 03/15/30(A)	660,000	686,107
Unicaja Banco MTN
5.125%, EUSA1 + 2.150%, 02/21/29(A)	500,000	618,801

		1,935,274

UTILITIES — 0.2%
Naturgy Finance Iberia MTN
3.625%, 10/02/34	500,000	580,869

		2,961,786

SUPRANATIONAL — 4.3%
CONSUMER DISCRETIONARY — 0.7%
Council of Europe Development Bank MTN
3.125%, 09/13/28	1,548,000	1,855,715

FINANCIALS — 3.6%
African Development Bank
4.625%, 01/04/27	866,000	875,023
Asian Development Bank MTN
4.250%, 01/09/26	888,000	887,998
3.125%, 08/20/27	250,000	247,378
European Investment Bank
4.500%, 10/16/28	484,000	496,455
0.375%, 09/15/27	2,106,000	2,382,972
Inter-American Development Bank MTN
4.500%, 05/15/26	1,060,000	1,063,540
3.500%, 09/14/29	16,000	15,888
International Bank for Reconstruction & Development MTN
3.500%, 07/12/28	1,098,000	1,093,764
3.100%, 04/14/38	975,000	1,114,722
International Finance MTN
4.375%, 01/15/27	865,000	871,475

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2025

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Nordic Investment Bank
5.000%, 10/15/25	$835,000	$835,515
		9,884,730

		11,740,445

SWEDEN — 0.6%
COMMUNICATION SERVICES — 0.4%
Tele2 MTN
3.750%, 11/22/29	535,000	645,648
Telefonaktiebolaget LM Ericsson MTN
1.125%, 02/08/27	468,000	536,077
		1,181,725

INDUSTRIALS — 0.2%
Epiroc MTN
3.625%, 02/28/31	489,000	584,833

		1,766,558

SWITZERLAND — 0.4%
CONSUMER STAPLES — 0.1%
Lonza Finance International
3.875%, 05/25/33	100,000	120,335

FINANCIALS — 0.1%
UBS Switzerland MTN
3.390%, 12/05/25	100,000	117,351

INDUSTRIALS — 0.2%
Holcim Finance Luxembourg MTN
0.500%, 11/29/26	201,000	230,167
0.125%, 07/19/27	353,000	396,146
		626,313
		863,999

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2025

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
UNITED ARAB EMIRATES — 0.3%
UTILITIES — 0.3%
Abu Dhabi National Energy PJSC
4.696%, 04/24/33	$637,000	$639,314

UNITED KINGDOM — 4.0%
CONSUMER DISCRETIONARY — 0.4%
Compass Group Finance Netherlands BV MTN
1.500%, 09/05/28	499,000	567,481
ITV MTN
4.250%, 06/19/32	303,000	361,380
		928,861

CONSUMER STAPLES — 0.6%
Imperial Brands Finance
6.125%, 07/27/27	234,000	241,618
3.875%, 07/26/29	247,000	241,517
RELX Capital
3.000%, 05/22/30	589,000	558,972
Smith & Nephew
5.400%, 03/20/34	539,000	551,578
		1,593,685

ENERGY — 0.2%
DCC Group Finance Ireland DAC MTN
4.375%, 06/27/31	477,000	577,573

FINANCIALS — 2.0%
3i Group
4.875%, 06/14/29	524,000	649,272
HSBC Holdings
6.254%, SOFRRATE + 2.390%, 03/09/34(A)	514,000	555,074
4.762%, SOFRRATE + 2.530%, 03/29/33(A)	464,000	457,956

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2025

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Investec
3.625%, EUAMDB01 + 1.450%, 02/19/31(A)	$102,000	$119,591
Lloyds Banking Group
5.679%, H15T1Y + 1.750%, 01/05/35(A)	240,000	248,746
4.976%, H15T1Y + 2.300%, 08/11/33(A)	430,000	431,122
Marex Group
6.404%, 11/04/29	518,000	533,857
Nationwide Building Society MTN
3.960%, US0003M + 1.855%, 07/18/30(A)	351,000	344,764
2.250%, 05/16/37	799,000	834,222
NatWest Group
6.475%, H15T5Y + 2.200%, 06/01/34(A)	200,000	210,062
5.808%, H15T1Y + 1.950%, 09/13/29(A)	419,000	437,697
		4,822,363

INDUSTRIALS — 0.5%
Gatwick Funding
3.625%, 10/16/33	455,000	532,805
Rolls-Royce MTN
1.625%, 05/09/28	260,000	296,586
Weir Group
5.350%, 05/06/30	524,000	535,059
		1,364,450

UTILITIES — 0.3%
National Grid
5.602%, 06/12/28	669,000	692,390

		9,979,322

UNITED STATES — 19.3%
COMMUNICATION SERVICES — 1.8%
Belo
7.750%, 06/01/27	387,000	401,516
Charter Communications Operating
5.050%, 03/30/29	646,000	656,103

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2025

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
COMMUNICATION SERVICES — continued
Fox
6.500%, 10/13/33	$285,000	$310,237
3.500%, 04/08/30	338,000	326,661
Netflix
6.375%, 05/15/29	10,000	10,793
4.875%, 04/15/28	571,000	583,997
News
5.125%, 02/15/32	328,000	324,222
3.875%, 05/15/29	244,000	235,618
Paramount Global
4.200%, 06/01/29	55,000	54,191
3.375%, 02/15/28	553,000	539,502
TEGNA
5.000%, 09/15/29	873,000	873,906
4.625%, 03/15/28	68,000	67,437
Warnermedia Holdings
4.054%, 03/15/29	173,000	164,350
		4,548,533

CONSUMER DISCRETIONARY — 3.1%
Adtalem Global Education
5.500%, 03/01/28	1,521,000	1,514,616
Block Financial
3.875%, 08/15/30	24,000	23,040
2.500%, 07/15/28	530,000	501,861
M/I Homes Inc
3.950%, 02/15/30	855,000	804,195
Mattel
5.875%, 12/15/27	498,000	499,327
Meritage Homes
5.125%, 06/06/27	526,000	529,103
3.875%, 04/15/29	17,000	16,608
NVR
3.000%, 05/15/30	584,000	551,406
Patrick Industries
4.750%, 05/01/29	1,405,000	1,378,187
PulteGroup
6.000%, 02/15/35	445,000	468,619
PVH
3.125%, 12/15/27	563,000	661,845

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2025

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
CONSUMER DISCRETIONARY — continued
Tapestry
5.500%, 03/11/35	$194,000	$196,102
3.050%, 03/15/32	92,000	82,386
Travel + Leisure
6.625%, 07/31/26	775,000	781,478
		8,008,773

CONSUMER STAPLES — 0.8%
JBS USA Holding Lux Sarl
3.625%, 01/15/32	638,000	588,024
Philip Morris International
2.875%, 05/14/29	274,000	320,813
0.800%, 08/01/31	223,000	226,035
Pilgrim's Pride
4.250%, 04/15/31	644,000	620,237
Smithfield Foods
4.250%, 02/01/27	529,000	524,185
		2,279,294

ENERGY — 2.2%
Antero Resources
7.625%, 02/01/29	524,000	534,464
California Resources
8.250%, 06/15/29	916,000	946,389
Coterra Energy
5.600%, 03/15/34	429,000	434,366
DT Midstream
4.125%, 06/15/29	547,000	531,617
Expand Energy
4.750%, 02/01/32	586,000	570,374
Gulfport Energy Operating
6.750%, 09/01/29	1,267,000	1,296,227
Noble Finance II
8.000%, 04/15/30	650,000	672,941
Oceaneering International
6.000%, 02/01/28	650,000	656,731

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2025

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
ENERGY — continued
Ovintiv
8.125%, 09/15/30	$101,000	$115,841
		5,758,950

FINANCIALS — 3.3%
American National Group
5.750%, 10/01/29	538,000	555,506
Athene Global Funding MTN
0.832%, 01/08/27	464,000	530,516
Bank of America
3.485%, EUR003M + 1.100%, 03/10/34(A)	120,000	140,172
BGC Group
8.000%, 05/25/28	300,000	320,744
Blue Owl Technology Finance
6.750%, 04/04/29	519,000	537,214
Brown & Brown
5.650%, 06/11/34	134,000	137,431
Capital One
4.650%, 09/13/28	620,000	627,648
CBRE Services
5.950%, 08/15/34	197,000	209,225
Credit Acceptance
6.625%, 03/15/30	500,000	506,468
Enact Holdings
6.250%, 05/28/29	557,000	581,233
Essent Group
6.250%, 07/01/29	358,000	375,499
F&G Global Funding
2.000%, 09/20/28	588,000	545,403
Hercules Capital
3.375%, 01/20/27	35,000	34,171
2.625%, 09/16/26	594,000	580,494
Main Street Capital
3.000%, 07/14/26	497,000	489,435
Mercury General
4.400%, 03/15/27	516,000	512,540
MSCI
3.625%, 09/01/30	69,000	65,784

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2025

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Starwood Property Trust
7.250%, 04/01/29	$228,000	$238,934
6.000%, 04/15/30	273,000	277,382
3.625%, 07/15/26	800,000	787,762
Synchrony Financial
5.150%, 03/19/29	558,000	564,830
		8,618,391

HEALTH CARE — 0.9%
Agilent Technologies
2.750%, 09/15/29	572,000	541,353
Cencora
3.625%, 05/22/32	323,000	381,691
Centene
4.625%, 12/15/29	415,000	399,694
2.450%, 07/15/28	221,000	204,168
McKesson
5.100%, 07/15/33	187,000	191,624
Royalty Pharma
5.400%, 09/02/34	160,000	162,036
Stryker
3.650%, 03/07/28	581,000	576,558
		2,457,124

INDUSTRIALS — 2.5%
Allegion US Holding
5.600%, 05/29/34	247,000	254,201
BWX Technologies
4.125%, 04/15/29	1,430,000	1,376,227
Carlisle
2.200%, 03/01/32	12,000	10,258
Cintas No. 2
3.700%, 04/01/27	281,000	279,529
CoreCivic
4.750%, 10/15/27	1,282,000	1,259,970
Hertz
12.625%, 07/15/29	1,191,000	1,237,692
Hexcel
4.200%, 02/15/27	548,000	544,401

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2025

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
INDUSTRIALS — continued
Jacobs Engineering Group
6.350%, 08/18/28	$486,000	$512,382
MasTec
5.900%, 06/15/29	109,000	113,854
Pentair Finance Sarl
5.900%, 07/15/32	34,000	35,836
Quanta Services
5.250%, 08/09/34	60,000	60,748
Steelcase
5.125%, 01/18/29	577,000	574,490
Wabtec Transportation Netherlands BV
1.250%, 12/03/27	306,000	347,012
XPO
6.250%, 06/01/28	124,000	126,153
		6,732,753

INFORMATION TECHNOLOGY — 2.0%
Micron Technology
5.875%, 02/09/33	422,000	443,007
Qorvo
4.375%, 10/15/29	428,000	419,201
3.375%, 04/01/31	129,000	117,297
Synaptics
4.000%, 06/15/29	1,017,000	970,710
Trimble
6.100%, 03/15/33	286,000	304,071
VeriSign
2.700%, 06/15/31	627,000	565,121
Viavi Solutions
3.750%, 10/01/29	1,473,000	1,372,629
Vontier
2.400%, 04/01/28	460,000	437,203
Western Digital
2.850%, 02/01/29	570,000	535,396
		5,164,635

MATERIALS — 1.1%
AptarGroup
3.600%, 03/15/32	452,000	415,186

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2025

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
MATERIALS — continued
OI European Group BV
4.750%, 02/15/30	$1,319,000	$1,247,384
TriMas
4.125%, 04/15/29	1,095,000	1,053,748
		2,716,318

REAL ESTATE — 0.7%
Agree
2.600%, 06/15/33	114,000	96,638
Broadstone Net Lease
2.600%, 09/15/31	438,000	378,302
EPR Properties
4.950%, 04/15/28	540,000	542,935
Essential Properties
2.950%, 07/15/31	21,000	18,892
Global Net Lease
3.750%, 12/15/27	675,000	654,707
National Health Investors
3.000%, 02/01/31	47,000	41,986
		1,733,460

UTILITIES — 0.9%
Alliant Energy Finance
3.600%, 03/01/32	143,000	130,894
Constellation Energy Generation
6.125%, 01/15/34	341,000	369,876
5.800%, 03/01/33	72,000	76,575
Edison International
5.750%, 06/15/27	58,000	59,047
New York State Electric & Gas
5.300%, 08/15/34	619,000	630,192
NRG Energy
2.450%, 12/02/27	592,000	565,210
PPL Electric Utilities
5.000%, 05/15/33	107,000	109,267
Vistra Operations
4.300%, 07/15/29	432,000	427,733

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2025

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
UTILITIES — continued
3.700%, 01/30/27	$111,000	$109,935
		2,478,729

		50,496,960

Total Corporate Obligations
(Cost $124,070,702)		128,236,657

SOVEREIGN DEBT — 24.0%
AUSTRIA — 0.2%
Republic of Austria Government Bond
0.250%, 10/20/36	526,000	447,128

BELGIUM — 1.1%
Kingdom of Belgium Government Bond
2.750%, 04/22/39	2,833,000	3,000,772

CANADA — 2.9%
Canada Housing Trust No. 1
4.150%, 06/15/33	16,000	12,199
1.600%, 12/15/31	3,585,000	2,368,838
		2,381,037

Province of British Columbia Canada
4.800%, 11/15/28	802,000	827,023

Province of Ontario Canada
3.600%, 03/08/28	1,225,000	909,311
3.100%, 05/19/27	938,000	926,364
2.550%, 12/02/52	1,922,000	945,486
		2,781,161

Province of Quebec Canada
4.400%, 12/01/55	1,349,000	935,219
3.625%, 04/13/28	917,000	914,387
		1,849,606

CHILE — 0.5%
Chile Government International Bond
1.250%, 01/22/51	457,000	289,391
0.100%, 01/26/27	907,000	1,027,445
		1,316,836

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2025

SOVEREIGN DEBT — continued
	Face Amount	Value
FRANCE — 4.5%
Action Logement Services MTN
0.375%, 10/05/31	$1,500,000	$1,490,105
French Republic Government Bond OAT
1.250%, 05/25/38	5,000	4,353
0.000%, 05/25/32(1)	10,674,000	10,205,192
		10,209,545

GERMANY — 1.4%
Bundesrepublik Deutschland Bundesanleihe
1.000%, 05/15/38	1,943,775	1,807,675
0.000%, 08/15/52(1)	7,000	3,436
		1,811,111

Bundesschatzanweisungen
2.900%, 06/18/26	610,268	719,347

State of North Rhine-Westphalia Germany MTN
3.400%, 03/07/73	72,000	75,665
2.900%, 01/15/53	965,000	968,504
		1,044,169

HONG KONG — 0.1%
Hong Kong Government International Bond MTN
1.375%, 02/02/31	200,000	176,701

HUNGARY — 0.1%
Hungary Government International Bond
5.250%, 06/16/29	200,000	203,845

INDONESIA — 0.1%
Indonesia Government International Bond
4.550%, 01/11/28	200,000	201,941

ISRAEL — 0.2%
Israel Government International Bond MTN
6.500%, 11/06/31	212,000	229,952
5.000%, 10/30/26	340,000	409,899
		639,851

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2025

SOVEREIGN DEBT — continued
	Face Amount	Value
ITALY — 1.5%
Italy Buoni Poliennali Del Tesoro
3.850%, 07/01/34	$2,467,000	$2,984,828
2.150%, 03/01/72	1,395,000	924,806
		3,909,634

JAPAN — 4.2%
Japan Bank for International Cooperation
3.875%, 09/16/25	240,000	239,934

Japan Government Forty Year Bond
1.300%, 03/20/63	374,200,000	1,457,306

Japan Government Ten Year Bond
0.600%, 12/20/33	157,400,000	999,957
0.400%, 06/20/33	11,600,000	73,110
		1,073,067

Japan Government Thirty Year Bond
1.200%, 06/20/53	447,050,000	1,972,916

Japan Government Twenty Year Bond
0.500%, 03/20/41	1,173,800,000	6,155,152
0.400%, 06/20/41	77,350,000	395,490
		6,550,642

MEXICO — 0.1%
Mexico Government International Bond
5.400%, 02/09/28	207,000	210,633

NETHERLANDS — 0.4%
Netherlands Government Bond
2.000%, 01/15/54	672,000	575,975
0.500%, 07/15/32	496,000	504,525
		1,080,500

PERU — 0.1%
Peruvian Government International Bond
3.230%, 07/28/21	337,000	178,896

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2025

SOVEREIGN DEBT — continued
	Face Amount	Value
ROMANIA — 0.1%
Romanian Government International Bond
3.625%, 03/27/32	$206,000	$181,153

SAUDI ARABIA — 0.2%
Saudi Government International Bond MTN
4.750%, 01/18/28	430,000	435,329

SOUTH KOREA — 0.2%
Korea Development Bank
4.000%, 09/08/25	639,000	638,962

SPAIN — 1.9%
Spain Government Bond
1.900%, 10/31/52	245,000	183,515
1.450%, 10/31/71	1,000	510
0.800%, 07/30/29	4,399,000	4,838,401
		5,022,426

SUPRANATIONAL — 2.1%
European Financial Stability Facility
2.750%, 08/17/26	1,255,000	1,478,288

European Union MTN
2.750%, 10/05/26	2,767,000	3,262,850
0.700%, 07/06/51	1,056,000	597,076
		3,859,926

UNITED KINGDOM — 2.1%
United Kingdom Gilt
1.125%, 01/31/39	5,388,922	4,539,383
1.125%, 10/22/73	2,298,000	935,875
		5,475,258

Total Sovereign Debt
(Cost $63,479,742)		62,865,048

U.S. TREASURY OBLIGATIONS — 12.9%
U.S. Treasury Bonds
4.750%, 05/15/55	1,750,000	1,702,422
1.875%, 11/15/51	362,800	197,443

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2025

U.S. TREASURY OBLIGATIONS — continued
	Face Amount	Value
1.750%, 08/15/41	$23,255,300	$15,404,819
		17,304,684

U.S. Treasury Notes
3.875%, 03/31/27	2,995,000	3,002,722
2.625%, 07/31/29	9,246,500	8,909,147
1.375%, 11/15/31	5,232,000	4,520,979
		16,432,848

Total U.S. Treasury Obligations
(Cost $33,824,782)		33,737,532

MORTGAGE-BACKED SECURITIES — 11.5%
Agency Mortgage-Backed Obligations — 11.5%
FHLMC
6.000%, 08/01/53	318,665	329,862
6.000%, 02/01/55	254,319	262,287
2.500%, 01/01/52	1,083,777	910,979
FHLMC Multifamily Structured Pass Through Certificates, Ser K102, Cl A1
2.184%, 05/25/29	371,353	359,312
FHLMC Multifamily Structured Pass Through Certificates, Ser K122, Cl A1
0.863%, 05/25/30	571,180	529,214
FHLMC Multifamily Structured Pass Through Certificates, Ser K126, Cl A1
1.319%, 10/25/30	285,425	270,967
FHLMC Multifamily Structured Pass Through Certificates, Ser K747, Cl AM
1.752%, 12/25/28(A)	1,500,000	1,398,068
FNMA
6.500%, 01/01/53	512,905	532,743
6.500%, 09/01/53	144,835	150,615
6.000%, 08/01/53	1,277,903	1,310,696
5.500%, 07/01/53	387,884	395,534
5.500%, 12/01/52	1,120,610	1,133,439
5.000%, 10/01/52	1,124,997	1,114,783
5.000%, 10/01/53	257,839	255,046
5.000%, 12/01/52	105,259	104,254
3.500%, 12/01/52	1,753,872	1,585,313
3.000%, 10/01/52	715,993	621,264
3.000%, 06/01/52	3,014,737	2,617,508
3.000%, 04/01/52	1,330,891	1,155,762

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2025

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
Agency Mortgage-Backed Obligations — continued
2.500%, 10/01/51	$1,433,277	$1,205,713
2.500%, 01/01/52	1,595,172	1,340,851
2.500%, 03/01/37	526,376	493,734
2.000%, 10/01/51	1,420,943	1,135,094
2.000%, 05/01/51	1,470,584	1,176,852
2.000%, 04/01/52	1,487,833	1,186,658
2.000%, 03/01/37	442,299	405,920
2.000%, 03/01/52	3,532,029	2,817,752
1.500%, 12/01/36	529,285	473,327
1.500%, 02/01/51	485,782	366,946
GNMA
5.500%, 09/20/53	1,097,596	1,111,868
5.000%, 07/20/53	1,207,499	1,198,169
3.500%, 05/20/52	993,916	907,457
2.000%, 04/20/52	1,410,317	1,155,725
		30,013,712

Total Mortgage-Backed Securities
(Cost $30,111,511)		30,013,712

SHORT-TERM INVESTMENT — 2.4%
	Shares
DWS Government Money Market Series, Institutional Shares, 4.340% (B)
(Cost $6,277,546)	6,277,546	6,277,546

Total Investments — 99.8%
(Cost $257,764,283)		$261,130,495

A list of the open centrally cleared swap contracts held by the Fund at August 31, 2025, is as follows:

Interest Rate Swap
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)
1W2 CNY-Curve	1.445% FIXED	Quarterly	09/17/2030	CNY	172,765,000	$(212,775)	$–	$(212,775)

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2025

A list of the open forward foreign currency contracts held by the Fund at August 31, 2025, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
Barclays PLC	09/03/25	GBP	4,174,262	USD	5,523,745	$(118,376)
BNP Paribas	09/03/25	CAD	7,572,861	USD	5,479,393	(35,555)
BNP Paribas	10/03/25	CAD	7,572,861	USD	5,505,385	(17,551)
HSBC	09/03/25	USD	1,369,141	EUR	1,182,417	14,440
HSBC	09/03/25	USD	990,009	EUR	842,441	(4,243)
HSBC	09/03/25	EUR	74,940,894	USD	85,884,460	(1,806,147)
HSBC	10/03/25	JPY	1,676,887,634	USD	11,439,920	(12,989)
Morgan Stanley	10/03/25	GBP	4,174,262	USD	5,620,192	(23,463)
Morgan Stanley	10/03/25	EUR	72,916,036	USD	85,257,148	(228,461)
State Street	09/03/25	JPY	1,676,887,634	USD	11,217,867	(196,828)
						$(2,429,173)

Percentages are based on Net Assets of $261,600,329.

(1)	No Interest Rate Available.

(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	The rate reported is the 7-day effective yield as of August 31, 2025.

Cl — Class

DAC — Designated Activity Company

EUAMDB01 - EURIBOR ICE Swap Rate 1 Year

EUR003M — Euribor 3 Month

EUR006M — Euribor 6 Month

EUSA1 — EUR Swap Annual 1 Yr

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

H15T1Y — US Treasury Yield Curve Constant Maturity Rate 1 Year

H15T5Y — US Treasury Yield Curve Constant Maturity Rate 5 Year

MTN — Medium Term Note

OAT — Obligations Assimilables du Tresor

PJSC — Public Joint-Stock Company

Pty — Proprietary

Ser — Series

SOFRINDX — Secured Overnight Financing Rate Index

SOFRRATE — Secured Overnight Financing Rate

US0003M — 3 Month USD Swap Rate

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2025

The following is a summary of the level of inputs used as of August 31, 2025, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$–	$128,236,657	$–	$128,236,657
Sovereign Debt	–	62,865,048	–	62,865,048
U.S. Treasury Obligations	–	33,737,532	–	33,737,532
Mortgage-Backed Securities	–	30,013,712	–	30,013,712
Short-Term Investment	6,277,546	–	–	6,277,546
Total Investments in Securities	$6,277,546	$254,852,949	$–	$261,130,495

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forward Contracts^
Unrealized Appreciation	$–	$14,440	$–	$14,440
Unrealized Depreciation	–	(2,443,613)	–	(2,443,613)
Interest Rate Swap^
Unrealized Depreciation	–	(212,775)	–	(212,775)
Total Other Financial Instruments	$–	$(2,641,948)	$–	$(2,641,948)

^	Swaps and Forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—” are $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC ALTERNATIVES FUND

AUGUST 31, 2025

SCHEDULE OF INVESTMENTS

REGISTERED INVESTMENT COMPANIES — 94.5%

	Shares	Value
EQUITY FUNDS — 94.5%
AQR Alternative Risk Premia Fund, Cl R6	30,944	$397,007
AQR Diversified Arbitrage Fund, Cl R6 (A)	292,996	3,756,208
AQR Managed Futures Strategy Fund, Cl R6 (A)	217,996	1,966,326
AQR Style Premia Alternative Fund, Cl R6 (A)	178,771	1,548,154
Total Registered Investment Companies
(Cost $6,677,051)		7,667,695

SHORT-TERM INVESTMENT — 5.9%
DWS Government Money Market Series, Institutional Shares, 4.340% (B)
(Cost $476,601)	476,601	476,601

Total Investments — 100.4%
(Cost $7,153,652)		$8,144,296

Percentages are based on Net Assets of $8,114,638.

(A)	Represents greater than 10% of the Fund’s total investments. For further financial information, please go to the Securities and Exchange Commission's website https://www.sec.gov.

(B)	The rate reported is the 7-day effective yield as of August 31, 2025.

Cl — Class

As of August 31, 2025, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

AUGUST 31, 2025

STATEMENTS OF ASSETS AND LIABILITIES

	US Equity Fund	International Equity Fund	Global Equity Fund	Tax-Managed Global Equity Fund
Assets:
Investments, at Value †	$409,208,602	$223,199,344	$388,462,762	$156,772,658
Foreign Currency, at Value ††	—	444,470	524,666	—
Dividends and Interest Receivable	276,939	113,655	258,162	5,924
Receivable for Capital Shares Sold	171,207	78,709	150,202	32,387
Receivable for Investment Securities Sold	47,202	—	—	—
Unrealized Appreciation on Futures Contracts	44,022	11,428	24,463	—
Reclaim Receivable	496	223,906	181,531	—
Cash Collateral on Futures Contracts	—	377,299	276,569	—
Unrealized Appreciation on Spot Currency Contracts	—	4	6	—
Prepaid Expenses	3,901	2,887	3,823	4,636
Total Assets	409,752,369	224,451,702	389,882,184	156,815,605

Liabilities:
Payable for Capital Shares Redeemed	173,374	98,195	147,619	204,289
Payable Due to Adviser	149,328	130,291	184,916	22,228
Shareholder Servicing Fees Payable	98,720	53,677	93,851	37,157
Payable for Investment Securities Purchased	55,507	—	—	—
ReFlow Fees Payable (Note 2)	27,767	—	—	21,795
Audit Fees Payable	21,119	21,119	21,119	21,119
Payable Due to Administrator	10,018	5,542	9,574	3,839
Transfer Agent Fees Payable	6,974	5,572	6,901	5,986
Chief Compliance Officer Fees Payable	6,390	3,509	6,096	2,432
Due to Broker for Futures	5,565	—	—	—
Trustees Fees Payable	3,872	3,872	3,872	3,872
Unrealized Depreciation on Spot Currency Contracts	—	52	39	—
Unrealized Depreciation on Futures Contracts	—	85,513	61,044	—
Accrued Foreign Capital Gain Tax	—	11,780	—	—
Other Accrued Expenses	17,111	52,426	67,005	—
Total Liabilities	575,745	471,548	602,036	322,717

Commitments and Contingencies ‡
Net Assets	$409,176,624	$223,980,154	$389,280,148	$156,492,888
† Cost of Investments	$211,910,224	$135,740,937	$222,385,124	$101,309,731
†† Cost of Foreign Currency	—	439,050	527,887	—

Net Assets Consist of:
Paid-in Capital	$189,790,209	$129,731,487	$196,904,429	$97,364,270
Total Distributable Earnings	219,386,415	94,248,667	192,375,719	59,128,618
Net Assets	$409,176,624	$223,980,154	$389,280,148	$156,492,888

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

AUGUST 31, 2025

STATEMENTS OF ASSETS AND LIABILITIES- continued

	US Equity Fund	International Equity Fund	Global Equity Fund	Tax-Managed Global Equity Fund

Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	26,061,323	15,478,714	27,158,890	8,808,376
Class I Shares Net Asset Value, Offering and Redemption Price Per Share	$15.70	$14.47	$14.33	$17.77

‡	See Note 6 in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

AUGUST 31, 2025

STATEMENTS OF ASSETS AND LIABILITIES

	US Systematic Fixed Income Fund	Municipal Fixed Income Fund	Global Systematic Fixed Income Fund	Alternatives Fund
Assets:
Investments, at Value †	$161,746,546	$35,885,645	$261,130,495	$8,144,296
Receivable for Investment Securities Sold	7,978,945	–	–	–
Dividends and Interest Receivable	1,251,592	798	2,353,238	1,556
Receivable for Capital Shares Sold	199,926	10,306	74,457	–
Cash	32,490	–	12,879	–
Reclaim Receivable	203	–	2,543	–
Unrealized Appreciation on Spot Currency Contracts	–	–	281,872	–
Cash Collateral on Swap Contracts	–	–	751,477	–
Unrealized Appreciation on Forward Foreign Currency Contracts	–	–	14,440	–
Reimbursement from Adviser	–	4,522	–	11,673
Prepaid Expenses	2,618	1,863	3,169	1,695
Total Assets	171,212,320	35,903,134	264,624,570	8,159,220

Liabilities:
Payable for Investment Securities Purchased	7,677,647	–	–	–
Payable for Capital Shares Redeemed	76,603	11,621	117,817	–
Payable Due to Adviser	41,041	–	83,023	–
Shareholder Servicing Fees Payable	39,905	8,653	64,188	1,809
Audit Fees Payable	21,119	21,119	21,119	21,119
Transfer Agent Fees Payable	6,175	5,637	6,486	5,531
Payable Due to Administrator	4,034	882	6,480	199
Trustees Fees Payable	3,872	3,872	3,872	3,872
Chief Compliance Officer Fees Payable	2,613	568	4,187	125
Unrealized Depreciation on Swap Contracts	–	–	212,775	–
Unrealized Depreciation on Forward Foreign Currency Contracts	–	–	2,443,613	–
Other Accrued Expenses	35,866	13,435	60,681	11,927
Total Liabilities	7,908,875	65,787	3,024,241	44,582

Commitments and Contingencies ‡
Net Assets	$163,303,445	$35,837,347	$261,600,329	$8,114,638
† Cost of Investments	$162,299,776	$36,116,809	$257,764,283	$7,153,652
Net Assets Consist of:
Paid-in Capital	$180,661,060	$37,168,526	$297,407,251	$8,767,383
Total Accumulated Loss	(17,357,615)	(1,331,179)	(35,806,922)	(652,745)
Net Assets	$163,303,445	$35,837,347	$261,600,329	$8,114,638

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

AUGUST 31, 2025

STATEMENTS OF ASSETS AND LIABILITIES

	US Systematic Fixed Income Fund	Municipal Fixed Income Fund	Global Systematic Fixed Income Fund	Alternatives Fund
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	17,095,118	3,623,211	28,119,763	666,375
Class I Shares Net Asset Value, Offering and Redemption Price Per Share	$9.55	$9.89	$9.30	$12.18

‡	See Note 6 in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

FOR THE YEAR ENDED AUGUST 31, 2025

STATEMENTS OF OPERATIONS

	US Equity Fund	International Equity Fund	Global Equity Fund	Tax-Managed Global Equity Fund
Investment Income:
Dividend Income	$6,118,677	$7,814,635	$8,669,764	$3,237,200
Interest Income	–	13,130	–	–
Less: Foreign Taxes Withheld	(142)	(346,146)	(248,997)	–
Total Investment Income	6,118,535	7,481,619	8,420,767	3,237,200

Expenses:
Investment Advisory Fees	2,293,531	1,515,433	2,470,242	948,384
Shareholder Servicing Fees	493,728	257,336	464,615	169,988
Administration Fees	121,424	63,078	114,203	42,503
Chief Compliance Officer Fees	15,918	8,314	15,000	5,823
Trustees’ Fees	15,559	15,559	15,559	15,559
Legal Fees	35,893	18,968	33,969	12,551
Transfer Agent Fees	28,178	25,461	27,762	22,116
Registration Fees	27,936	23,561	27,796	23,330
Reflow Fees (Note 2)	27,767	–	–	21,795
Printing Fees	26,514	21,109	24,210	8,546
Audit Fees.	25,331	25,331	25,331	25,331
Custodian Fees	18,241	39,836	50,973	2,045
Insurance and Other Expenses	81,111	61,161	71,342	40,751
Total Expenses	3,211,131	2,075,147	3,341,002	1,338,722

Less:
Waiver of Investment Advisory Fees	(769,599)	(602,010)	(907,939)	(565,640)
Reimbursement by Investment Adviser	(152,022)	(68,508)	(241,199)	(161,388)
Net Expenses	2,289,510	1,404,629	2,191,864	611,694

Net Investment Income	3,829,025	6,076,990	6,228,903	2,625,506

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

FOR THE YEAR ENDED AUGUST 31, 2025

STATEMENTS OF OPERATIONS- continued

	US Equity Fund	International Equity Fund	Global Equity Fund	Tax-Managed Global Equity Fund
Net Realized Gain (Loss) on:
Investments	$22,375,763	$11,676,668	$36,846,714	$721,883
Futures Contracts	(20,690)	(374,584)	(323,100)	–
Foreign Currency Transactions	–	(127,196)	(98,093)	–
Distributions from Registered Investment Companies	1,584,053	88,518	1,131,695	2,594,298
Redemptions In-Kind	11,687,498	–	–	6,726,095
Forward Foreign Currency Contracts	–	(38,328)	–	–
Net Realized Gain (Loss)	35,626,624	11,225,078	37,557,216	10,042,276
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	6,389,271	18,199,520	6,945,323	7,731,248
Accrued Foreign Capital Gains Tax on Appreciated Securities	–	2,489	6,659	–
Futures Contracts	13,018	(120,269)	(78,034)	–
Foreign Currency Transactions and Translation of other Assets and Liabilities Denominated in Foreign Currencies	(36)	19,539	3,933	–
Net Change in Unrealized Appreciation (Depreciation)	6,402,253	18,101,279	6,877,881	7,731,248
Net Realized and Unrealized Gain	42,028,877	29,326,357	44,435,097	17,773,524
Net Increase in Net Assets Resulting from Operations	$45,857,902	$35,403,347	$50,664,000	$20,399,030

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

FOR THE YEAR ENDED AUGUST 31, 2025

STATEMENTS OF OPERATIONS

	US Systematic Fixed Income Fund	Municipal Fixed Income Fund	Global Systematic Fixed Income Fund	Alternatives Fund
Investment Income:
Dividend Income	$41,709	$989,074	$172,677	$213,323
Interest Income	8,556,873	–	11,985,515	–
Less: Foreign Taxes Withheld	(1,028)	–	(35,739)	–
Total Investment Income	8,597,554	989,074	12,122,453	213,323

Expenses:
Investment Advisory Fees	751,832	168,062	1,392,852	92,751
Shareholder Servicing Fees	202,126	41,519	319,349	7,628
Administration Fees	48,677	10,419	78,042	2,096
Trustees’ Fees	15,560	15,559	15,560	15,559
Chief Compliance Officer Fees	6,231	1,378	10,004	285
Audit Fees	25,331	25,331	25,331	25,331
Transfer Agent Fees	24,840	22,729	26,069	22,386
Registration Fees	24,143	21,132	27,094	20,316
Printing Fees	16,098	3,070	20,359	1,585
Legal Fees	14,802	3,131	23,699	631
Custodian Fees	8,123	293	36,589	430
Insurance and Other Expenses	94,502	42,186	114,344	41,246
Total Expenses	1,232,265	354,809	2,089,292	230,244

Less:
Waiver of Investment Advisory Fees	(193,838)	(79,925)	(434,629)	(75,880)
Reimbursement by Investment Adviser	(171,209)	(128,440)	(130,669)	(118,483)
Net Expenses	867,218	146,444	1,523,994	35,881

Net Investment Income	7,730,336	842,630	10,598,459	177,442

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

FOR THE YEAR ENDED AUGUST 31, 2025

STATEMENTS OF OPERATIONS- continued

	US Systematic Fixed Income Fund	Municipal Fixed Income Fund	Global Systematic Fixed Income Fund	Alternatives Fund
Net Realized Gain (Loss) on:
Investments	$(155,750)	$(518,871)	$342,762	$27,301
Forward Foreign Currency Contracts	–	–	(2,968,948)	–
Foreign Currency Transactions	–	–	37,313	–
Swap Contracts	–	–	223,821	–
Net Realized Gain (Loss)	(155,750)	(518,871)	(2,365,052)	27,301
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(2,608,005)	40,698	(585,540)	365,226
Swap Contracts	–	–	(220,331)	–
Forward Foreign Currency Contracts	–	–	(526,073)	–
Foreign Currency Transactions and Translation of other Assets and Liabilities Denominated in Foreign Currencies	–	–	627,784	–
Net Change in Unrealized Appreciation (Depreciation)	(2,608,005)	40,698	(704,160)	365,226
Net Realized and Unrealized Gain (Loss)	(2,763,755)	(478,173)	(3,069,212)	392,527
Net Increase in Net Assets Resulting from Operations	$4,966,581	$364,457	$7,529,247	$569,969

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	US Equity Fund
	Year Ended August 31, 2025	Year Ended August 31, 2024
Operations:
Net Investment Income	$3,829,025	$5,004,847
Net Realized Gain	35,626,624	76,327,246
Net Change in Unrealized Appreciation	6,402,253	29,905,813
Net Increase in Net Assets Resulting from Operations	45,857,902	111,237,906

Distributions	(58,904,445)	(20,162,680)

Capital Share Transactions:
Class I Shares:
Issued	54,606,178	49,573,707
Reinvestment of Distributions	58,883,422	20,162,680
Redeemed	(152,567,718)*	(229,127,425)*
Net Class I Share Transactions	(39,078,118)	(159,391,038)
Net Decrease in Net Assets from Share Transactions	(39,078,118)	(159,391,038)
Total Decrease in Net Assets	(52,124,661)	(68,315,812)

Net Assets:
Beginning of Year	461,301,285	529,617,097
End of Year	$409,176,624	$461,301,285

Share Transactions:
Class I Shares:
Issued	3,525,097	3,332,203
Reinvestment of Distributions	4,084,512	1,448,181
Redeemed	(9,838,011)*	(15,862,360)*
Net Decrease in Shares Outstanding from Share Transactions	(2,228,402)	(11,081,976)

*	Includes redemption in-kind transactions. See additional information contained in Note 2.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	International Equity Fund
	Year Ended August 31, 2025	Year Ended August 31, 2024
Operations:
Net Investment Income	$6,076,990	$6,545,560
Net Realized Gain	11,225,078	12,058,521
Net Change in Unrealized Appreciation	18,101,279	20,104,009
Net Increase in Net Assets Resulting from Operations	35,403,347	38,708,090

Distributions	(6,846,838)	(9,010,866)

Capital Share Transactions:
Class I Shares:
Issued	18,967,816	17,922,972
Reinvestment of Distributions	6,845,623	9,010,866
Redeemed	(61,665,551)	(97,522,133)
Net Class I Share Transactions	(35,852,112)	(70,588,295)
Net Decrease in Net Assets from Share Transactions	(35,852,112)	(70,588,295)
Total Decrease in Net Assets	(7,295,603)	(40,891,071)

Net Assets:
Beginning of Year	231,275,757	272,166,828
End of Year	$223,980,154	$231,275,757

Share Transactions:
Class I Shares:
Issued	1,491,416	1,535,812
Reinvestment of Distributions	586,098	784,236
Redeemed	(4,775,880)	(8,375,545)
Net Decrease in Shares Outstanding from Share Transactions	(2,698,366)	(6,055,497)

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Global Equity Fund
	Year Ended August 31, 2025	Year Ended August 31, 2024
Operations:
Net Investment Income	$6,228,903	$7,557,140
Net Realized Gain	37,557,216	45,295,366
Net Change in Unrealized Appreciation	6,877,881	37,688,210
Net Increase in Net Assets Resulting from Operations	50,664,000	90,540,716

Distributions	(58,966,351)	(17,396,178)

Capital Share Transactions:
Class I Shares:
Issued	31,532,797	28,830,557
Reinvestment of Distributions	58,949,593	17,396,178
Redeemed	(119,531,754)	(191,254,365)
Net Class I Share Transactions	(29,049,364)	(145,027,630)
Net Decrease in Net Assets from Share Transactions	(29,049,364)	(145,027,630)
Total Decrease in Net Assets	(37,351,715)	(71,883,092)

Net Assets:
Beginning of Year	426,631,863	498,514,955
End of Year	$389,280,148	$426,631,863

Share Transactions:
Class I Shares:
Issued	2,324,821	2,179,792
Reinvestment of Distributions	4,645,562	1,346,753
Redeemed	(8,687,626)	(14,512,413)
Net Decrease in Shares Outstanding from Share Transactions	(1,717,243)	(10,985,868)

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Tax-Managed Global Equity Fund
	Year Ended August 31, 2025	Year Ended August 31, 2024
Operations:
Net Investment Income	$2,625,506	$2,757,350
Net Realized Gain	10,042,276	2,924,708
Net Change in Unrealized Appreciation	7,731,248	21,464,556
Net Increase in Net Assets Resulting from Operations	20,399,030	27,146,614

Distributions	(5,217,417)	(3,049,679)

Capital Share Transactions:
Class I Shares:
Issued	31,828,686	18,093,924
Reinvestment of Distributions	5,200,375	3,049,679
Redeemed	(44,694,159)*	(35,234,885)
Net Class I Share Transactions	(7,665,098)	(14,091,282)
Net Decrease in Net Assets from Share Transactions	(7,665,098)	(14,091,282)
Total Increase in Net Assets	7,516,515	10,005,653

Net Assets:
Beginning of Year	148,976,373	138,970,720
End of Year	$156,492,888	$148,976,373

Share Transactions:
Class I Shares:
Issued	1,966,460	1,270,310
Reinvestment of Distributions	335,097	215,206
Redeemed	(2,765,895)*	(2,461,034)
Net Decrease in Shares Outstanding from Share Transactions	(464,338)	(975,518)

*	Includes redemption in-kind transactions. See additional information contained in Note 2.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	US Systematic Fixed Income Fund
	Year Ended August 31, 2025	Year Ended August 31, 2024
Operations:
Net Investment Income	$7,730,336	$8,108,617
Net Realized Loss	(155,750)	(13,923,733)
Net Change in Unrealized Appreciation (Depreciation)	(2,608,005)	17,986,655
Net Increase in Net Assets Resulting from Operations	4,966,581	12,171,539

Distributions	(7,327,922)	(7,839,863)

Capital Share Transactions:
Class I Shares:
Issued	19,496,876	21,416,165
Reinvestment of Distributions	7,327,344	7,839,441
Redeemed	(38,288,377)	(80,586,191)
Net Class I Share Transactions	(11,464,157)	(51,330,585)
Net Decrease in Net Assets from Share Transactions	(11,464,157)	(51,330,585)
Total Decrease in Net Assets	(13,825,498)	(46,998,909)

Net Assets:
Beginning of Year	177,128,943	224,127,852
End of Year	$163,303,445	$177,128,943

Share Transactions:
Class I Shares:
Issued	2,051,855	2,266,878
Reinvestment of Distributions	770,785	829,907
Redeemed	(4,025,968)	(8,535,697)
Net Decrease in Shares Outstanding from Share Transactions	(1,203,328)	(5,438,912)

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Municipal Fixed Income Fund
	Year Ended August 31, 2025	Year Ended August 31, 2024
Operations:
Net Investment Income	$842,630	$790,159
Net Realized Loss	(518,871)	(261,964)
Net Change in Unrealized Appreciation	40,698	899,257
Net Increase in Net Assets Resulting from Operations	364,457	1,427,452

Distributions	(843,508)	(790,155)

Capital Share Transactions:
Class I Shares:
Issued	7,561,751	8,201,422
Reinvestment of Distributions	842,840	789,668
Redeemed	(8,055,715)	(13,601,535)
Net Class I Share Transactions	348,876	(4,610,445)
Net Increase (Decrease) in Net Assets from Share Transactions	348,876	(4,610,445)
Total Decrease in Net Assets	(130,175)	(3,973,148)

Net Assets:
Beginning of Year	35,967,522	39,940,670
End of Year	$35,837,347	$35,967,522

Share Transactions:
Class I Shares:
Issued	760,043	826,637
Reinvestment of Distributions	84,855	79,443
Redeemed	(809,442)	(1,367,856)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	35,456	(461,776)

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Global Systematic Fixed Income Fund
	Year Ended August 31, 2025	Year Ended August 31, 2024
Operations:
Net Investment Income	$10,598,459	$14,765,579
Net Realized Loss	(2,365,052)	(35,040,562)
Net Change in Unrealized Appreciation (Depreciation)	(704,160)	40,377,134
Net Increase in Net Assets Resulting from Operations	7,529,247	20,102,151

Distributions	(6,954,198)	(14,571,427)

Capital Share Transactions:
Class I Shares:
Issued	32,253,251	35,147,230
Reinvestment of Distributions	6,953,514	14,570,922
Redeemed	(60,190,384)	(128,196,873)
Net Class I Share Transactions	(20,983,619)	(78,478,721)
Net Decrease in Net Assets from Share Transactions	(20,983,619)	(78,478,721)
Total Decrease in Net Assets	(20,408,570)	(72,947,997)

Net Assets:
Beginning of Year	282,008,899	354,956,896
End of Year	$261,600,329	$282,008,899

Share Transactions:
Class I Shares:
Issued	3,503,714	3,858,660
Reinvestment of Distributions	758,511	1,595,277
Redeemed	(6,528,666)	(14,110,687)
Net Decrease in Shares Outstanding from Share Transactions	(2,266,441)	(8,656,750)

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Alternatives Fund
	Year Ended August 31, 2025	Year Ended August 31, 2024
Operations:
Net Investment Income	$177,442	$711,938
Net Realized Gain	27,301	157,722
Net Change in Unrealized Appreciation (Depreciation)	365,226	(185,905)
Net Increase in Net Assets Resulting from Operations	569,969	683,755

Distributions	(174,234)	(667,015)

Capital Share Transactions:
Class I Shares:
Issued	1,967,049	832,729
Reinvestment of Distributions	174,234	667,015
Redeemed	(1,186,522)	(5,713,490)
Net Class I Share Transactions	954,761	(4,213,746)
Net Increase (Decrease) in Net Assets from Share Transactions	954,761	(4,213,746)
Total Increase (Decrease) in Net Assets	1,350,496	(4,197,006)

Net Assets:
Beginning of Year	6,764,142	10,961,148
End of Year	$8,114,638	$6,764,142

Share Transactions:
Class I Shares:
Issued	167,136	72,278
Reinvestment of Distributions	15,270	61,590
Redeemed	(101,483)	(510,310)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	80,923	(376,442)

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Date & Ratios

For a Share Outstanding

Throughout each Year

Class I Shares	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net Asset Value, Beginning of Year	$16.31	$13.45	$12.65	$14.91	$11.07
Income from Operations:
Net Investment Income(1)	0.14	0.15	0.18	0.14	0.12
Net Realized and Unrealized Gain (Loss)	1.54	3.28	1.09	(1.38)	3.86
Total from Operations	1.68	3.43	1.27	(1.24)	3.98
Dividends and Distributions:
Net Investment Income	(0.13)	(0.19)	(0.15)	(0.11)	(0.14)
Net Realized Gain	(2.16)	(0.38)	(0.32)	(0.91)	—
Total Dividends and Distributions	(2.29)	(0.57)	(0.47)	(1.02)	(0.14)
Net Asset Value, End of Year	$15.70	$16.31	$13.45	$12.65	$14.91
Total Return†	11.61%	26.27%	10.48%	(9.04)%	36.19%
Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$409,177	$461,301	$529,617	$524,023	$636,244
Ratio of Expenses to Average Net Assets(2)	0.55%‡	0.55%	0.55%	0.55%	0.54%‡
Ratio of Expenses to Average Net Assets (Excluding Waivers and Recaptured Fees)(2)	0.77%	0.79%	0.77%	0.77%	0.77%
Ratio of Net Investment Income to Average Net Assets(2) (3)	0.92%	1.03%	1.41%	1.02%	0.96%
Portfolio Turnover Rate	18%	33%	35%	26%	65%

(1)	Per share data calculated using average shares method.
(2)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(3)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
†	Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
‡	Ratio includes previously waived and reimbursed fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Date & Ratios

For a Share Outstanding

Throughout each Year

Class I Shares	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net Asset Value, Beginning of Year	$12.72	$11.23	$10.41	$13.04	$10.33
Income from Operations:
Net Investment Income(1)	0.36	0.31	0.29	0.35	0.16
Net Realized and Unrealized Gain (Loss)	1.79	1.60	0.79	(2.68)	2.69
Total from Operations	2.15	1.91	1.08	(2.33)	2.85
Dividends and Distributions:
Net Investment Income	(0.40)	(0.42)	(0.26)	(0.30)	(0.14)
Total Dividends and Distributions	(0.40)	(0.42)	(0.26)	(0.30)	(0.14)
Net Asset Value, End of Year	$14.47	$12.72	$11.23	$10.41	$13.04
Total Return†	17.68%	17.37%	10.52%	(18.28)%	27.78%
Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$223,980	$231,276	$272,167	$264,785	$325,683
Ratio of Expenses to Average Net Assets(2)	0.65%‡	0.65%	0.65%	0.65%	0.65%‡
Ratio of Expenses to Average Net Assets (Excluding Waivers and Recaptured Fees)(2)	0.96%	1.02%	0.98%	0.97%	0.96%
Ratio of Net Investment Income to Average Net Assets(2) (3)	2.80%	2.66%	2.70%	2.96%	1.31%
Portfolio Turnover Rate	17%	29%	40%	35%	28%

(1)	Per share data calculated using average shares method.
(2)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(3)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
†	Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
‡	Ratio includes previously waived and reimbursed fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Date & Ratios

For a Share Outstanding

Throughout each Year

Class I Shares	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net Asset Value, Beginning of Year	$14.77	$12.51	$11.78	$14.15	$10.80
Income from Operations:
Net Investment Income(1)	0.22	0.22	0.24	0.25	0.14
Net Realized and Unrealized Gain (Loss)	1.52	2.53	0.90	(1.95)	3.35
Total from Operations	1.74	2.75	1.14	(1.70)	3.49
Dividends and Distributions:
Net Investment Income	(0.23)	(0.30)	(0.20)	(0.20)	(0.14)
Net Realized Gain	(1.95)	(0.19)	(0.21)	(0.47)	—
Total Dividends and Distributions	(2.18)	(0.49)	(0.41)	(0.67)	(0.14)
Net Asset Value, End of Year	$14.33	$14.77	$12.51	$11.78	$14.15
Total Return†	13.98%	22.57%	10.09%	(12.63)%	32.59%
Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$389,280	$426,632	$498,515	$498,403	$606,741
Ratio of Expenses to Average Net Assets(2)	0.56%‡	0.56%	0.56%	0.56%	0.56%‡
Ratio of Expenses to Average Net Assets (Excluding Waivers and Recaptured Fees)(2)	0.85%	0.90%	0.89%	0.87%	0.87%
Ratio of Net Investment Income to Average Net Assets(2) (3)	1.59%	1.68%	1.98%	1.88%	1.13%
Portfolio Turnover Rate	21%	31%	35%	32%	52%

(1)	Per share data calculated using average shares method.
(2)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(3)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
†	Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
‡	Ratio includes previously waived and reimbursed fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TAX-MANAGED GLOBAL EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Date & Ratios

For a Share Outstanding

Throughout each Year

Class I Shares	Year Ended August 31, 2025	Year Ended August 31, 2024		Year Ended August 31, 2023		Year Ended August 31, 2022	Year Ended August 31, 2021
Net Asset Value, Beginning of Year	$16.07	$13.56		$12.33		$14.44	$11.05
Income from Operations:
Net Investment Income(1)	0.29	0.28		0.23		0.28	0.16
Net Realized and Unrealized Gain (Loss)	1.98	2.54		1.22		(2.16)	3.38
Total from Operations	2.27	2.82		1.45		(1.88)	3.54
Dividends and Distributions:
Net Investment Income	(0.27)	(0.29)		(0.22)		(0.23)	(0.15)
Net Realized Gain	(0.30)	(0.02)		—		—	—
Total Dividends and Distributions	(0.57)	(0.31)		(0.22)		(0.23)	(0.15)
Net Asset Value, End of Year	$17.77	$16.07		$13.56		$12.33	$14.44
Total Return†	14.72%	21.08%		11.91%		(13.28)%	32.28%
Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$156,493	$148,976		$138,971		$121,582	$123,670
Ratio of Expenses to Average Net Assets(2)	0.42%	0.42	%(3)	0.42	%(3)	0.42%	0.42%
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	0.92%	0.92	%(3)	0.91	%(3)	0.91%	0.92%
Ratio of Net Investment Income to Average Net Assets(2) (4)	1.80%	1.95	%(3)	1.82	%(3)	2.08%	1.21%
Portfolio Turnover Rate	7%	3%		15%		7%	39%

(1)	Per share data calculated using average shares method.
(2)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(3)	The interest expense has a 0.00% effect on the ratio of expenses to average net assets.
(4)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
†	Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Date & Ratios

For a Share Outstanding

Throughout each Year

Class I Shares	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net Asset Value, Beginning of Year	$9.68	$9.44	$9.67	$10.76	$10.93
Income from Operations:
Net Investment Income(1)	0.44	0.39	0.21	0.13	0.14
Net Realized and Unrealized Gain (Loss)	(0.15)	0.23	(0.23)	(1.09)	(0.15)
Total from Operations	0.29	0.62	(0.02)	(0.96)	(0.01)
Dividends and Distributions:
Net Investment Income	(0.42)	(0.38)	(0.21)	(0.12)	(0.14)
Net Realized Gain	—	—	—	(0.01)	(0.02)
Total Dividends and Distributions	(0.42)	(0.38)	(0.21)	(0.13)	(0.16)
Net Asset Value, End of Year	$9.55	$9.68	$9.44	$9.67	$10.76
Total Return†	3.09%	6.79%	(0.22)%	(8.97)%	(0.13)%
Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$163,303	$177,129	$224,128	$252,715	$258,928
Ratio of Expenses to Average Net Assets(2)	0.52%	0.48%	0.41%	0.41%	0.41%
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	0.74%	0.74%	0.69%	0.68%	0.69%
Ratio of Net Investment Income to Average Net Assets(2) (3)	4.62%	4.11%	2.16%	1.23%	1.27%
Portfolio Turnover Rate	41%	232%	2%	56%	6%

(1)	Per share data calculated using average shares method.
(2)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(3)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
†	Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC MUNICIPAL FIXED INCOME FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Date & Ratios

For a Share Outstanding

Throughout each Year

Class I Shares	Year Ended August 31, 2025		Year Ended August 31, 2024		Year Ended August 31, 2023		Year Ended August 31, 2022	Year Ended August 31, 2021
Net Asset Value, Beginning of Year	$10.03		$9.86		$9.87		$10.27	$10.30
Income from Operations:
Net Investment Income(1)	0.23		0.21		0.13		0.04	0.04
Net Realized and Unrealized Gain (Loss)	(0.14)		0.17		(0.01)		(0.40)	(0.03)
Total from Operations	0.09		0.38		0.12		(0.36)	0.01
Dividends and Distributions:
Net Investment Income	(0.23)		(0.21)		(0.13)		(0.04)	(0.04)
Total Dividends and Distributions	(0.23)		(0.21)		(0.13)		(0.04)	(0.04)
Net Asset Value, End of Year	$9.89		$10.03		$9.86		$9.87	$10.27
Total Return†	0.96%		3.87%		1.25%		(3.54)%	0.10%
Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$35,837		$35,968		$39,941		$40,552	$38,365
Ratio of Expenses to Average Net Assets(2)	0.41	%(3)	0.41	%(3)	0.41	%(3)	0.41%	0.41%
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	0.99	%(3)	0.94	%(3)	0.90	%(3)	0.88%	0.94%
Ratio of Net Investment Income to Average Net Assets(2) (4)	2.35	%(3)	2.07	%(3)	1.35	%(3)	0.37%	0.39%
Portfolio Turnover Rate	76%		7%		18%		5%	8%

(1)	Per share data calculated using average shares method.
(2)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(3)	The interest expense has a 0.00% effect on the ratio of expenses to average net assets.
(4)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
†	Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Date & Ratios

For a Share Outstanding

Throughout each Year

Class I Shares	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net Asset Value, Beginning of Year	$9.28	$9.09	$9.30	$10.76	$10.88
Income from Operations:
Net Investment Income(1)	0.37	0.43	0.18	0.20	0.10
Net Realized and Unrealized Gain (Loss)	(0.11)	0.19	(0.21)	(1.44)	(0.09)
Total from Operations	0.26	0.62	(0.03)	(1.24)	0.01
Dividends and Distributions:
Net Investment Income	(0.24)	(0.43)	(0.18)	(0.20)	(0.10)
Net Realized Gain	—	—	—	(0.02)	(0.03)
Total Dividends and Distributions	(0.24)	(0.43)	(0.18)	(0.22)	(0.13)
Net Asset Value, End of Year	$9.30	$9.28	$9.09	$9.30	$10.76
Total Return†	2.84%	6.97%	(0.26)%	(11.66)%	0.06%
Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$261,600	$282,009	$354,957	$373,972	$403,035
Ratio of Expenses to Average Net Assets(2)	0.57%‡	0.52%	0.43%	0.43%	0.43%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Recaptured Fees)(2)	0.78%	0.79%	0.74%	0.74%	0.74%
Ratio of Net Investment Income to Average Net Assets(2) (3)	3.98%	4.73%	2.01%	2.00%	0.93%
Portfolio Turnover Rate	35%	261%	2%	9%	6%

(1)	Per share data calculated using average shares method.
(2)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(3)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
†	Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
‡	Ratio includes previously waived and reimbursed fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC ALTERNATIVES FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Date & Ratios

For a Share Outstanding

Throughout each Year

Class I Shares	Year Ended August 31, 2025	Year Ended August 31, 2024		Year Ended August 31, 2023		Year Ended August 31, 2022		Year Ended August 31, 2021
Net Asset Value, Beginning of Year	$11.55	$11.40		$11.45		$10.45		$9.41
Income from Operations:
Net Investment Income(1)	0.29	0.94		0.96		0.01		0.20
Net Realized and Unrealized Gain (Loss)	0.64	(0.08)		(0.33)		1.20		0.84
Total from Operations	0.93	0.86		0.63		1.21		1.04
Dividends and Distributions:
Net Investment Income	(0.30)	(0.71)		(0.68)		(0.21)		—
Total Dividends and Distributions	(0.30)	(0.71)		(0.68)		(0.21)		—
Net Asset Value, End of Year	$12.18	$11.55		$11.40		$11.45		$10.45
Total Return†	8.25%	7.97%		5.76%		11.84%		11.05%
Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$8,115	$6,764		$10,961		$23,114		$1,488
Ratio of Expenses to Average Net Assets(2)	0.50%	0.51	%(3)(4)	0.50	%(4)	0.50	%(4)	0.50%
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	3.20%	2.67	%(4)	1.93	%(4)	2.72	%(4)	7.71%
Ratio of Net Investment Income to Average Net Assets(2) (5)	2.47%	8.17	%(4)	8.49	%(4)	0.13	%(4)	1.94%
Portfolio Turnover Rate	6%	11%		100%		5%		7%

(1)	Per share data calculated using average shares method.
(2)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(3)	The interest expense has a 0.00% effect on the ratio of expenses to average net assets.
(4)	Absent the interfund loan expense, the expense ratio for the Fund would be 0.50%.
(5)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
†	Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

AUGUST 31, 2025

NOTES TO FINANCIAL STATEMENTS

1.	Organization:

The Symmetry Panoramic Trust (the “Trust”) is organized as a Delaware statutory trust under an Agreement and Declaration of Trust, dated April 3, 2018. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company currently consisting of eight separate portfolios. The financial statements herein are those of the Symmetry Panoramic US Equity Fund, Symmetry Panoramic International Equity Fund, Symmetry Panoramic Global Equity Fund, Symmetry Panoramic Tax-Managed Global Equity Fund, Symmetry Panoramic US Systematic Fixed Income Fund, Symmetry Panoramic Municipal Fixed Income Fund, Symmetry Panoramic Global Systematic Fixed Income Fund and Symmetry Panoramic Alternatives Fund (each a “Fund” and collectively, the “Funds”). The investment objective of each of Symmetry Panoramic US Equity Fund, Symmetry Panoramic International Equity Fund, Symmetry Panoramic Global Equity Fund, and Symmetry Panoramic Tax-Managed Global Equity Fund is to seek long-term capital appreciation. The investment objective of Symmetry Panoramic US Systematic Fixed Income Fund is to seek income and capital appreciation through systematic exposure to US fixed income securities. The investment objective of Symmetry Panoramic Municipal Fixed Income Fund is to provide current income that is exempt from federal personal income tax. The investment objective of Symmetry Panoramic Global Systematic Fixed Income Fund is to seek income and capital appreciation through systematic exposure to global fixed income securities. The investment objective of Symmetry Panoramic Alternatives Fund is to seek positive long-term absolute returns. An “absolute return” seeks to earn a positive total return over the long-term, regardless of market conditions or general market direction. The Funds are classified as diversified investment companies. The Symmetry Panoramic Tax-Managed Global Equity Fund, Symmetry Panoramic Municipal Fixed Income Fund, and Symmetry Panoramic Alternatives Fund are “fund of funds” and offer shareholders the opportunity to invest in certain underlying investment companies, which are separately managed series of the following investment companies: Avantis Funds, American Century ETF Trust, AQR Funds, Dimensional Fund Advisors LP (DFA), iShares Funds, Schwab Strategic Trust and Vanguard Funds. The Symmetry Panoramic US Equity Fund, Symmetry Panoramic Global Equity Fund and Symmetry Panoramic International Equity Fund also utilize a fund of funds structure by investing in certain underlying investment companies, but also utilize at least one sub-adviser and invest directly in securities and other instruments issued by operating companies and other issuers. Symmetry Partners, LLC serves as the Funds’ investment adviser (the “Adviser”), AQR Capital Management LLC provides sub-advisory services to each of the Symmetry Panoramic US Equity Fund, Symmetry Panoramic Global Equity Fund and Symmetry Panoramic International Equity Fund, and Dimensional Fund Advisors LP provides sub-advisory services to each of the Symmetry Panoramic US Equity Fund, Symmetry Panoramic Global Equity Fund and Symmetry Panoramic International Equity Fund. J.P. Morgan Investment Management Inc. currently provides sub-advisory services to each of the Symmetry Panoramic US Systematic Fixed Income Fund and Symmetry Panoramic Global Systematic Fixed Income Fund. The Funds currently offer Class I Shares. The Funds commenced operations on November 12, 2018. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.

SYMMETRY PANORAMIC TRUST

AUGUST 31, 2025

2.	Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 Financial Services-Investment Companies, by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with United States generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are either fair valued or valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trust’s fair value procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates fair value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

SYMMETRY PANORAMIC TRUST

AUGUST 31, 2025

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by the Adviser and approved by the Trust’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated Symmetry Partners, LLC (the “Adviser”) as the “valuation designee” to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. Generally, when fair valuing a security held by a Fund, the Adviser will take into account all reasonably available information that may be relevant to a particular valuation.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

Futures contracts that are traded on an exchange are valued at the end of day settlement value reported from the exchange or board of trade on which the contract is primarily traded.

Swap agreements and other derivatives are generally valued daily based upon quotations from market makers or by a pricing service in accordance with the valuation procedures established by the Valuation Designee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to, among others, a single issuer or to an entire market sector. If the Valuation Designee becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, the security will be valued at its fair market value by the Valuation Designee, subject to Board oversight.

SYMMETRY PANORAMIC TRUST

AUGUST 31, 2025

The Funds use Intercontinental Exchange Data Pricing & Reference Data, LLC. (“ICE”) as a third party fair valuation vendor. ICE provides a fair value factor which is applied to the local market close price for foreign securities held by the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by ICE in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Valuation Designee. The Valuation Designee has established a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Valuation Designee is exceeded on a specific day, the Funds value the non-U.S. securities that exceed the applicable “confidence interval” based upon the fair value factors provided by ICE. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by ICE are not reliable, the Valuation Designee and Committee holds a meeting to consider the matter and coordinates with SEI Investments Global Funds Services (the “Administrator”).

If a local market in which the Funds own securities is closed for one or more days, the Funds shall value all securities held in that corresponding currency based on the fair value factors provided by ICE using the predetermined confidence interval discussed above.

In accordance with U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

SYMMETRY PANORAMIC TRUST

AUGUST 31, 2025

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

●	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Industry classifications are summarized in the Funds’ Schedules of Investments.

Federal Income Taxes — It is each Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Adviser has analyzed the Funds’ tax positions taken on U.S. federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for U.S. federal income tax is required in the Funds’ financial statements. The Funds’ U.S. federal and state income and U.S. federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. Furthermore, the Adviser of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

As of and during the year ended August 31, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year ended August 31, 2025, the Funds did not incur any significant interest or penalties.

SYMMETRY PANORAMIC TRUST

AUGUST 31, 2025

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds or their agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statements of Operations once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Foreign Taxes — The Symmetry Panoramic US Equity Fund, the Symmetry Panoramic International Equity Fund, the Symmetry Panoramic Global Equity Fund, the Symmetry Panoramic Tax-Managed Global Equity Fund and the Symmetry Panoramic Global Systematic Fixed Income Fund may be subject to foreign withholding or other foreign income taxes with respect to dividends or interest received from (and, in some cases, gains recognized on shares of stock of) non-U.S. companies. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized gains and losses on investments and net change in unrealized appreciation (depreciation) on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

SYMMETRY PANORAMIC TRUST

AUGUST 31, 2025

Futures Contracts — Symmetry Panoramic US Equity Fund, Symmetry Panoramic International Equity Fund, Symmetry Panoramic Global Equity Fund, Symmetry Panoramic US Systematic Fixed Income Fund and Symmetry Panoramic Global Systematic Fixed Income Fund all utilized futures contracts during the year ended August 31, 2025. To the extent consistent with their investment objective and strategies, the Funds may use futures contracts for tactical hedging purposes as well as to enhance the Funds’ returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The futures contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to the Fund’s Schedule of Investments for details regarding open futures contracts as of August 31, 2025.

For the year ended August 31, 2025, the average monthly notional amount of futures contracts held were as follows:

	Symmetry Panoramic US Equity Fund	Symmetry Panoramic International Equity Fund	Symmetry Panoramic Global Equity Fund
Average Monthly Notional Balance Long	$900,858	$5,522,622	$4,366,058

Forward Foreign Currency Contracts — The Funds may enter into forward foreign currency contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to market daily using the current forward rate and the change in market value is recorded by the Funds as unrealized gain or loss. The Funds recognize realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized appreciation (depreciation) during the year or period are presented on the Statement of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default.

SYMMETRY PANORAMIC TRUST

AUGUST 31, 2025

Refer to the Fund’s Schedule of Investments for details regarding open forward foreign currency contracts as of August 31, 2025.

For the year ended August 31, 2025, the average monthly notional amount of forward foreign currency contracts held were as follows:

	Symmetry Panoramic International Equity Fund	Symmetry Panoramic Global Equity Fund	Symmetry Panoramic Global Systemic Fixed Income Fund
Average Monthly Notional Balance Long	$10,457	$12,330	$(145,721,222)
Average Monthly Notional Balance Short	(3,469)	—	38,848,369

Swap Contracts — The Funds are authorized to enter into swap agreements, including total return swaps. Swaps are a two-party contract in which the seller (buyer) will pay to the buyer (seller) the difference between the current value of a security and its value at the time the contract was entered.

Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, futures contract, basket of securities or futures contracts, defined portfolios of bonds, loans and mortgages, or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security, commodity or market without owning or taking physical custody of such security, commodity or market. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked-to-market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to the Fund at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument).

SYMMETRY PANORAMIC TRUST

AUGUST 31, 2025

Periodic payments made or received are recorded as realized gains or losses. At period end, the Statements of Assets and Liabilities reflect, if any, unrealized appreciation or depreciation and accrued periodic payments for swap contracts the Fund may have open at period end. Entering into swap contracts involves, to varying degrees, elements of credit, interest rate and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions or fluctuations in interest rates. Swap contracts outstanding at period end, if any, are listed on the Schedules of Investments. In connection with swap contracts, cash or securities may be segregated as collateral by the Funds’ custodian.

There is the risk that the counterparty refuses to continue to enter into swap agreements with the Funds in the future, or requires increased fees, which could impair the Funds’ ability to achieve its investment objective. A counterparty may also increase its collateral requirements, which may limit the Funds’ ability to use leverage and reduce investment returns. In addition, if the Funds cannot locate a counterparty willing to enter into transactions with the Funds, it will not be able to implement its investment strategy.

For the year ended August 31, 2025, the monthly average balances of swap contracts held by the Funds was as follows:

Symmetry Panoramic Global Systemic Fixed Income Fund
Average Monthly Notional Balance Long	$1,840,440
Average Monthly Notional Balance Short	(1,792,216)

ReFlow Liquidity Program —The Funds may participate in the ReFlow Redemption Service. The ReFlow Redemption Service provides participating funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed from the fund, subject to certain limitations. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net sales, at the end of a maximum holding period determined by ReFlow (currently at 7 days), or at other times at ReFlow’s discretion. In the event a Fund uses the ReFlow Redemption Service, the Fund will pay a fee to ReFlow each time ReFlow purchases Fund shares, calculated by multiplying the value of shares ReFlow purchases by a rate determined through an automated daily auction. The current minimum fee rate is 0.14% of the value of the Fund shares purchased by ReFlow, although a Fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of Fund shareholders. ReFlow’s purchases of a Fund’s shares through the liquidity program are made on an investment-blind basis without regard to a Fund’s objective, policies or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of the Fund. ReFlow fees that were incurred by the Funds during the year ended August 31, 2025 are recorded within the Statement of Operations, if applicable.

SYMMETRY PANORAMIC TRUST

AUGUST 31, 2025

During the year ended August 31, 2025, the Symmetry Panoramic US Equity Fund and the Symmetry Tax-Managed Global Equity Fund satisfied redemption in-kind requests made by Reflow. Consideration paid and shares sold were as follows:

Fund	Date Range	Value of Cash and Securities Sold	Shares Sold
Symmetry Panoramic US Equity Fund	September 2024 – August 2025	$20,507,696	1,250,448
Symmetry Tax-Managed Global Equity Fund	September 2024 – August 2025	14,383,352	887,652

Offsetting Assets and Liabilities — The Funds may be subject to various Master Netting Arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty.

Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

SYMMETRY PANORAMIC TRUST

AUGUST 31, 2025

Master Agreements can also help limit counterparty risk by specifying collateral. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of investments at value (securities) or cash pledged as collateral for futures contracts and swap contracts (cash). The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Expenses — Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed to a particular Fund are apportioned among the Funds evenly and/or based on relative net assets.

Cash Equivalents — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash on the Statements of Assets and Liabilities. Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Dividends and Distributions to Shareholders — Income dividends are derived from net investment income (i.e., interest and other income, less any related expenses) a Fund earns from its portfolio securities and other investments. Capital gain distributions are derived from gains realized when a Fund sells a portfolio security. Long-term capital gains are derived from gains realized when a Fund sells a portfolio security it has owned for more than one year, and short-term capital gains are derived from gains realized when a portfolio security was owned for one year or less. Distributions received from underlying funds can be classified as either ordinary income, return of capital, or long-term capital gains.

The Symmetry Panoramic US Equity Fund, the Symmetry Panoramic International Equity Fund, the Symmetry Panoramic Global Equity Fund, the Symmetry Panoramic Tax-Managed Global Equity Fund, and the Symmetry Panoramic Alternatives Fund each intend to distribute substantially all of their net investment income and net capital gains, if any, at least annually, or more frequently as determined to be appropriate by the Adviser. The Symmetry Panoramic US Systematic Fixed Income Fund, the Symmetry Panoramic Municipal Fixed Income Fund, and the Symmetry Panoramic Global Systematic Fixed Income Fund each intend to distribute substantially all of their net investment income, monthly and net capital gains, if any, at least annually. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; and temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of each Fund.

SYMMETRY PANORAMIC TRUST

AUGUST 31, 2025

Interfund Lending — The Funds have entered into an interfund lending and borrowing facility, pursuant to which: (i) each Fund could lend money directly to and borrow money directly from other Funds within the Trust for temporary defensive purposes, namely to cover unanticipated cash shortfalls, such as unanticipated redemptions or sales fails; and (ii) the Funds will not borrow under the facility for leverage purposes and the loans’ duration will be no more than 7 days. This interfund lending facility is intended to provide a borrowing Fund with a source of liquidity at a rate lower than the bank borrowing rate at times when the cash position of the Fund is insufficient to meet temporary cash requirements. In addition, Funds making short-term cash loans directly to other Funds would earn interest at a rate higher than these Funds otherwise could obtain from investing the Funds’ cash in repurchase agreements or certain other short term money market instruments. Thus, this interfund lending facility is expected to benefit both borrowing and lending Funds. For the year ended August 31, 2025, the following interfund lending facilities occurred:

Borrowing Fund	Lending Fund	Amount Borrowed /Lent	Rate (%)	Date Borrowed	Date Repaid
Symmetry Panoramic Municipal Fixed Income Fund	Symmetry Panoramic U.S. Equity Fund	$636,000	5.870	1/28/2025	1/29/2025

The amounts disclosed above represent the amounts borrowed/lent. There were no outstanding loan balances as of August 31, 2025. Interest expense, if applicable at year end, would be disclosed on the Statements of Operations.

SYMMETRY PANORAMIC TRUST

AUGUST 31, 2025

3.	Derivative Transactions:

The following table shows the derivatives categorized by underlying risk exposure.

The fair value of derivative instruments as of August 31, 2025, was as follows:

Asset Derivatives				Liability Derivatives
	Statements of Assets and Liabilities	Fair Value		Statements of Assets and Liabilities	Fair Value
Symmetry Panoramic US Equity Fund
Equity contracts	Unrealized appreciation on futures contracts	44,022	*	Unrealized depreciation on futures contracts	—	*
Total Derivatives not accounted for as hedging instruments		$44,022			$—

Symmetry Panoramic International Equity Fund
Equity contracts	Unrealized appreciation on futures contracts	11,428	*	Unrealized depreciation on futures contracts	85,513	*
Total Derivatives not accounted for as hedging instruments		$11,428			$85,513

Symmetry Panoramic Global Equity Fund
Equity contracts	Unrealized appreciation on futures contracts	24,463	*	Unrealized depreciation on futures contracts	61,044	*
Total Derivatives not accounted for as hedging instruments		$24,463			$61,044

Symmetry Panoramic Global Systematic Fixed Income Fund
Interest rate contracts	Unrealized appreciation on swap contracts	$—	†	Unrealized depreciation on swap contracts	$212,775	†
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	14,440		Unrealized depreciation on forward foreign currency contracts	2,443,613
Total Derivatives not accounted for as hedging instruments		$14,440			$2,656,388

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments.

†	Includes cumulative appreciation (depreciation) of swap contracts as reported in the Schedules of Investments. Market value is reported within the Statements of Assets and Liabilities for swap contracts that have paid premiums.

The effect of derivative instruments on the Statements of Operations for the year ended August 31, 2025.

SYMMETRY PANORAMIC TRUST

AUGUST 31, 2025

Amount of realized gain or (loss) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Futures	Forward Currency Contracts	Swaps	Total
US Equity Fund
Equity contracts	$(20,690)	$—	$—	$(20,690)
Total	$(20,690)	$—	$—	$(20,690)

International Equity Fund
Foreign exchange contracts	$—	$(38,328)	$—	$(38,328)
Equity contracts	(374,584)	—	—	(374,584)
Total	$(374,584)	$(38,328)	$—	$(412,912)

Global Equity Fund
Equity contracts	$(323,100)	$—	$—	$(323,100)
Total	$(323,100)	$—	$—	$(323,100)

Global Systematic Fixed
Income Fund
Interest rate contracts	$—	$—	$156,203	$156,203
Foreign exchange contracts	—	(2,968,948)	—	(2,968,948)
Equity contracts	—	—	—	—
Total	$—	$(2,968,948)	$156,203	$(2,812,745)

Change in unrealized appreciation or (depreciation) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Futures	Forward Currency Contracts	Swaps	Total
US Equity Fund
Equity contracts	$13,018	$—	$—	$13,018
Total	$13,018	$—	$—	$13,018

International Equity Fund
Equity contracts	$(120,269)	$—	$—	$(120,269)
Total	$(120,269)	$—	$—	$(120,269)

SYMMETRY PANORAMIC TRUST

AUGUST 31, 2025

Derivatives Not Accounted for as Hedging Instruments	Futures	Forward Currency Contracts	Swaps	Total
Global Equity Fund
Equity contracts	$(78,034)	$—	$—	$(78,034)
Total	$(78,034)	$—	$—	$(78,034)

Global Systematic Fixed
Income Fund
Interest rate contracts	$—	$—	$(220,331)	$(220,331)
Foreign exchange contracts	—	(526,073)	—	(526,073)
Total	$—	$(526,073)	$(220,331)	$(746,404)

4.	Transactions with Affiliates:

Certain officers of the Trust are also employees of the Administrator, a wholly-owned subsidiary of SEI Investments Company and SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees directly by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer (“CCO”) and the CCO’s staff, who are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser and other service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

5.	Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Funds. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the year ended August 31, 2025, the Funds were charged as follows for these services:

Fund	Administration Fee
Symmetry Panoramic US Equity Fund	$121,424
Symmetry Panoramic International Equity Fund	63,078
Symmetry Panoramic Global Equity Fund	114,203
Symmetry Panoramic Tax-Managed Global Equity Fund	42,503
Symmetry Panoramic US Systematic Fixed Income Fund	48,677

SYMMETRY PANORAMIC TRUST

AUGUST 31, 2025

Fund	Administration Fee
Symmetry Panoramic Municipal Fixed Income Fund	$10,419
Symmetry Panoramic Global Systematic Fixed Income Fund	78,042
Symmetry Panoramic Alternatives Fund	2,096

The Distributor serves as each Fund’s Distributor pursuant to a Distribution Agreement with the Trust.

The Bank of New York acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

Apex Fund Services serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

6.	Investment Advisory and Subadvisory Agreements:

The Adviser has entered into an investment advisory agreement with each Fund. For its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate disclosed below based on the average daily net assets of each of the Funds. Subject to general oversight by the Board, the Adviser manages and supervises the investment operations and business affairs of the Funds. The Adviser may select, contract with and compensate one or more sub-advisers to manage all or a portion of a Fund’s portfolio assets, subject to oversight by the Adviser. In this role, the Adviser has supervisory responsibility for managing the investment and reinvestment of each Fund’s portfolio assets through proactive oversight and monitoring of each sub-adviser and the Fund, as described in further detail below. The Adviser is responsible for developing overall investment strategies for the Funds and overseeing and implementing each Fund’s continuous investment programs and provides a variety of advisory oversight and investment research services. The Adviser also provides management and transition services associated with certain fund events (e.g., strategy, portfolio manager or sub-adviser changes) and coordinates and oversees services provided under other agreements. The Adviser has ultimate responsibility to oversee a sub-adviser and recommend to the Board its hiring, termination, and replacement. In this capacity, the Adviser, among other things: (i) monitors on a daily basis the compliance of the sub-adviser with the investment objectives and related policies of the Fund; (ii) monitors significant changes that may impact the sub-adviser’s overall business and regularly performs due diligence reviews of the sub-adviser; (iii) reviews the performance of the sub-adviser; and (iv) reports periodically on such performance to the Board. The Adviser employs a team of investment professionals who provide these ongoing research and monitoring services.

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AUGUST 31, 2025

In addition to investment advisory fees, each Fund pays other expenses including costs incurred in connection with the maintenance of its securities law registration, printing and mailing prospectuses and statements of additional information to shareholders, certain financial accounting services, taxes or governmental fees, custodial, transfer and shareholder servicing agent costs, expenses of outside counsel and independent accountants, preparation of shareholder reports and expenses of trustee and shareholders meetings.

The Adviser has agreed to limit each Fund’s current Operating Expenses to an annual rate, expressed as a percentage of the Fund’s average daily net assets for the month, to the amounts listed in the below table until at least December 31, 2025 (the “Expense Limitation”). For purposes of the Expense Limitation, the term “Operating Expenses” with respect to the Funds is defined to include all expenses necessary or appropriate for the operation of a Fund and including the Adviser’s investment advisory fee detailed in the advisory agreement, any Rule 12b-l fees and/or shareholder services fees and other expenses described in the advisory agreement, but does not include: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of a Fund’s officers and Trustees, and contractual indemnification of an affected Fund’s service providers (other than the Adviser)).

Expense Limitation
Symmetry Panoramic US Equity Fund	0.55%
Symmetry Panoramic International Equity Fund	0.65%
Symmetry Panoramic Global Equity Fund	0.56%
Symmetry Panoramic Tax-Managed Global Equity Fund	0.42%
Symmetry Panoramic US Systematic Fixed Income Fund	0.52%
Symmetry Panoramic Municipal Fixed Income Fund	0.41%
Symmetry Panoramic Global Systematic Fixed Income Fund	0.57%
Symmetry Panoramic Alternatives Fund	0.50%

Effective August 5, 2025, the “Total Annual Fund Operating Expenses” in the registration statement for the Symmetry Panoramic Alternatives Fund, both before and after expense waiver and/or expense reimbursement, do not correlate to the expense ratios in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses. Total Annual Fund Operating Expenses after Expense Reimbursements are 1.63% for Class I Shares if Acquired Fund Fees and Expenses did not reflect fees and expenses associated with certain underlying funds' dividends on short sales and interest expense.

SYMMETRY PANORAMIC TRUST

AUGUST 31, 2025

The Adviser also has contractually agreed to waive its advisory fee for each of the Funds until at least December 31, 2025 (“Fee Waiver”) so that the aggregate annual advisory fee retained by the Adviser with respect to each of the Funds after payment of sub-advisory fees does not exceed the amount shown under the “Fee Waiver” column in the following table:

	Advisory Fee Before Fee Waiver	Fee Waiver
Symmetry Panoramic US Equity Fund	0.55%	0.25%
Symmetry Panoramic International Equity Fund	0.70%	0.25%
Symmetry Panoramic Global Equity Fund	0.63%	0.25%
Symmetry Panoramic Tax-Managed Global Equity Fund	0.65%	0.26%
Symmetry Panoramic US Systematic Fixed Income Fund	0.45%	0.25%
Symmetry Panoramic Municipal Fixed Income Fund	0.47%	0.25%
Symmetry Panoramic Global Systematic Fixed Income Fund	0.52%	0.25%
Symmetry Panoramic Alternatives Fund	1.29%	0.30%

The Adviser may recover all or a portion of the Expense Limitation within a three-year rolling period from the year in which it reduced its fee or reimbursed expenses if a Fund’s total annual operating expenses are below the Expense Limitation that was in place at the time of such fee reductions or expense reimbursements. The Expense Limitation and Fee Waiver agreements may be terminated by the Board without penalty on 60 days’ written notice to the Adviser. The Expense Limitation and Fee Waiver agreements shall terminate automatically in the event of assignment of the investment advisory agreement.

For the year ended August 31, 2025, the Adviser recaptured previously waived fees of $2,135, $17,746, $14,098 and $6,760 for the Symmetry Panoramic US Equity Fund, Symmetry Panoramic International Equity Fund, Symmetry Panoramic Global Equity Fund and Symmetry Panoramic Global Systematic Fixed Income Fund, respectively.

As of August 31, 2025, the following amounts of waivers/reimbursements are subject to recoupment:

	Amount expiring in 2026	Amount expiring in 2027	Amount expiring in 2028
Symmetry Panoramic US Equity Fund	$81,594	$230,086	$152,022
Symmetry Panoramic International Equity Fund	13,782	104,500	68,508

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AUGUST 31, 2025

	Amount expiring in 2026	Amount expiring in 2027	Amount expiring in 2028
Symmetry Panoramic Global Equity Fund	$194,349	$363,852	$241,199
Symmetry Panoramic Tax-Managed Global Equity Fund	131,427	163,059	161,388
Symmetry Panoramic US Systematic Fixed Income Fund	194,006	217,004	171,209
Symmetry Panoramic Municipal Fixed Income Fund	109,732	117,195	128,440
Symmetry Panoramic Global Systematic Fixed Income Fund	147,723	185,898	130,669
Symmetry Panoramic Alternatives Fund	111,270	104,560	118,483

The Adviser has engaged AQR Capital Management, LLC (“AQR”) and Dimensional Fund Advisors LP (“DFA”) to provide sub-advisory services to each of the Symmetry Panoramic US Equity Fund, Symmetry Panoramic International Equity Fund and Symmetry Panoramic Global Equity Fund (together, the “Sub-Advised Equity Funds”). The Adviser, however, has not yet allocated any assets of the Symmetry Panoramic International Equity Fund to DFA. The Adviser has engaged J.P. Morgan Investment Management Inc. (“JPMIM”) to provide sub-advisory services to each of the Symmetry Panoramic US Systematic Fixed Income Fund and Symmetry Panoramic Global Systematic Fixed Income Fund (together with the Sub-Advised Equity Funds, the (“Sub-Advised Funds”). The Adviser pays AQR, DFA and JPMIM a portion of its fee, calculated daily and paid monthly. The Sub-Advised Funds are not responsible for the payment of the sub-advisory fees.

A Trustee and certain Officers are also employees/officers of the Adviser.

7.	Investment Transactions:

The cost of security purchases and the proceeds from security sales other than short-term securities, for the year ended August 31, 2025, were as follows:

	Symmetry Panoramic US Equity Fund		Symmetry Panoramic International Equity Fund	Symmetry Panoramic Global Equity Fund	Symmetry Panoramic Tax- Managed Global Equity Fund
Purchases
U.S. Government	$–		$–	$–	$–
Other	76,344,265		36,760,623	79,717,925	10,748,555
Sales
U.S. Government	–		–	–	–
Other	146,380,739	(A)	73,891,282	160,141,980	4,165,763	(A)

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AUGUST 31, 2025

	Symmetry Panoramic US Systematic Fixed Income Fund	Symmetry Panoramic Municipal Fixed Income Fund	Symmetry Panoramic Global Systematic Fixed Income Fund	Symmetry Panoramic Alternatives Fund
Purchases
U.S. Government	$32,470,038	$–	$19,222,989	$–
Other	32,084,011	27,374,371	69,689,271	1,272,674
Sales
U.S. Government	38,581,410	–	24,637,059	–
Other	39,561,376	27,001,664	90,497,336	406,229

(A) Sales exclude redemptions in-kind of $20,507,696 and $14,383,352 for the Symmetry Panoramic US Equity Fund and Symmetry Panoramic Tax-Managed Global Equity Fund, respectively. See Note 2.

8.	Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to paid-in capital or distributable earnings, as appropriate, in the period that the differences arise. The permanent differences relate to redemptions in kind, distributions in excess, and utilization of earnings and profits on shareholder redemptions. The following permanent differences were credited or charged to Paid-in Capital or Distributable Earnings as of August 31, 2025:

	Distributable Earnings	Paid in Capital
Symmetry Panoramic US Equity Fund	$(14,936,505)	$14,936,505
Symmetry Panoramic International Equity Fund	(726,949)	726,949
Symmetry Panoramic Global Equity Fund	(4,712,893)	4,712,893
Symmetry Panoramic Tax-Managed Global Equity Fund	(6,726,095)	6,726,095
Symmetry Panoramic Municipal Fixed Income Fund	414	(414)

The tax character of dividends and distributions declared during the fiscal years ended August 31, 2025 and 2024 were as follows:

	Ordinary Income	Long-Term Capital Gain	Tax Exempt Income	Total
Symmetry Panoramic US Equity Fund
2025	$8,452,421	$50,452,024	$—	$58,904,445
2024	6,733,320	13,429,360	—	20,162,680

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AUGUST 31, 2025

	Ordinary Income	Long-Term Capital Gain	Tax Exempt Income	Total
Symmetry Panoramic International Equity Fund
2025	$6,846,838	$—	$—	$6,846,838
2024	9,010,866	—	—	9,010,866
Symmetry Panoramic Global Equity Fund
2025	10,350,958	48,615,393	—	58,966,351
2024	10,623,661	6,772,517	—	17,396,178
Symmetry Panoramic Tax-Managed Global Equity Fund
2025	2,497,846	2,719,571	—	5,217,417
2024	2,862,002	187,677	—	3,049,679
Symmetry Panoramic US Systematic Fixed Income Fund
2025	7,327,922	—	—	7,327,922
2024	7,839,863	—	—	7,839,863
Symmetry Panoramic Municipal Fixed Income Fund
2025	16,520	—	826,988	843,508
2024	23,389	—	766,766	790,155
Symmetry Panoramic Global Systematic Fixed Income Fund
2025	6,954,198	—	—	6,954,198
2024	14,571,427	—	—	14,571,427
Symmetry Panoramic Alternatives Fund
2025	174,234	—	—	174,234
2024	667,015	—	—	667,015

As of August 31, 2025, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	Symmetry Panoramic US Equity Fund	Symmetry Panoramic International Equity Fund	Symmetry Panoramic Global Equity Fund	Symmetry Panoramic Tax- Managed Global Equity Fund
Undistributed Ordinary Income	$2,271,173	$2,752,157	$3,207,969	$1,047,047
Undistributed Long-Term Capital Gain	20,091,928	6,140,503	25,112,407	3,178,073
Unrealized Appreciation	197,023,318	85,356,010	164,055,348	54,903,497
Other Temporary Differences	(4)	(3)	(5)	1
Total Distributable Earnings	$219,386,415	$94,248,667	$192,375,719	$59,128,618

SYMMETRY PANORAMIC TRUST

AUGUST 31, 2025

	Symmetry Panoramic US Systematic Fixed Income Fund	Symmetry Panoramic Municipal Fixed Income Fund	Symmetry Panoramic Global Systematic Fixed Income Fund	Symmetry Panoramic Alternatives Fund
Undistributed Ordinary Income	$69,061	$–	$2,796,321	$–
Post-October Losses	(112,056)	(524,994)	(301,293)	–
Late-Year Loss Deferral	–	–	–	(12,225)
Capital Loss Carryforwards	(16,729,009)	(391,318)	(39,651,788)	(1,592,626)
Unrealized Appreciation/(Depreciation)	(585,610)	(414,870)	3,384,529	952,109
Other Temporary Differences	(1)	3	(2,034,691)	(3)
Total (Accumulated Losses)	$(17,357,615)	$(1,331,179)	$(35,806,922)	$(652,745)

Post-October losses represent losses realized on investment transactions from November 1, 2024 through August 31, 2025, that, in accordance with Federal income tax regulations, the Funds elect to defer and treat as having arisen in the following fiscal year.

Deferred late-year losses represent ordinary losses realized on investment transactions from January 1, 2025 through August 31, 2025 and specified losses realized on investment transactions from November 1, 2024 through August 31, 2025.

The Symmetry Panoramic US Systematic Fixed Income Fund, Symmetry Panoramic Municipal Fixed Income Fund and Symmetry Panoramic Global Systematic Fixed Income Fund had Post-October losses of $112,056, $524,994 and $301,293, respectively. The funds elect to treat each as having arisen in the following fiscal year.

The Symmetry Panoramic Alternatives Fund had late year ordinary loss deferral of $12,225.

During the year ended August 31, 2025, the Symmetry Panoramic International Equity Fund and Symmetry Panoramic Alternatives Fund utilized capital loss carryforwards of $4,277,484 and $28,112, respectively, to offset capital gains.

For Federal income tax purposes, capital loss carryforwards may be carried forward and indefinitely applied against all future capital gains. The Funds have capital losses carried forward as follows:

	Short-Term Loss	Long-Term Loss	Total
Symmetry Panoramic US Systematic Fixed Income Fund	$2,982,051	$13,746,958	$16,729,009
Symmetry Panoramic Municipal Fixed Income Fund	69,704	321,614	391,318
Symmetry Panoramic Global Systematic Fixed Income Fund	4,917,305	34,734,483	39,651,788
Symmetry Panoramic Alternatives Fund	1,592,626	—	1,592,626

SYMMETRY PANORAMIC TRUST

AUGUST 31, 2025

For federal income tax purposes, the cost of securities owned at August 31, 2025, and the net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes primarily due to wash sales, forward mark to market, futures mark to market and Passive Foreign Investment Company adjustments, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. For Symmetry Panoramic International Equity Fund, the difference in unrealized appreciation/(depreciation) is attributable to Foreign Capital Gains Tax Payable.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Funds at August 31, 2025, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Symmetry Panoramic US Equity Fund	$212,185,285	$198,749,253	$(1,725,935)	$197,023,318
Symmetry Panoramic International Equity Fund	137,764,304	87,756,552	(2,388,762)	85,367,790
Symmetry Panoramic Global Equity Fund	224,354,792	168,237,418	(4,182,070)	164,055,348
Symmetry Panoramic Tax-Managed Global Equity Fund	101,869,161	54,903,497	—	54,903,497
Symmetry Panoramic US Systematic Fixed Income Fund	162,332,157	1,732,470	(2,318,080)	(585,610)
Symmetry Panoramic Municipal Fixed Income Fund	36,300,515	132,250	(547,120)	(414,870)
Symmetry Panoramic Global Systematic Fixed Income Fund	257,849,073	7,181,571	(3,797,042)	3,384,529
Symmetry Panoramic Alternatives Fund	7,192,187	952,109	—	952,109

9.	Concentration of Risks:

As with all mutual funds, there is no guarantee that any of the Funds will achieve the Fund’s investment objective. You could lose money by investing in the Funds. A Fund share is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other government agency. The principal risk factors affecting shareholder investments in the Funds are described below.

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Please note that certain Funds primarily will invest in shares of registered, open-end investment companies and exchange-traded funds (“ETFs”) (collectively, “Underlying Funds”), or directly in securities or other instruments. Therefore, the risks described below for each Fund are in reference to either the Underlying Funds, direct purchases of the Funds, or both unless otherwise noted.

General Risks of Investing in Underlying Funds — Because each Fund invests in Underlying Funds that invest directly in securities and other instruments, the Fund’s shareholders will be affected by the investment policies of the Underlying Funds in direct proportion to the amount of assets the Fund allocates to those Underlying Funds. Certain of the Funds also may invest in Underlying Funds that in turn invest in foreign issuers and thus are subject to additional risks, including changes in foreign currency exchange rates and country risk. Foreign investments of the Underlying Funds may include securities of issuers located in emerging countries in Asia, Latin America, Eastern Europe and Africa. The Funds also may invest in Underlying Funds that invest in mid-, small-, and micro-capitalization stocks, which may be riskier than investing in larger, more established companies.

A Fund’s investment in Underlying Funds that invest in fixed-income securities will be subject to, among other things, credit (or default) risk and interest rate/maturity risk. Credit (or default) risk is the risk that an issuer or guarantor of a security or a counterparty to a transaction may default on its payment obligations or experience a decline in credit quality. Interest rate/maturity risk is the risk that increases in prevailing interest rates will cause fixed-income securities held by the Fund to decline in value. The magnitude of this decline will often be greater for longer-term fixed-income securities than shorter-term fixed-income securities.

The Underlying Funds will also be subject to prepayment (or call) risk (the risk that an issuer will exercise its right to pay principal on an obligation held by a Fund earlier than expected) and debt extension risk (the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund later than expected).

The Funds may invest in Underlying Funds that invest in asset-backed and structured investment securities, which may involve a greater chance of default during periods of economic downturn than other securities, and may be less liquid and more difficult to value and liquidate. Underlying Funds may also invest in real estate securities, commodity-related securities and money market investments.

The risks described below for each Fund are in reference to either the Underlying Funds, direct purchases of the Funds, or both unless otherwise noted.

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Currency Risk — The risk for Funds with international exposures that foreign currencies will increase in value relative to the U.S. dollar and adversely affect the dollar value of the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies. Currency risk may be particularly high to the extent that the Fund invests in foreign (non-U.S.) currencies or engages in foreign currency transactions that are economically tied to emerging market countries. Conversely, in strategies where currency risk is hedged, the risk is that a decline in the value of the local currency relative to the U.S. dollar will not be earned by the Fund investor.

Cybersecurity Risk — With the increased use of the Internet and because information technology systems and digital data underlie most of the Fund’s operations, the Fund and its Adviser, any Sub-Advisers, custodian, transfer agent, distributor and other service providers and the financial intermediaries (collectively “Service Providers”), are exposed to the risk that its operations and data may be compromised as a result of internal and external cyber-failures, breaches or attacks. This could occur as a result of malicious or criminal cyber-attacks. Cyber-attacks include actions taken to: (i) steal or corrupt data maintained online or digitally, (ii) gain unauthorized access to or release confidential information, (iii) shut down the Fund or Service Provider website through denial-of-service attacks, or (iv) otherwise disrupt normal business operations. However, events arising from human error, faulty or inadequately implemented policies and procedures or other systems failures unrelated to any external cyber-threat may have effects similar to those caused by deliberate cyber-attacks.

Emerging Markets Risk — A Fund with international exposure’s investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets. These risks include less social, political and economic stability; smaller securities markets with low or nonexistent trading volume and greater illiquidity and price volatility; more restrictive national policies on foreign investment, including restrictions on investment in issuers or industries deemed sensitive to national interests; less transparent and established taxation policies; less developed regulatory or legal structures governing private and foreign investment; more pervasiveness of corruption and crime; less financial sophistication, creditworthiness and/or resources possessed by, and less government regulation of, the financial institutions and issuers with which the Fund transacts; less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the U.S.; greater concentration in a few industries resulting in greater vulnerability to regional and global trade conditions; higher rates of inflation and more rapid and extreme fluctuations in inflation rates; greater sensitivity to interest rate changes; increased volatility in currency exchange rates and potential for currency devaluations and/or currency controls; greater debt burdens relative to the size of the economy; more delays in settling portfolio transactions and heightened risk of loss from share registration and custody practices; and less assurance that recent favorable economic developments will not be slowed or reversed by unanticipated economic, political or social events in such countries.

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Because of these risk factors, the Fund’s investments in developing market countries are subject to greater price volatility and illiquidity than investments in developed markets. Governments of emerging market and frontier market countries may own or control parts of the private sector. Accordingly, government actions could have a significant impact on economic conditions. Certain emerging market and frontier market countries require governmental approval prior to investments by foreign persons, limit the amount of investment by foreign persons in a particular sector and/or company, limit the investment by foreign persons to a specific class of securities of an issuer that may have less advantageous rights than a domestically available class, require foreign investors to maintain a trading account with only one licensed securities company in the relevant market and/or impose additional taxes on foreign investors. These may contribute to the illiquidity of the relevant securities market, as well as create inflexibility and uncertainty as to the trading environment.

Equity Risk — For Funds that invest in equity securities, such securities are susceptible to general market fluctuations and volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

Financial Sector Risk — The financial sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and the impact of more stringent capital requirements. The Fund may be adversely affected by events or developments negatively impacting the financial sector.

Fixed Income Securities Risk — Fixed income securities held by the Fund are subject to interest rate risk, call risk, prepayment and extension risk, credit risk, and liquidity risk, which are more fully described below. In addition, current market conditions may pose heightened risks for fixed income securities. Future increases in interest rates could result in less liquidity and greater volatility of fixed income securities. The Fund may lose money if short-term or long-term interest rates rise sharply. Moreover, new regulations applicable to and changing business practices of financial intermediaries restricting their market marking activities for certain fixed income securities, which may reduce the liquidity and increase the volatility for such fixed income securities.

●	Call Risk. During periods of declining interest rates, a bond issuer may “call,” or repay, its high yielding bonds before their maturity dates. The Fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in its income.

●	Credit Risk. Fixed income securities are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due. There is also the risk that the securities could lose value because of a loss of confidence in the ability of the borrower to pay back debt. Lower rated fixed income securities involve greater credit risk, including the possibility of default or bankruptcy.

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●	Interest Rate Risk. Fixed income securities are subject to the risk that the securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Fixed income securities with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities.

●	Liquidity Risk. Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. These features make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on its performance. Infrequent trading of securities may also lead to an increase in their price volatility. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out an investment contract when it wants to. If this happens, the Fund will be required to hold the security or keep the position open, and it could incur losses.

●	Prepayment and Extension Risk. Many types of fixed income securities are subject to prepayment risk. Prepayment occurs when the issuer of a fixed income security can repay principal prior to the security’s maturity. Fixed income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a fixed income security can be difficult to predict and result in greater volatility. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower payment rates. This is known as extension risk and may increase the Fund’s sensitivity to rising rates and its potential for price declines.

●	Variable and Floating Rate Securities. Variable and floating rate securities generally are less sensitive to interest changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Floating rate securities will not generally increase in value if interest rates decline.

Special Risks of Foreign Securities — Foreign securities involve special risks and costs, which are considered by the investment adviser in evaluating the creditworthiness of issuers and making investment decisions for the Fund. Foreign securities fluctuate in price because of political, financial, social and economic events in foreign countries (including, for example, military confrontations, war and terrorism). A foreign security could also lose value because of more or less stringent foreign securities regulations and less stringent accounting and disclosure standards. In addition, foreign markets may have greater volatility than domestic markets and foreign securities may be less liquid and harder to value than domestic securities.

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Foreign securities, and in particular foreign debt securities, are sensitive to changes in interest rates. In addition, investment in the securities of foreign governments involves the risk that foreign governments may default on their obligations or may otherwise not respect the integrity of their obligations. The performance of investments in securities denominated in a foreign currency also will depend, in part, on the strength of the foreign currency against the U.S. dollar and the interest rate environment in the country issuing the currency. Absent other events which otherwise could affect the value of a foreign security (such as a change in the political climate or an issuer’s credit quality), appreciation in the value of the foreign currency generally results in an increase in value of a foreign currency-denominated security in terms of U.S. dollars. A decline in the value of the foreign currency relative to the U.S. dollar generally results in a decrease in value of a foreign currency-denominated security. Additionally, many countries throughout the world are dependent on a healthy U.S. economy and are adversely affected when the U.S. economy weakens or its markets decline.

Investment in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments also may involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, trade restrictions (including tariffs) or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign banks and foreign branches of domestic banks may be subject to less stringent reserve requirements and to different accounting, auditing and recordkeeping requirements.

Futures Contract Risk — The successful use of futures contracts draws upon the Adviser’s or Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts, which may adversely affect the Fund’s net asset value and total return, are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s or Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

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Geographic and Sector Risk — The risk that if a Fund invests a significant portion of its total assets in certain issuers within the same geographic region or economic sector, an adverse economic, business or political development affecting that region or sector may affect the value of the Fund’s investments more than if the Fund’s investments were not so focused. While the Funds may not concentrate in any one industry, a Fund may invest without limitation in a particular country or market sector.

The Adviser determines the appropriate country and industry categories and assigns issuers to them based on a variety of considerations, including relevant third party categorization and classification systems. Country and industry categories and issuer assignments may change over time as industry sectors and issuers evolve. The Adviser and sub-advisers may use a variety of classification methodologies when performing day-to-day management of the funds. Country classifications shown in this shareholder report generally represent Country of Risk.

Investment Companies and Exchange-Traded Funds Risk — When a Fund invests in other investment companies, including ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s or ETF’s operating expenses, including the management fees of the Underlying Fund in addition to those paid by the Fund. The risk of owning an Underlying Fund generally reflects the risks of owning the underlying investments the Underlying Fund holds. The Fund also will incur brokerage costs when it purchases and sells ETFs.

Investment Style Risk — The risk that different investment styles (e.g., “growth,” “value,” or “quantitative”) tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Fund may outperform or underperform other funds that employ a different investment style.

°	Momentum Style Risk. Investing in or having exposure to securities with positive momentum entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of a Fund using a momentum strategy may suffer.

°	Value Investing Risk is the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued by the Fund’s adviser may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

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°	Quantitative Investing Risk is the risk that the value of securities or other investments selected using quantitative analysis can perform differently from the market as a whole or from their expected performance. This may be as a result of the factors used in building the multifactor quantitative model, the weights placed on each factor, the accuracy of historical data supplied by third parties, and changing sources of market returns.

°	Profitability Investment Risk is the risk that high relative profitability stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause the Fund to at times underperform equity funds that use other investment strategies.

Certain Sub-Advisers may rely heavily on quantitative models and information and data supplied by third parties (“Models and Data”). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging investments.

When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The Fund bears the risk that the quantitative models used will not be successful in selecting companies for investment or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.

All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, “model prices” will often differ substantially from market prices, especially for instruments with complex characteristics, such as derivative instruments.

Liquidity Risk — There is risk that a Fund may not be able to pay redemption proceeds within the time periods described in this Prospectus because of unusual market conditions, an unusually high volume of redemption requests, legal restrictions impairing its ability to sell particular securities or close derivative positions at an advantageous market price or other reasons. Certain portfolio securities may be less liquid than others, which may make them difficult or impossible to sell at the time and the price that a Fund would like or difficult to value. A Fund may have to lower the price, sell other securities instead or forgo an investment opportunity. Any of these events could have a negative effect on Fund management or performance. Funds with principal investment strategies that involve investments in securities of companies with smaller market capitalizations, foreign securities, Rule 144A securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

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Litigation and Enforcement Risk — Companies involved in significant restructuring tend to involve increased litigation risk, including for investors in these companies. This risk may be greater in the event a Fund takes a large position or is otherwise prominently involved. The expense of defending against (or asserting) claims and paying any amounts pursuant to settlements or judgments would be borne by the Fund (directly if it were directly involved or indirectly in the case of claims by or against an underlying company or settlements or judgments paid by an underlying company). Further, ownership of companies over certain threshold levels involves additional filing requirements and substantive regulation on such owners, and if the Fund fails to comply with all of these requirements, the Fund may be forced to disgorge profits, pay fines or otherwise bear losses or other costs from such failure to comply.

In addition, there have been a number of widely reported instances of violations of securities laws through the misuse of confidential information. Such violations may result in substantial liabilities for damages caused to others, for the disgorgement of profits realized and for penalties. Investigations and enforcement proceedings may be charged with involvement in such violations. Furthermore, if persons associated with a company in which the Fund invested engages in such violations, that Fund could be exposed to losses.

Management Risk — The net asset value of the Fund changes daily based on the performance of the securities and derivatives in which it invests. The Adviser’s judgments about the attractiveness, value and potential appreciation of particular securities or derivatives in which the Fund invests may prove to be incorrect and may not produce the desired results. Additionally, the Adviser may have conflicts of interest that could interfere with its management of the Fund’s portfolio. For example, the Adviser or its affiliates may manage other investment funds or have other clients that may be similar to, or overlap with, the investment objective and strategy of the Fund, creating potential conflicts of interest when making decisions regarding which investments may be appropriate for the Fund and other clients. Further information regarding conflicts of interest is available in the SAI.

Market Capitalization Risk — Stocks fall into the following broad market capitalization categories—large, medium, small and micro. A Fund that invests primarily in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of micro, small or medium capitalization companies, investors may migrate to the stocks of micro, small and medium-sized companies. Larger, more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

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Investing in medium, small, and micro capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium, small and micro capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies.

Micro, small and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and such issuers may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about small and micro capitalization companies. Generally, the smaller the company size, the greater the risk.

Some micro, small, and medium capitalization companies also may be relatively new issuers, which carries risks in addition to the risks of other medium, small and micro capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Market Risk — Overall capital market risk may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money. Financial markets are subject to periods of high volatility, depressed valuations, decreased liquidity and heightened uncertainty. Markets may be volatile and values of individual securities and other investments may decline significantly in response to adverse issuer, political, regulatory, market, economic, public health, or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Changes in the financial condition of a single issuer may impact a market as a whole. Changes in value may be temporary or may last for extended periods. Geopolitical risks, including terrorism, tensions or open conflict between nations, or political or economic dysfunction within some nations that are major players on the world stage or major producers of oil, may lead to overall instability in world economies and markets generally and have led, and may in the future lead, to increased market volatility and may have adverse long-term effects. Similarly, environmental and public health risks, such as natural disasters, epidemics or pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. Governmental policy and legislative changes also may contribute to decreased liquidity and increased volatility in the financial markets.

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Public health crises caused by epidemics or pandemics, may exacerbate other pre-existing political, social, economic, and financial risks. All of these risks may have a material adverse effect on the performance and financial condition of the securities in which a Fund invests, and on the overall performance of the Fund. Other outbreaks of infectious diseases or other public health issues that may arise in the future may have similar or worse effects. The impact of infectious diseases may be greater in countries that do not move effectively to control them or that have limited access to vaccines, which may occur because of a lack of health care or economic resources or for political or other reasons.

Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in, or foreign exchange rates with, a different country or region. The rise in protectionist trade policies, and changes to some major international trade agreements and the potential for changes to others, could affect the economies of many countries in ways that cannot necessarily be foreseen at the present time. Political and diplomatic events within the U.S. and abroad, including the current contentious domestic political environment and changes in the U.S. presidential administration and Congress, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. The United States has developed increasingly strained relations with a number of foreign countries. If relations with certain countries deteriorate, it could adversely affect U.S. issuers as well as non-U.S. issuers that rely on the United States for trade. Financial markets in the United States and China have been sensitive to the outlook for resolving ongoing U.S.-China trade disputes.

High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. Economic, political and other developments may result in a further increase in the amount of public debt, including in the United States. The long-term consequences of high public debt are not known with certainty.

Funds and their advisers, as well as many of the companies in which they invest, are subject to regulation by the federal government. There is a potential for materially increased regulation in the future, as well as higher taxes or taxes restructured to incentivize different activities. These changes, should they occur, may impose added costs on a Fund and its service providers, and affect the businesses of various portfolio companies, in ways that cannot necessarily be foreseen at the present time.

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In addition, global climate change may have an adverse effect on the value of securities and other assets, such as real estate. A rise in sea levels, an increase in powerful windstorms and/or a storm-driven increase in flooding could cause coastal properties to lose value or become unmarketable altogether. Large wildfires such as those driven by high winds and prolonged drought have devastated, and in the future may devastate entire communities and may be very costly to any business found to be responsible for the fire or conducting business or operations in affected areas. Regulatory changes and divestment movements tied to concerns about climate change could adversely affect the value of certain land and the viability of industries whose activities or products are seen as accelerating climate change. Losses related to climate change could adversely affect corporate borrowers and mortgage lenders, the value of mortgage-backed securities, the bonds of municipalities that depend on tax revenues and tourist dollars generated by such properties, and insurers of the property and/or of corporate, municipal or mortgage-backed securities. Since property and security values are driven largely by buyers’ perceptions, it is difficult to know the time period over which these effects might unfold. Economists warn that, unlike previous declines in the real estate market, properties in affected coastal zones may never recover their value. Similarly, efforts to address climate change, including increased environmental regulation, may adversely impact individual companies, industries or sectors of the economy, such as energy and manufacturing companies, which could lead to declines in the value of securities and other instruments issued by such companies.

Municipal Bond Risk — The Funds that invest in municipal bonds may be affected significantly by the economic, regulatory or political developments affecting the ability of issuers of municipal bonds to pay interest or repay principal. In addition, the ability of an issuer to make payments or repay interest may be affected by litigation or bankruptcy. In the event of bankruptcy of such an issuer, a Fund investing in the issuer’s securities could experience delays in collecting principal and interest, and the Fund may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its rights in the event of a default in the payment of interest or repayment of principal, or both, a Fund may, in some instances, take possession of, and manage, the assets securing the issuer’s obligations on such securities, which may increase the Fund’s operating expenses. Any income derived from the Fund’s ownership or operation of such assets may not be tax-exempt. Municipal bonds are generally subject to interest rate, credit and market risk.

Because many municipal bonds are issued to finance similar projects (such as those relating to education, health care, housing, transportation, and utilities), conditions in those sectors may affect the overall municipal securities market. In addition, changes in the financial condition of an individual municipal issuer can affect the overall municipal market. Municipal bonds backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the supporting taxation or the inability to collect revenues for the specific project or specific assets. Municipal bonds are subject to the risk that the Internal Revenue Service (the “IRS”) may determine that an issuer has not complied with applicable tax requirements and that interest from the municipal bond is taxable, which may result in a significant decline in the value of the security.

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Municipal bonds may be less liquid than taxable bonds and there may be less publicly available information on the financial condition of municipal bond issuers than for issuers of other securities, and the investment performance of a fund investing in municipal bonds may therefore be more dependent on the analytical abilities of the Adviser than if the fund held other types of investments such as stocks or taxable bonds. The secondary market for municipal bonds also tends to be less well-developed or liquid than many other securities markets, a by-product of lower capital commitments to the asset class by the dealer community, which may adversely affect a fund’s ability to sell municipal bonds it holds at attractive prices or value municipal bonds.

Operational Risk - Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside the Adviser’s and the Sub-Advisers’ control, including instances at third parties. The Fund, the Adviser and the Sub-Advisers seek to reduce these operational risks through control and procedures. However, these measures do not address every possible risk and may be inadequate to address these risk.

ReFlow Liquidity Program — The Funds may participate in a variety of liquidity programs offered by ReFlow Fund, LLC. These include the ReFlow Redemption Service, which is designed to provide alternative sources of liquidity to funds experiencing net redemptions of their shares. The ReFlow Redemption Service provides participating funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed from the fund and settling the next business day, subject to certain limitations. Following purchases of fund shares, ReFlow then generally redeems those shares when a Fund experiences net sales, at the end of a maximum holding period determined by ReFlow, or at other times at ReFlow’s discretion. In the event a Fund uses the ReFlow Redemption Service, the Fund will pay a fee to ReFlow each time ReFlow purchases Fund shares, calculated by multiplying the value of shares ReFlow purchases by a rate determined through an automated daily auction. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a Fund. By participating in the ReFlow programs, a Fund may maintain a lower cash balance than might otherwise be required. In an environment of declining market values, a Fund participating in the ReFlow programs may experience a greater decrease in value than it would if it did not participate in the programs and instead maintained a higher cash balance.

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REIT Risk — Investments in REITs, which pool investors’ capital to purchase or finance real estate investments, involve certain unique risks, including concentration risk (by geography or property type) and interest rate risk (i.e., in a rising interest rate environment, the stock prices of real estate-related investments may decline and the borrowing costs of these companies may increase). In addition, REITs are susceptible to the risks associated with direct ownership of real estate, such as declines in property values, increases in property taxes, operating expenses or competition, overbuilding, zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund.

Small Fund Risk — Symmetry Panoramic Municipal Fixed Income Fund and Symmetry Panoramic Alternative Fund currently have fewer assets than larger funds. Thus, like other small funds, inflows and outflows may impact its market exposure. In addition, if a Fund does not attract additional assets, the Fund’s fixed costs will continue to be spread over a small asset base, which could result in increased shareholder expenses (if the Fund were not subject to an expense cap) or force the Fund to liquidate.

Swap Risk — Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay a Fund and the risk that a Fund will not be able to meet its obligations to pay the counterparty to the swap. In addition, there is the risk that a swap may be terminated by a Fund or the counterparty in accordance with its terms. If a swap were to terminate, a Fund may be unable to implement its investment strategies and a Fund may not be able to seek to achieve its investment objective.

U.S. Government Securities Risk — Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

Valuation Risk — The sale price the Fund could receive for a security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets, or that are valued using a fair value methodology. Because portfolio securities of the Fund may be traded on non-U.S. exchanges, and non-U.S. exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

10.	Concentration of Shareholders:

As of August 31, 2025, the percentage of total shares outstanding held by shareholders of the Funds, which are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders owning 10% or greater of the aggregate total shares outstanding for each Fund, were as follows:

SYMMETRY PANORAMIC TRUST

AUGUST 31, 2025

	No. of Shareholders	% Ownership
Symmetry Panoramic US Equity Fund	2	79%
Symmetry Panoramic International Equity Fund	2	79%
Symmetry Panoramic Global Equity Fund	2	79%
Symmetry Panoramic Tax-Managed Global Equity Fund	3	87%
Symmetry Panoramic US Systematic Fixed Income Fund	3	89%
Symmetry Panoramic Municipal Fixed Income Fund	3	85%
Symmetry Panoramic Global Systematic Fixed Income Fund	2	78%
Symmetry Panoramic Alternatives Fund	3	88%

11. Indemnifications:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

12. Recent Accounting Pronouncements:

In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management of the Funds’ Adviser acts as each Fund’s CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with each Fund's single investment objective which is executed by each Fund’s portfolio managers. The financial information in the form of each Fund’s schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

SYMMETRY PANORAMIC TRUST

AUGUST 31, 2025

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Funds’ financial statements.

13. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

SYMMETRY PANORAMIC TRUST

AUGUST 31, 2025

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of
Symmetry Panoramic Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Symmetry Panoramic US Equity Fund, Symmetry Panoramic International Equity Fund, Symmetry Panoramic Global Equity Fund, Symmetry Panoramic Tax-Managed Global Equity Fund, Symmetry Panoramic US Systematic Fixed Income Fund, Symmetry Panoramic Municipal Fixed Income Fund, Symmetry Panoramic Global Systematic Fixed Income Fund, and Symmetry Panoramic Alternatives Fund (the “Funds”) each a series of Symmetry Panoramic Trust, as of August 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2025, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

SYMMETRY PANORAMIC TRUST

AUGUST 31, 2025

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

We have served as the Funds’ auditor since 2018.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

October 29, 2025

SYMMETRY PANORAMIC TRUST

AUGUST 31, 2025

NOTICE TO SHAREHOLDERS (Unaudited)

For shareholders that do not have an August 31, 2025 tax year end, this notice is for informational purposes only. For shareholders with an August 31, 2025 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended August 31, 2025, the Fund is designating the following items with regard to distributions paid during the period:

	Return of Capital	Long Term Capital Gain Distributions	Ordinary Income Distributions	Tax-Exempt Income Distributions(6)	Total Distributions
Symmetry Panoramic US Equity Fund	0.00%	85.87%	14.13%	0.00%	100.00%
Symmetry Panoramic International Equity Fund	0.00%	6.34%	93.66%	0.00%	100.00%
Symmetry Panoramic Global Equity Fund	0.00%	82.91%	17.09%	0.00%	100.00%
Symmetry Panoramic Tax-Managed Global Equity Fund	0.00%	50.98%	49.02%	0.00%	100.00%
Symmetry Panoramic US Systematic Fixed Income Fund	0.00%	0.00%	100.00%	0.00%	100.00%
Symmetry Panoramic Municipal Fixed Income Fund	0.00%	0.00%	1.96%	98.04%	100.00%
Symmetry Panoramic Global Systematic Fixed Income Fund	0.00%	0.00%	100.00%	0.00%	100.00%
Symmetry Panoramic Alternatives Fund	0.00%	0.00%	100.00%	0.00%	100.00%

	Dividends Qualifying for Corporate Dividend Received Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Interest Related Dividends(4)	Qualified Short-Term Capital Gain(5)
Symmetry Panoramic US Equity Fund	64.61%	69.48%	0.00%	0.00%	100.00%
Symmetry Panoramic International Equity Fund	13.63%	77.73%	0.00%	0.08%	0.00%
Symmetry Panoramic Global Equity Fund	38.12%	73.54%	0.00%	0.03%	100.00%
Symmetry Panoramic Tax-Managed Global Equity Fund	48.71%	76.37%	0.00%	0.00%	0.00%
Symmetry Panoramic US Systematic Fixed Income Fund	0.00%	0.00%	21.58%	91.08%	0.00%
Symmetry Panoramic Municipal Fixed Income Fund	61.65%	61.67%	0.00%	0.00%	0.00%
Symmetry Panoramic Global Systematic Fixed Income Fund	0.00%	0.00%	18.59%	65.13%	0.00%
Symmetry Panoramic Alternatives Fund	12.34%	25.83%	0.00%	0.00%	0.00%

The Funds intend to pass through foreign tax credit to shareholders. For the fiscal year ended August 31, 2025, the total amounts of foreign source income for the Symmetry Panoramic International Equity Fund, Symmetry Panoramic Tax-Managed Global Equity Fund and Symmetry Panoramic Global Systematic Fixed Income Fund were $5,867,311, $1,537,370 and $6,112,951, respectively. The total amounts of foreign taxes paid for the Symmetry Panoramic International Equity Fund, Symmetry Panoramic Tax-Managed Global Equity Fund and Symmetry Panoramic Global Systematic Fixed Income Fund were $348,946, $116,699 and $35,739, respectively.

(1)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and are reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

SYMMETRY PANORAMIC TRUST

AUGUST 31, 2025

(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by law.

(3)	“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income.

(4)	The percentage in this column represents the amount of “Interest Related Dividend” and is reflected as a percentage of ordinary income distributions. Interest related dividends are exempted from U.S. withholding tax when paid to foreign investors.

(5)	The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” and is reflected as a percentage of short term capital gain distributions that is exempted from U.S. withholding tax when paid to foreign investors.

(6)	“Tax-exempt income distributions” represents the amount of interest that was derived from state exempt obligations and distributed during the fiscal year. This amount is reflected as a percentage of total distributions. Generally, interest from state obligations is exempt from state income tax. However, for shareholders of the Symmetry Panoramic Municipal Fixed Income Fund who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2025. Complete information will be computed and reported in conjunction with your 2025 Form 1099-DIV.

SYMMETRY PANORAMIC TRUST

 AUGUST 31, 2025

OTHER INFORMATION (FORM N-CSR ITEMS 8-11) (UNAUDITED)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed within the Statement(s) of Operations of the financial statements (Item 7).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory and sub-advisory agreements (the “Agreements”) must be renewed at least annually after their initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of Symmetry Panoramic Trust (the “Trust”) or by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on March 26-27, 2025 to decide whether to renew the following Agreements for additional one-year terms:

●	the advisory agreement between Symmetry Partners, LLC (the “Adviser”) and the Trust, on behalf of the Funds; and

●	the sub-advisory agreements between the Adviser and certain sub-advisers on behalf of the Funds shown in the following table (each, a “Sub-Adviser” and together, the “Sub-Advisers”), pursuant to which the Sub-Advisers serve as investment sub-advisers to the Funds:

SYMMETRY PANORAMIC TRUST

 AUGUST 31, 2025

Sub-Adviser	Fund(s)
AQR Capital Management, LLC	Symmetry Panoramic US Equity Fund
Symmetry Panoramic International Equity Fund
Symmetry Panoramic Global Equity Fund
Dimensional Fund Advisors LP	Symmetry Panoramic US Equity Fund
Symmetry Panoramic International Equity Fund
Symmetry Panoramic Global Equity Fund
J.P. Morgan Investment Management Inc.	Symmetry Panoramic US Systematic Fixed Income Fund
Symmetry Panoramic Global Systematic Fixed Income Fund

In preparation for the meeting, the Trustees requested that the Adviser and the Sub-Advisers furnish information necessary to evaluate the terms of the Agreements. Prior to the meeting, the Independent Trustees of the Funds met to review and discuss the information provided and submitted a request for additional information to the Adviser and the Sub-Advisers, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser, the Sub-Advisers and other service providers of the Funds presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreements for an additional year.

Specifically, the Board requested and received written materials from the Adviser, the Sub-Advisers and other service providers of the Funds regarding: (i) the nature, extent and quality of the Adviser’s and the Sub-Advisers’ services; (ii) the Adviser’s and the Sub-Advisers’ investment management personnel; (iii) the Adviser’s and the Sub-Advisers’ operations and financial conditions; (iv) the Adviser’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ advisory fees paid to the Adviser and the Sub-Advisers and the Funds’ overall fees and operating expenses compared with peer groups of mutual funds; (vi) the level of the Adviser’s and the Sub-Advisers’ profitability from their relationships with the Funds, including both direct and indirect benefits accruing to the Adviser and the Sub-Advisers and their affiliates; (vii) the Adviser’s and the Sub-Advisers’ potential economies of scale; (viii) the Adviser’s and the Sub-Advisers’ compliance programs, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; and (x) the Funds’ performance compared with peer groups of mutual funds and the Funds’ benchmark indices.

Representatives from the Adviser and the Sub-Advisers, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s and the Sub-Advisers’ services, fees and other aspects of the Agreements. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management, the Adviser and the Sub-Advisers.

SYMMETRY PANORAMIC TRUST

 AUGUST 31, 2025

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser, the Sub-Advisers and other service providers of the Funds, renewed the Agreements. In considering the renewal of the Agreements, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser and the Sub-Advisers; (ii) the investment performance of the Funds and the Adviser and the Sub-Advisers; (iii) the costs of the services provided and profits realized by the Adviser and the Sub-Advisers from their relationships with the Funds, including both direct and indirect benefits accruing to the Adviser and the Sub-Advisers and their affiliates; (iv) the extent to which economies of scale are being realized by the Adviser and the Sub-Advisers; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser and the Sub-Advisers

In considering the nature, extent and quality of the services provided by the Adviser and the Sub-Advisers, the Board reviewed the portfolio management services provided by the Adviser and the Sub-Advisers to the Funds, including the quality and continuity of the Adviser’s and the Sub-Advisers’ portfolio management personnel, the resources of the Adviser and the Sub-Advisers, and the Adviser’s and the Sub-Advisers’ compliance histories and compliance programs. The Trustees reviewed the terms of the Agreements. The Trustees also reviewed the Adviser’s and the Sub-Advisers’ investment and risk management approaches for the Funds. The Trustees considered that the Adviser supervises and monitors the performance of the Sub-Advisers. The most recent investment adviser registration forms (“Form ADV”) for the Adviser and the Sub-Advisers were available to the Board, as were the responses of the Adviser and the Sub-Advisers to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser and the Sub-Advisers to the Funds.

The Trustees also considered other services provided to the Funds by the Adviser and the Sub-Advisers such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Funds by the Adviser and the Sub-Advisers were sufficient to support renewal of the Agreements.

SYMMETRY PANORAMIC TRUST

 AUGUST 31, 2025

Investment Performance of the Funds, the Adviser and the Sub-Advisers

The Board was provided with regular reports regarding the Funds’ performance over various time periods. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ performance to their benchmark indices and peer groups of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser and the Sub-Advisers provided information regarding and led discussions of factors impacting the performance of the Funds, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Funds’ performance was satisfactory, or, where the Funds’ performance was materially below their benchmarks and/or peer groups, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser and the Sub-Advisers in an effort to improve the performance of the Funds. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser and the Sub-Advisers had been able to achieve for the Funds were sufficient to support renewal of the Agreements.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fees payable by the Funds to the Adviser, as well as the fees payable by the Adviser to the Sub-Advisers, the Trustees reviewed, among other things, a report of the advisory fees paid to the Adviser and the Sub-Advisers. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Sub-Advisers to other clients with comparable mandates with respect to certain Funds. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Funds and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Funds are subject. The Trustees also considered that the Adviser, not the Funds, paid the Sub-Advisers pursuant to the sub-advisory agreements and that the fees payable to the Sub-Advisers reflected arms-length negotiations between the Adviser and the Sub-Advisers. The Trustees evaluated both the fee under the sub-advisory agreements and the portion of the fee under the advisory agreement retained by the Adviser. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services rendered by the Adviser and the Sub-Advisers.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser and the Sub-Advisers from their relationships with the Funds, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and the Sub-Advisers and their affiliates. The Trustees considered how the Adviser’s and the Sub-Advisers’ profitability was affected by factors such as their organizational structures and methods for allocating expenses. The Trustees concluded that the profit margins of the Adviser and the Sub-Advisers with respect to the management of the Funds were not unreasonable. The Board also considered the Adviser’s and the Sub-Advisers’ commitment to managing the Funds and the Adviser’s willingness to continue its expense limitation and fee waiver arrangements with the Funds.

SYMMETRY PANORAMIC TRUST

 AUGUST 31, 2025

The Trustees considered the Adviser’s and Sub-Advisers’ views relating to economies of scale in connection with the Funds as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Funds and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fees were reasonable in light of the information that was provided to the Trustees by the Adviser and the Sub-Advisers with respect to economies of scale.

Renewal of the Agreements

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreements, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreements for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Symmetry Panoramic Funds

P.O. Box 588

Portland, ME 04112

1-844-796-3863

Investment Adviser:

Symmetry Partners, LLC

151 National Drive

Glastonbury, CT 06033

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.

1835 Market St., Suite 310

Philadelphia, PA 19103

This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

SYM-AR-001-0500

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the 1940 Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the 1940 Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the 1940 Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications, as required by Rule 30a-2(b) under the 1940 Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Symmetry Panoramic Trust

By		/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date:	November 6, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By		/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date:	November 6, 2025

By		/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date:	November 6, 2025